Reg. Nos. 333-5863/811-7671
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933                                                    [ X ]

    Pre-Effective Amendment No.                                           [   ]
                                ------
    Post-Effective Amendment No.   3                                      [ X ]
                                 -----
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                                       [ X ]

    Amendment No.   5                                                     [ X ]
                  -----
                        (Check appropriate box or boxes.)

                          COLUMBIA SMALL CAP FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

1301 SW Fifth Avenue, PO Box 1350, Portland, Oregon 97207
(Address of Principal Executive Offices)          (Zip Code)

Registrant's Telephone Number, including Area Code: (503) 222-3600

J. Jerry Inskeep, Jr.
1301 SW Fifth Avenue, PO Box 1350, Portland, Oregon 97207
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (Check appropriate box)

          immediately upon filing pursuant to paragraph (b)
    ---
          on            pursuant to paragraph (b)
    ---      ----------
     X    60 days after filing  pursuant to paragraph (a)(1)
    ---
          on            pursuant to paragraph (a)
    ---      ----------
          75 days after filing pursuant to paragraph (a)(2)
    ---
          on            pursuant to paragraph (a)(2) of Rule 485
    ---      ----------

If appropriate, check the following box:
             this post-effective amendment designates a new effective date for
    ---      a previously filed post-effective amendment.

Please forward copies of communications to:

             Robert J. Moorman
             Stoel Rives LLP
             900 SW Fifth Avenue, Suite 2600
             Portland, Oregon  97204

                                   PROSPECTUS
                                February x, 1999









              Columbia Funds is a family of no load mutual funds:

                           Columbia Common Stock Fund
                              Columbia Growth Fund
                        Columbia International Stock Fund
                              Columbia Special Fund
                             Columbia Small Cap Fund
                        Columbia Real Estate Equity Fund
                    Columbia U.S. Government Securities Fund
                      Columbia Fixed Income Securities Fund
                      Columbia National Municipal Bond Fund
                          Columbia Municipal Bond Fund
                            Columbia High Yield Fund
                             Columbia Balanced Fund
                          Columbia Daily Income Company















As with all mutual funds, the Securities and Exchange Commission has not judged whether these funds are good investments or whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

                                February xx, 1999


                                TABLE OF CONTENTS


Introduction
Information about Columbia Funds
         Stock Fund Investing
         Columbia Common Stock Fund
         Columbia Growth Fund
         Columbia International Stock Fund
         Columbia Special Fund
         Columbia Small Cap Fund
         Columbia Real Estate Equity Fund
         Bond Fund Investing
         Columbia U.S. Government Securities Fund
         Columbia Fixed Income Securities Fund
         Columbia National Municipal Bond Fund
         Columbia Municipal Bond Fund
         Columbia High Yield Fund
         Columbia Balanced Fund
         Columbia Daily Income Company
Management
Investor Services
         Purchasing Shares
         Selling Shares
         Instructions for Accounts
         Important Fund Policies
         Distributions and Taxes
More About the Funds
         Portfolio Securities
         More about Risks
         Financial Highlights

Introduction

This Prospectus is designed to provide you with important information about investing in Columbia Funds. The Funds are presented separately with descriptions of the following:

o   goal and strategy [icon]
o   investment risks [icon]
o   who should invest in the fund [icon]
o   historical performance [icon]
o   expenses [icon]

A Team Approach to Investing
----------------------------
Columbia takes a unique approach to investing, where all Funds are managed using the expertise of the entire investment team. Through this team effort, individual analysts and portfolio managers have responsibility for tracking specific sectors or industries of the market, identifying securities within those areas that are expected to reward shareholders.

As part of its active management, Columbia's investment team meets twice weekly to review and discuss the dynamics of the overall investment and economic environment. This evaluation leads to the development of broad investment themes, which create a framework for industry and stock selection. Themes are based on the review and discovery of changes in the environment that may not yet be widely recognized or understood by the rest of the investment community. This approach to investment management is often referred to as "top down, sector rotation."

Once particular industries and market sectors are identified for emphasis, securities within the targeted industry or sector are recommended based on fundamental and technical analysis. This involves a bottom up review of individual companies, where the team looks at such factors as financial condition, quality of management, industry dynamics, earnings growth, profit margins, sales trends, and price/earnings and price/book ratios. In the small cap, high yield bond and real estate investment trust sectors, this fundamental analysis is even more critical to uncovering companies whose products or services offer a competitive advantage.

For fixed income securities, a top down approach is also used to determine sector emphasis between different types of instruments. As with the equity investment team, Columbia's bond team is made up of various fixed income specialists who have responsibility for analyzing and selecting particular securities. Using sector rotation, the bond team works to appropriately shift emphasis between levels of quality, maturity, coupon and type of debt instrument based on its relative attractiveness. The bond team also uses a proprietary horizon analysis model to gauge the performance of different bonds under various interest rate scenarios.

Risk of Investing in Mutual Funds
---------------------------------
Mutual funds are not bank deposits and are not insured or endorsed by any bank, government agency or the FDIC. The value of your investment will likely fluctuate. Because you could lose money by investing in these Funds, please be sure to read all the risk disclosure carefully before investing. The following descriptions of each Fund contain a discussion of their principal investment risks. For additional information about the risks of investment, see "More about the Funds."

Information about Columbia Funds

Stock Fund Investing
--------------------
Columbia's stock funds invest principally in the stocks of public companies. Companies sell shares of stock to help finance their business. Returns on stocks are earned through a combination of dividends paid on each share and any increase or decrease in the market price of the shares. The smaller the market capitalization of a company, generally the less likely it will pay dividends. That's because small companies tend to use excess earnings to help fund growth. There are three widely accepted categories for market capitalization, which is the total value of a company's outstanding stock. Large-cap generally refers to companies with $5 billion or more in outstanding stock, mid-cap is considered to have $1 to $5 billion and small-cap is considered to have less than $1 billion. Generally, the smaller a company's market cap, the more volatile its stock is likely to be.

Generally, stock fund returns fluctuate more than bond and money market fund returns, but stocks historically have offered investors the most long-term growth. Columbia's stock funds vary in their level of risk or volatility, depending upon the types and average market capitalization of the stocks they hold. The chart below helps illustrate the expected volatility for each of the Columbia stock funds, listed in order from least to most volatile.

Stock Volatility chart

Columbia Common Stock Fund
icon
Goal and Strategy
-----------------
The Fund seeks capital appreciation and dividend income by investing, under normal market conditions, at least 65% of its assets in stocks of large-cap, well-established companies. Many of the stocks selected by the Fund have a history of paying level or rising dividends, and are expected to continue paying dividends in the future.

icon
Investment Risks
----------------
The principal risk associated with this Fund is stock market risk, which means the stocks held by the Fund may decline in value in response to the activities and financial prospects of an individual company or in response to general market and economic conditions. You could lose money as a result of your investment.

icon
Who should invest in the Fund?
------------------------------
This Fund is most appropriate for:
o   long-term investors
o   those seeking a diversified core equity fund
o   those willing to accept short-term price fluctuations in their investment icon
Historical Performance
----------------------
The bar chart below illustrates how the Fund's total return has varied from year to year, while the table shows performance over time (compared to a broad-based market index). This information may help provide an indication of the Fund's risks and potential rewards. All figures assume the reinvestment of dividends. Past performance cannot guarantee future results.

Bar chart
Best Quarter                                     Worst Quarter
Average Annual Total Returns

                  1 year           3 years           5 years           10 years

Fund Name
S&P 500 Index

icon
Expenses
--------
As a Columbia shareholder, you pay no shareholder transaction fees, such as sales loads, redemption fees or exchange fees when you purchase or sell shares. The table below describes the annual fund operating expenses you may pay as a shareholder of the Fund. These operating expenses are considered indirect shareholder costs, since they are deducted from Fund assets prior to the calculation of total returns.

-------------------------------------------------------------------------------
    Fee Table

    Annual Fund Operating Expenses (expenses that are paid out of Fund assets)

        Management Fees                                                    ___%
        Distribution and/or Service (12b-1) Fees                           None
        Other Expenses                                                     ___%

                                  Total Fund Operating Expenses            ___%

-------------------------------------------------------------------------------

This is a hypothetical example intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual cost may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming: 1) a 5% annual return, 2) the Fund's operating expenses remain the same, 3) you redeem all your shares at the end of the periods shown, and 4) all distributions are reinvested.

1 Year             3 Years             5 Years             10 Years
$                  $                   $                   $
 -------            -------             -------             -------

Columbia Growth Fund

icon
Goal and Strategy
-----------------
The Fund seeks capital appreciation by investing, under normal market conditions, in stocks of companies expected to experience long-term, above average earnings growth. These companies tend to have attractive valuations, strong competitive positions within their industry groups and the ability to grow using internal resources. The Fund intends to focus on growth stocks, which are those stocks that generally trade with higher price/earnings ratios, reflecting investors' willingness to pay a higher share price for potentially steady or higher earnings growth.

icon
Investment Risks
----------------
The principal risk associated with this Fund is stock market risk, which means the stocks held by the Fund may decline in value in response to the activities and financial prospects of an individual company or in response to general market and economic conditions. You could lose money as a result of your investment.

icon
Who Should Invest in this Fund?
-------------------------------
This fund is most appropriate for:
o   long-term investors
o   those investors seeking a Fund with a growth investment strategy
o   those willing to accept short-term price fluctuations in their investment icon
Historical Performance
----------------------
The bar chart below illustrates how the Fund's total return has varied from year to year, while the table shows performance over time (compared to a broad-based market index). This information may help provide an indication of the Fund's risks and potential rewards. All figures assume the reinvestment of dividends. Past performance cannot guarantee future results.

Bar chart
Best Quarter                                     Worst Quarter
Average Annual Total Returns

                  1 year           3 years           5 years           10 years

Fund Name
S&P 500 Index

icon
Expenses
--------
As a Columbia shareholder, you pay no shareholder transaction fees, such as sales loads, redemption fees or exchange fees when you purchase or sell shares. The table below describes the annual fund operating expenses you may pay as a shareholder of the Fund. These operating expenses are considered indirect shareholder costs, since they are deducted from Fund assets prior to the calculation of total returns.

-------------------------------------------------------------------------------
    Fee Table

    Annual Fund Operating Expenses (expenses that are paid out of Fund assets)

        Management Fees                                                    ___%
        Distribution and/or Service (12b-1) Fees                           None
        Other Expenses                                                     ___%

                                  Total Fund Operating Expenses            ___%

-------------------------------------------------------------------------------

This is a hypothetical example intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual cost may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming: 1) a 5% annual return, 2) the Fund's operating expenses remain the same, 3) you redeem all your shares at the end of the periods shown, and 4) all distributions are reinvested.

1 Year             3 Years             5 Years             10 Years
$                  $                   $                   $
 -------            -------             -------             -------


Columbia International Stock Fund

icon
Goal and Strategy
-----------------
The Fund seeks long-term capital appreciation by investing, under normal market conditions, at least 65% of its total assets in stocks issued by companies from at least three countries outside the United States. While the Fund's investments are not limited by market capitalization, the Fund intends to invest at least 75% of its assets in companies with at least $500 million in market cap, which - in foreign markets - is generally considered large and well established.

icon
Investment Risks
----------------
The principal risks associated with this Fund are stock market risk and foreign investment risk. You could lose money as a result of your investment.

Stock market risk means the stocks held by the Fund may decline in value in response to the activities and financial prospects of an individual company or in response to general market and economic conditions.

Foreign investment risk means the stocks held by the Fund may decline in value due to the risks associated with international investing. This is because foreign securities:
     o   are affected by changes in currency exchange rates
     o   may be subject to foreign taxes that could reduce returns
     o are subject to potential political or economic instability of the country of issuer, especially in emerging or developing countries
     o are generally not subject to uniform accounting, auditing, and financial reporting standards, with less governmental regulation and oversight than U.S. securities
     o   tend to be less liquid than domestic securities
     o generally have less public information available about them than do U.S. securities icon
Who Should Invest in this Fund?
-------------------------------
This Fund is appropriate for:
o   long-term investors
o   those seeking stock market diversification outside the United States
o those willing to accept substantial fluctuation in the value of their investment icon
Historical Performance
----------------------
The bar chart below illustrates how the Fund's total return has varied from year to year, while the table shows performance over time (compared to a broad-based market index). This information may help provide an indication of the Fund's risks and potential rewards. All figures assume the reinvestment of dividends. Past performance cannot guarantee future results.


Bar chart
Best Quarter                                     Worst Quarter
Average Annual Total Returns

                  1 year           3 years           5 years           10 years

Fund Name
Morgan Stanley Capital
International Europe,
   Australia, and Far East Index

icon
Expenses
--------
As a Columbia shareholder, you pay no shareholder transaction fees, such as sales loads, redemption fees or exchange fees when you purchase or sell shares. The table below describes the annual fund operating expenses you may pay as a shareholder of the Fund.

These operating expenses are considered indirect shareholder costs, since they are deducted from Fund assets prior to the calculation of total returns.

-------------------------------------------------------------------------------
    Fee Table

    Annual Fund Operating Expenses (expenses that are paid out of Fund assets)

        Management Fees                                                    ___%
        Distribution and/or Service (12b-1) Fees                           None
        Other Expenses                                                     ___%

                                  Total Fund Operating Expenses            ___%

-------------------------------------------------------------------------------

This is a hypothetical example intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual cost may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming: 1) a 5% annual return, 2) the Fund's operating expenses remain the same, 3) you redeem all your shares at the end of the periods shown, and 4) all distributions are reinvested.

1 Year             3 Years             5 Years             10 Years
$                  $                   $                   $
 -------            -------             -------             -------


Columbia Special Fund

icon
Goal and Strategy
-----------------
The Fund seeks significant capital appreciation by investing in a portfolio of stocks that is considered more volatile than the S&P 500 Stock Index. The Fund intends to invest primarily in small- and mid-cap companies, but also may invest in special situations such as new issues; companies that may benefit from technological or product developments or new management; and companies involved in tender offers, leveraged buy-outs or mergers.

icon
Investment Risks
----------------
The principal risk associated with this Fund is stock market risk, which means the stocks held by the Fund may decline in value in response to the activities and financial prospects of an individual company or in response to general market and economic conditions. You could lose money as a result of your investment.

In addition, the small- to mid-cap stocks held by the Fund are subject to greater risk than large-cap stocks because smaller companies:
o may have limited operating histories, fewer financial resources, and inexperienced management
o   may be dependent on a small number of products or services

o may have low trading volumes, which may make it difficult for the Fund to sell a security and result in erratic or abrupt price movements
o may also be involved in special, more risky situations such as major corporate changes and a high degree of market uncertainty icon
Who Should Invest in this Fund?
-------------------------------
This Fund is appropriate for:
o   long-term, aggressive growth investors
o those looking to diversify their large-cap stock portfolios with small- to mid-cap stock investments
o those willing to accept substantial fluctuations in the value of their investment icon
Historical Performance
----------------------
The bar chart below illustrates how the Fund's total return has varied from year to year, while the table shows performance over time (compared to a broad-based market index). This information may help provide an indication of the Fund's risks and potential rewards. All figures assume the reinvestment of dividends. Past performance cannot guarantee future results.

Bar chart
Best Quarter                                     Worst Quarter

Average Annual Total Returns

                   1 year         3 years        5 years        10 years

Fund Name
S&P Midcap Index

icon
Expenses
--------
As a Columbia shareholder, you pay no shareholder transaction fees, such as sales loads, redemption fees or exchange fees when you purchase or sell shares. The table below describes the annual fund operating expenses you may pay as a shareholder of the Fund. These operating expenses are considered indirect shareholder costs, since they are deducted from Fund assets prior to the calculation of total returns.

-------------------------------------------------------------------------------
    Fee Table

    Annual Fund Operating Expenses (expenses that are paid out of Fund assets)

        Management Fees                                                    ___%
        Distribution and/or Service (12b-1) Fees                           None
        Other Expenses                                                     ___%

                                  Total Fund Operating Expenses            ___%

-------------------------------------------------------------------------------

This is a hypothetical example intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual cost may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming: 1) a 5% annual return, 2) the Fund's operating expenses remain the same, 3) you redeem all your shares at the end of the periods shown, and 4) all distributions are reinvested.

1 Year             3 Years             5 Years             10 Years
$                  $                   $                   $
 -------            -------             -------             -------


Columbia Small Cap Fund

icon
Goal and Strategy
-----------------
The Fund seeks significant capital appreciation by investing, under normal market conditions, at least 65% of its assets in stocks with a market capitalization below $1 billion at the time of investment.

icon
Investment Risks
----------------
The principal risk associated with this Fund is stock market risk, which means the stocks held by the Fund may decline in value in response to the activities and financial prospects of an individual company or in response to general market and economic conditions. You could lose money as a result of your investment.

In addition, the small-cap stocks held by the Fund are subject to greater volatility than large-cap stocks because small companies:

o may have limited operating histories, fewer financial resources, and inexperienced management
o   may be dependent on a small number of products or services
o may have low trading volumes, which may make it difficult for the Fund to sell a security and result in erratic or abrupt price movements
o may also be involved in special, more risky situations, such as major corporate changes and a high degree of market uncertainty icon
Who Should Invest in this Fund?
-------------------------------
This Fund is appropriate for:
o   long-term, aggressive growth investors
o those looking to diversify their mid- and large-cap stock portfolios with small cap stock investments
o those willing to accept substantial fluctuation in the value of their investment icon
Historical Performance
----------------------
The bar chart below illustrates how the Fund's total return has varied from year to year, while the table shows performance over time (compared to a broad-based market index). This information may help provide an indication of the Fund's risks and potential rewards. All figures assume the reinvestment of dividends. Past performance cannot guarantee future results.

Bar chart
Best Quarter                                     Worst Quarter
Average Annual Total Returns
                   1 year         3 years        5 years        10 years

Fund Name
Russell 2000 Index

icon
Expenses
--------
As a Columbia shareholder, you pay no shareholder transaction fees, such as sales loads, redemption fees or exchange fees when you purchase or sell shares. The table below describes the annual fund operating expenses you may pay as a shareholder of the Fund. These operating expenses are considered indirect shareholder costs, since they are deducted from Fund assets prior to the calculation of total returns.

-------------------------------------------------------------------------------
    Fee Table

    Annual Fund Operating Expenses (expenses that are paid out of Fund assets)

        Management Fees                                                    ___%
        Distribution and/or Service (12b-1) Fees                           None
        Other Expenses                                                     ___%

                                  Total Fund Operating Expenses            ___%

-------------------------------------------------------------------------------

This is a hypothetical example intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual cost may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming: 1) a 5% annual return, 2) the Fund's operating expenses remain the same, 3) you redeem all your shares at the end of the periods shown, and 4) all distributions are reinvested.

1 Year             3 Years             5 Years             10 Years
$                  $                   $                   $
 -------            -------             -------             -------


Columbia Real Estate Equity Fund

icon
Goal and Strategy
-----------------
The Fund seeks capital appreciation and above-average income by investing, under normal market conditions, at least 65% of its assets in the equity securities of companies principally engaged in the real estate industry. A company is "principally engaged" in the real estate industry if at least 50% of its gross income or net profits are attributable to the ownership, construction, management, or sale of residential, commercial or industrial real estate, such as real estate investment trusts ("REITs"). The Fund does not invest directly in real estate.

icon
Investment Risks
----------------
The principal risks associated with this Fund are stock market risk and real estate risk. You could lose money as a result of your investment.

Stock market risk means the stocks held by the Fund may decline in value in response to the activities and financial prospects of an individual company or in response to general market and economic conditions.

Real estate risk means the Fund may be subject to the same types of risks associated with direct ownership of real estate, such as:
o declines in the value of real estate related to general, local and regional economic conditions
o   overbuilding and extended vacancies of properties
o   increased property taxes
o   casualty or condemnation losses
o   changes in zoning laws
o   environmental clean up costs

To the extent that the Fund's investments are concentrated in a particular geographic region, real estate risk may be even more significant.

icon
Who Should Invest in this Fund?
-------------------------------
This Fund is appropriate for:
o   long-term investors

o those looking for an income-oriented equity fund that invests in real estate securities
o those seeking to balance their equity portfolio with an investment expected to provide less volatility and higher income than the S&P 500
o   those willing to accept short-term price fluctuations in their investment icon
Historical Performance
----------------------
The bar chart below illustrates how the Fund's total return has varied from year to year, while the table shows performance over time (compared to a broad-based market index). This information may help provide an indication of the Fund's risks and potential rewards. All figures assume the reinvestment of dividends. Past performance cannot guarantee future results.

Bar chart
Best Quarter                                     Worst Quarter

Average Annual Total Returns

                   1 year         3 years        5 years        10 years

Fund Name
NAREIT Index

icon
Expenses
--------
As a Columbia shareholder, you pay no shareholder transaction fees, such as sales loads, redemption fees or exchange fees when you purchase or sell shares. The table below describes the annual fund operating expenses you may pay as a shareholder of the Fund. These operating expenses are considered indirect shareholder costs, since they are deducted from Fund assets prior to the calculation of total returns.

-------------------------------------------------------------------------------
    Fee Table

    Annual Fund Operating Expenses (expenses that are paid out of Fund assets)

        Management Fees                                                    ___%
        Distribution and/or Service (12b-1) Fees                           None
        Other Expenses                                                     ___%

                                  Total Fund Operating Expenses            ___%

-------------------------------------------------------------------------------

This is a hypothetical example intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual cost may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming:

1) a 5% annual return, 2) the Fund's operating expenses remain the same, 3) you redeem all your shares at the end of the periods shown, and 4) all distributions are reinvested.

1 Year             3 Years             5 Years             10 Years
$                  $                   $                   $
 -------            -------             -------             -------


Bond Fund Investing
-------------------
Bonds are often called fixed income investments because they earn a fixed rate of interest. Bonds are issued by corporations as well as by local, state and federal governments and their agencies to raise money. The issuer of a bond is borrowing money from investors. A bond is a promise to pay back this money (referred to as principal or face amount) at a specified time (maturity date), plus a specified amount of interest.

Investment return on a bond is earned through the payment of interest and any price appreciation or depreciation if the bond is sold before maturity. Most bonds pay interest every six months. Because bond funds consist of many bonds that are bought and sold on an ongoing basis, an investment in a bond fund does not have a maturity date and does not earn a fixed interest rate. Consequently, the share price of a bond fund fluctuates daily to reflect the current value of all bonds in the fund.

The maturities of all the bonds within a bond fund can be combined to determine a fund's average maturity. Generally, the longer the average maturity of a bond fund, the more sensitive its value to changes in interest rates.

Another distinguishing characteristic of bond funds is their credit quality. Generally, the lower the credit quality of bonds in a fund, the more sensitive its value is to the activities and financial prospects of the issuing company, as well as to general economic and market conditions.

While bond returns have not generated as high an investment return as stocks over time, their returns are generally less volatile. The chart below helps illustrate the expected volatility for each Columbia Bond Fund, listed in order from least to most volatile.

Bond Volatility chart

Columbia U.S. Government Securities Fund

icon
Goal and Strategy
-----------------
The Fund seeks preservation of capital and a high level of income by investing principally in direct obligations of the U.S. Government with a maximum maturity of three years. Securities will be selected based on an assessment of interest rate trends. Generally, securities purchased will be of a shorter maturity when interest rates are expected to rise and of longer maturity when interest rates are expected to decline.

icon
Investment Risks
----------------
The principal risk associated with this Fund is interest rate risk, which refers to the possibility that your investment may go down in value when interest rates rise. In addition, while direct obligations of the U.S. Government are guaranteed as to the payment of principal and interest, the value of the Fund's shares is not guaranteed by the U.S. Government. You could lose money as a result of your investment.

icon
Who Should Invest in this Fund?
-------------------------------
This Fund is appropriate for:
o   risk-averse, short-term investors
o   those willing to accept a small amount of volatility
o those focused on the preservation of assets rather than the appreciation of assets
o those looking to diversify a balanced portfolio with a short-term, income-earning investment icon
Historical Performance
----------------------
The bar chart below illustrates how the Fund's total return has varied from year to year, while the table shows performance over time (compared to a broad-based market index). This information may help provide an indication of the Fund's risks and potential rewards. All figures assume the reinvestment of dividends. Past performance cannot guarantee future results.

Bar chart
Best Quarter                                     Worst Quarter

Average Annual Total Returns

                   1 year         3 years        5 years        10 years

Fund Name
Merrill Lynch 1-3
   Treasury Index

icon
Expenses
--------
As a Columbia shareholder, you pay no shareholder transaction fees, such as sales loads, redemption fees or exchange fees when you purchase or sell shares. The table below describes the annual fund operating expenses you may pay as a shareholder of the Fund. These operating expenses are considered indirect shareholder costs, since they are deducted from Fund assets prior to the calculation of total returns.

-------------------------------------------------------------------------------
    Fee Table

    Annual Fund Operating Expenses (expenses that are paid out of Fund assets)

        Management Fees                                                    ___%
        Distribution and/or Service (12b-1) Fees                           None
        Other Expenses                                                     ___%

                                  Total Fund Operating Expenses            ___%

-------------------------------------------------------------------------------

This is a hypothetical example intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual cost may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming: 1) a 5% annual return, 2) the Fund's operating expenses remain the same, 3) you redeem all your shares at the end of the periods shown, and 4) all distributions are reinvested.

1 Year             3 Years             5 Years             10 Years
$                  $                   $                   $
 -------            -------             -------             -------


Columbia Fixed Income Securities Fund

icon
Goal and Strategy
-----------------
The Fund seeks a high level of income by investing in a broad range of high quality bonds with intermediate to long-term maturities. The Fund intends to invest 95% of its assets, under normal market conditions, in investment-grade debt securities, or their unrated equivalents, including obligations of the U.S. Government, its agencies and instrumentalities, corporate debt securities, asset-backed securities, collateralized bonds, and loan and mortgage obligations.

icon
Investment Risks
----------------
The principal risks associated with this Fund are interest rate risk, credit risk, and prepayment risk. You could lose money as a result of your investment.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise.

Credit risk refers to the possibility the issuer of a bond may not be able to make interest and principal payments when due.

Prepayment risk refers to the possibility that the mortgage securities held by the Fund may be adversely affected by changes in prepayment rates on the underlying mortgages.

icon
Who Should Invest in this Fund?
-------------------------------
This Fund is appropriate for:
o   longer-term, income-oriented investors
o investors willing to accept greater price fluctuation than is generally associated with short-term bonds
o those looking to diversify their stock portfolio with a fund investing in high quality bonds icon
Historical Performance
----------------------
The bar chart below illustrates how the Fund's total return has varied from year to year, while the table shows performance over time (compared to a broad-based market index). This information may help provide an indication of the Fund's risks and potential rewards. All figures assume the reinvestment of dividends. Past performance cannot guarantee future results.

Bar chart
Best Quarter                                     Worst Quarter

Average Annual Total Returns

                   1 year         3 years        5 years        10 years

Fund Name
Lehman Aggregate
   Bond Index

icon
Expenses
--------
As a Columbia shareholder, you pay no shareholder transaction fees, such as sales loads, redemption fees or exchange fees when you purchase or sell shares. The table below describes the annual fund operating expenses you may pay as a shareholder of the Fund. These operating expenses are considered indirect shareholder costs, since they are deducted from Fund assets prior to the calculation of total returns.

-------------------------------------------------------------------------------
    Fee Table

    Annual Fund Operating Expenses (expenses that are paid out of Fund assets)

        Management Fees                                                    ___%
        Distribution and/or Service (12b-1) Fees                           None
        Other Expenses                                                     ___%

                                  Total Fund Operating Expenses            ___%

-------------------------------------------------------------------------------

This is a hypothetical example intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual cost may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming: 1) a 5% annual return, 2) the Fund's operating expenses remain the same, 3) you redeem all your shares at the end of the periods shown, and 4) all distributions are reinvested.

1 Year             3 Years             5 Years             10 Years
$                  $                   $                   $
 -------            -------             -------             -------


Columbia National Municipal Bond Fund

icon
Goal and Strategy
-----------------
The Fund seeks a high level of income exempt from federal income tax by investing up to 100% of its assets in municipal securities issued by state and local governments, their agencies and authorities, as well as the District of Columbia and U.S. territories and possessions to finance various public or private projects. Under normal market conditions, the Fund will invest in municipal securities rated investment grade by a securities rating agency or, if unrated, determined by Columbia to be of equivalent investment quality. Although the Fund's average maturity may be adjusted in accordance with anticipated changes in interest rates, the Fund intends to maintain an average portfolio maturity of approximately 10 to 12 years.

icon
Risk Factors
------------
The principal risks associated with this Fund are interest rate risk, credit risk, political risk and geographic risk. You could lose money as a result of your investment.

Interest rate risk refers to the possibility your investment may go down in value when interest rates rise.

Credit risk refers to the possibility the issuer of a bond may not be able to make interest and principal payments when due.

Political risk refers to the chance that a significant change in federal income tax rates or even serious discussions on the topic in Congress could cause municipal bond prices to fall. The demand for municipal bonds is strongly influenced by the value of tax-exempt income to investors. A reduction in federal income tax rates would reduce the advantage of owning municipal bonds.

Geographic risk refers to the potential for price declines resulting from a negative development in a single state in which the Fund holds bonds.

icon
Who Should Invest in this Fund?
-------------------------------
This Fund is appropriate for:
o   conservative, long-term investors nearing or in retirement
o   investors seeking income exempt from federal income tax

o investors willing to accept greater price fluctuation than in a shorter-term bond fund icon
Historical Performance
----------------------
Since the Fund is new, it has no historical performance.

icon
Expenses
--------
As a Columbia shareholder, you pay no shareholder transaction fees, such as sales loads, redemption fees or exchange fees when you purchase or sell shares. The table below describes the annual fund operating expenses you may pay as a shareholder of the Fund. These operating expenses are considered indirect shareholder costs, since they are deducted from Fund assets prior to the calculation of total returns.

-------------------------------------------------------------------------------
    Fee Table

    Annual Fund Operating Expenses (expenses that are paid out of Fund assets)

        Management Fees                                                  ___%
        Distribution and/or Service (12b-1) Fees                         None
        Other Expenses                                                   ___%(1)

                                  Total Fund Operating Expenses          ___%(1)

        (1) "Other expenses" are based on the estimated expenses that the Fund expects to incur in its first year of operation.

-------------------------------------------------------------------------------

This is a hypothetical example intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual cost may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming: 1) a 5% annual return, 2) the Fund's operating expenses remain the same, 3) you redeem all your shares at the end of the periods shown, and 4) all distributions are reinvested.

1 Year             3 Years             5 Years             10 Years
$                  $                   $                   $
 -------            -------             -------             -------


Columbia Municipal Bond Fund

icon
Goal and Strategy
-----------------
The Fund seeks a high level of income exempt from federal and State of Oregon income tax by investing up to 100% of its assets in municipal securities issued by the State of Oregon and its political subdivisions, agencies, authorities and instrumentalities. Under normal market conditions, the Fund will invest in municipal securities of the State of Oregon rated investment grade by a securities rating agency or, if unrated, determined by Columbia to be of equivalent investment quality. Although the Fund's average maturity may be adjusted in accordance with anticipated changes in interest rates, the Fund intends to maintain an average portfolio maturity of approximately 10 to 12 years. The Fund is non-diversified, which means the Fund may invest a greater percentage of its assets in one issuer.

icon
Risk Factors
------------
The principal risks associated with this Fund are interest rate risk, credit risk, political risk and geographic risk. You could lose money as a result of your investment.

Interest rate risk refers to the possibility your investment may go down in value when interest rates rise.

Credit risk refers to the possibility the issuer of a bond may not be able to make interest and principal payments when due.

Political risk refers to the chance that a significant change in federal income tax rates, or even serious discussions on the topic in Congress could cause municipal bond prices to fall. The demand for municipal bonds is strongly influenced by the value of income to tax exempt investors. A reduction in federal income tax rates would reduce the advantage of owning municipal bonds.

Geographic risk refers to the fact that the Fund's concentration in Oregon tax-exempt bonds may cause it to be exposed to special risks that do not apply to other bond funds, such as:

o   lack of active trading market in municipal bonds of most Oregon issuers
o   unfavorable economic conditions in Oregon
o legal and legislative changes affecting the ability of Oregon municipalities to issue bonds icon
Who Should Invest in this Fund?
-------------------------------
This Fund is appropriate for:
o   conservative, long-term investors nearing or in retirement
o investors residing in Oregon seeking income exempt from federal and State of Oregon personal income tax.
o investors willing to accept greater price fluctuation than a shorter-term bond fund icon
Historical Performance
----------------------
The bar chart below illustrates how the Fund's total return has varied from year to year, while the table shows performance over time (compared to a broad-based market index). This information may help provide an indication of the Fund's risks and potential rewards. All figures assume the reinvestment of dividends. Past performance cannot guarantee future results.

Bar chart
Best Quarter                                     Worst Quarter

Average Annual Total Returns

                   1 year         3 years        5 years        10 years

Fund Name
Lehman General
   Obligation Bond Index

icon
Expenses
--------
As a Columbia shareholder, you pay no shareholder transaction fees, such as sales loads, redemption fees or exchange fees when you purchase or sell shares. The table below describes the annual fund operating expenses you may pay as a shareholder of the Fund. These operating expenses are considered indirect shareholder costs, since they are deducted from Fund assets prior to the calculation of total returns.

-------------------------------------------------------------------------------
    Fee Table

    Annual Fund Operating Expenses (expenses that are paid out of Fund assets)

        Management Fees                                                    ___%
        Distribution and/or Service (12b-1) Fees                           None
        Other Expenses                                                     ___%

                                  Total Fund Operating Expenses            ___%

-------------------------------------------------------------------------------

This is a hypothetical example intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual cost may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming: 1) a 5% annual return, 2) the Fund's operating expenses remain the same, 3) you redeem all your shares at the end of the periods shown, and 4) all distributions are reinvested.

1 Year             3 Years             5 Years             10 Years
$                  $                   $                   $
 -------            -------             -------             -------


Columbia High Yield Fund

icon
Goal and Strategy
-----------------
The Fund seeks a high level of income, with capital appreciation as a secondary objective, by investing in non-investment grade corporate debt securities, commonly referred to as "junk bonds." Normally, the Fund will invest at least 80% of its assets in high yield bonds rated Ba or B by Moody's Investors Services, Inc. ("Moody's") or BB or B by Standard and Poor's Corporation ("S&P"). No more than 10% of the Fund's assets will be invested in securities rated Caa by Moody's or CCC by S&P. By concentrating on the highest quality non-investment grade bonds, the Fund seeks to provide investors with access to higher yielding bonds without assuming all the risk associated with the broader "junk bond" market.

icon
Investment Risks
----------------
The principal risks associated with this Fund are interest rate risk and credit risk. You could lose money as a result of your investment.

Interest rate risk refers to the possibility that your investment value may go down when interest rates rise.

Credit risk refers to the possibility that the issuing company may not be able to make interest and principal payments when due. The Fund generally invests in lower-rated bonds that are subject to greater risk of default than higher-rated, lower yielding bonds. High yield bonds may be issued in connection with corporate restructurings, such as leveraged buyouts, mergers, acquisitions, debt recapitalizations, or similar events. Also, high yield bonds are often issued by smaller, less creditworthy companies or by companies with substantial debt. Since the price of a high yield bond is generally very sensitive to the financial condition of the issuer, the market for high yield bonds can behave more like the equity market. Adverse changes in economic conditions, an issuer's financial condition, and increases in interest rates may negatively affect lower-rated debt securities more than higher-rated debt securities. In addition, the secondary markets for lower-rated securities may be less liquid and less active than those for higher-rated securities, the effect of which may limit the ability of the Fund to sell lower-rated securities at their expected value.

icon
Who Should Invest in this Fund
------------------------------
This Fund is appropriate for:
o   long-term investors
o those willing to accept substantial fluctuation in the value of their investment
o investors seeking to boost the overall yield potential of their bond portfolio icon
Historical Performance
----------------------
The bar chart below illustrates how the Fund's total return has varied from year to year, while the table shows performance over time (compared to a broad-based market index). This information may help provide an indication of the Fund's risks and potential rewards. All figures assume the reinvestment of dividends. Past performance cannot guarantee future results.

Bar chart
Best Quarter                                     Worst Quarter
Average Annual Total Returns

                   1 year         3 years        5 years        10 years

Fund Name
Salomon BB Index

icon
Expenses
--------
As a Columbia shareholder, you pay no shareholder transaction fees, such as sales loads, redemption fees or exchange fees when you purchase or sell shares. The table below describes the annual fund operating expenses you may pay as a shareholder of the Fund. These operating expenses are considered indirect shareholder costs, since they are deducted from Fund assets prior to the calculation of total returns.

-------------------------------------------------------------------------------
    Fee Table

    Annual Fund Operating Expenses (expenses that are paid out of Fund assets)

        Management Fees                                                    ___%
        Distribution and/or Service (12b-1) Fees                           None
        Other Expenses                                                     ___%

                                  Total Fund Operating Expenses            ___%

-------------------------------------------------------------------------------

This is a hypothetical example intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual cost may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming: 1) a 5% annual return, 2) the Fund's operating expenses remain the same, 3) you redeem all your shares at the end of the periods shown, and 4) all distributions are reinvested.

1 Year             3 Years             5 Years             10 Years
$                  $                   $                   $
 -------            -------             -------             -------


Columbia Balanced Fund

icon
Goal and Strategy
-----------------
The Fund seeks a high total return by investing in a combination of large cap common stocks and high quality fixed income securities. Normally, 35% to 65% of the portfolio will be allocated to stocks and 35% to 65% will be allocated to bonds. Many of the stocks selected by the Fund will have a history of paying level or rising dividends, and will be expected to continue paying dividends in the future. The Fund also intends to invest in investment-grade debt securities, or their unrated equivalents, including obligations of the U.S. Government, its agencies and instrumentalities, corporate debt securities, asset-backed securities, collateralized bonds, and loan and mortgage obligations.

icon
Investment Risk
---------------
The principal risks associated with this Fund are stock market risk, interest rate risk, credit risk and prepayment risk. You could lose money as a result of your investment.

Stock market risk means the stocks held by the Fund may decline in value in response to the activities and financial prospects of an individual company or in response to general market and economic conditions.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise.

Credit risk refers to the possibility that the issuing company may not be able to make interest and principal payments when due.

Prepayment risk refers to the possibility that the mortgage securities held by the Fund may be adversely affected by changes in prepayment rates on the underlying mortgages.

icon
Who Should Invest in this Fund?
-------------------------------
This Fund is appropriate for:
o long-term investors seeking to balance the higher volatility of stock returns with the greater stability of income generating bonds.
o   Investors seeking moderate growth
o   Investors seeking moderate income

icon
Historical Performance
----------------------
The bar chart below illustrates how the Fund's total return has varied from year to year, while the table shows performance over time (compared to a broad-based market index). This information may help provide an indication of the Fund's risks and potential rewards. All figures assume the reinvestment of dividends. Past performance cannot guarantee future results.

Bar chart
Best Quarter                                     Worst Quarter

Average Annual Total Returns

                   1 year         3 years        5 years        10 years

Fund Name
50/50 S&P 500 Index/
   Lehman Aggregate Index
icon
Expenses
--------
As a Columbia shareholder, you pay no shareholder transaction fees, such as sales loads, redemption fees or exchange fees when you purchase or sell shares. The table below describes the annual fund operating expenses you may pay as a shareholder of the Fund. These operating expenses are considered indirect shareholder costs, since they are deducted from Fund assets prior to the calculation of total returns.

-------------------------------------------------------------------------------
    Fee Table

    Annual Fund Operating Expenses (expenses that are paid out of Fund assets)

        Management Fees                                                    ___%
        Distribution and/or Service (12b-1) Fees                           None
        Other Expenses                                                     ___%

                                  Total Fund Operating Expenses            ___%

-------------------------------------------------------------------------------

This is a hypothetical example intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual cost may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming: 1) a 5% annual return, 2) the Fund's operating expenses remain the same, 3) you redeem all your shares at the end of the periods shown, and 4) all distributions are reinvested.

1 Year             3 Years             5 Years             10 Years
$                  $                   $                   $
 -------            -------             -------             -------


Columbia Daily Income Company

icon
Goal and Strategy
-----------------
The Fund seeks a high level of income consistent with the maintenance of liquidity and the preservation of capital by investing in the following high quality money market securities:

o Securities issued by the U. S. Government and its agencies and instrumentalities, whose principal and interest are guaranteed
o Commercial paper which, if rated by Standard & Poor's or Moody's, is rated A-1 by Standard & Poor's and Prime 1 by Moody's or, if not rated, is determined to be of comparable quality by the Fund
o Other high quality corporate debt with average maturities of less than 12 months

All of the Fund's assets will be invested in short-term debt obligations maturing within one year. The average dollar-weighted maturity of the portfolio will not exceed 90 days.

icon
Investment Risk
---------------
An investment in this or any other money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of shareholders' investments at $1 per share, it is possible to lose money as a result of your investment in the Fund. Additionally, there is a chance that the returns of this Fund may not keep pace with the rate of inflation over the long term.

icon
Who Should Invest in this Fund
------------------------------
This Fund is appropriate for:
o   Short-term, risk averse investors
o Investors focused on the preservation of assets rather than the appreciation of assets
o   Investors seeking liquidity

icon
Historical Performance
----------------------
The bar chart below illustrates how the Fund's total return has varied from year to year, while the table shows performance over time (compared to a broad-based market index). This information may help provide an indication of the Fund's risks and potential rewards. All figures assume the reinvestment of dividends. Past performance cannot guarantee future results.

Bar chart
Best Quarter                                     Worst Quarter
Average Annual Total Returns
                   1 year         3 years        5 years        10 years
Fund Name
Consumer Price Index

icon
Expenses
--------
As a Columbia shareholder, you pay no shareholder transaction fees, such as sales loads, redemption fees or exchange fees when you purchase or sell shares. The table below describes the annual fund operating expenses you may pay as a shareholder of the Fund. These operating expenses are considered indirect shareholder costs, since they are deducted from Fund assets prior to the calculation of total returns.

-------------------------------------------------------------------------------
    Fee Table

    Annual Fund Operating Expenses (expenses that are paid out of Fund assets)

        Management Fees                                                    ___%
        Distribution and/or Service (12b-1) Fees                           None
        Other Expenses                                                     ___%

                                  Total Fund Operating Expenses            ___%

-------------------------------------------------------------------------------

This is a hypothetical example intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual cost may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming: 1) a 5% annual return, 2) the Fund's operating expenses remain the same, 3) you redeem all your shares at the end of the periods shown, and 4) all distributions are reinvested.

1 Year             3 Years             5 Years             10 Years
$                  $                   $                   $
 -------            -------             -------             -------

Management

The Funds' investment adviser is Columbia Funds Management Company, 1300 S.W. Sixth Avenue, P.O. Box 1350, Portland, Oregon 97207-1350 ("Columbia"). Columbia is responsible for managing the Funds' portfolios (including placement of brokerage orders) and its business affairs, subject to the Funds' Boards of Directors. Columbia or its predecessor has acted as an investment adviser since 1969.

For the year ended December 31, 1998, the investment advisory fees paid to Columbia by each of the Funds, expressed as a percentage of net assets, were as follows:

    Columbia Common Stock Fund
    Columbia Growth Fund
    Columbia International Stock Fund
    Columbia Special Fund
    Columbia Small Cap Fund
    Columbia Real Estate Equity Fund
    Columbia U.S. Government Securities Fund
    Columbia Fixed Income Securities Fund
    Columbia National Municipal Bond Fund*
    Columbia Municipal Bond Fund
    Columbia High Yield Fund
    Columbia Balanced Fund
    Columbia Daily Income Company

*Fund Commenced Operations March __, 1999

Columbia Investment Team
------------------------
Columbia's Investment Team is responsible for developing investment themes and strategies for the Funds. Thomas L. Thomsen is President, Chief Investment Officer and Director of Columbia and supervises the Team's activities. Prior to joining Columbia in 1978, Mr. Thomsen was a Senior Investment Officer for the Treasury Department of the State of Oregon (1974-1978) and a Fixed Income Portfolio Manager for First National Bank of Oregon (1969-1973).

For most Funds, a lead portfolio manager is responsible for implementing and maintaining the investment themes and strategies developed by the Team, while adhering to the specific goal and strategy of the Fund.

Common Stock Fund - Team Managed (since 1998). Based on an analysis of macro-economic factors and the investment environment, Columbia's Asset Allocation Committee is responsible for determining the sector or industry weightings for the Fund. Individual members of the Investment Team then select securities within the sectors or asset classes for which they have research and analytic responsibility.

Growth Fund -- Alexander S. Macmillan (since 1992). A Vice President of Columbia and a Chartered Financial Analyst, Mr. Macmillan joined Columbia in 1989. Previously, he was a Vice President and Portfolio Manager for Gardner & Preston Moss (1982-1989). He
received a Master of Business Administration degree from the Amos Tuck School at Dartmouth College in 1980.

International Stock Fund -- James M. McAlear (since 1992). A Vice President of Columbia, Mr. McAlear joined Columbia in 1992. Previously, he was a Senior Vice President of IDS International, Inc. (1985-1992) and an Executive Director for Merrill Lynch Europe (1972-1985). He received a Master of Arts degree in economics from Michigan State University in 1964.

Special Fund -- Richard J. Johnson (since 1998). A Vice President of Columbia and a Chartered Financial Analyst, Mr. Johnson joined Columbia in 1994. Previously, he served as a Portfolio Manager and Analyst at Provident Investment Counsel (1990-1994). A 1980 graduate of Occidental College, Mr. Johnson received a Master of Business Administration degree from the Anderson School of Management at UCLA in 1990.

Small Cap Fund -- Richard J. Johnson (since 1996).

Real Estate Fund -- David W. Jellison (since 1994). A Vice President of Columbia and a Chartered Financial Analyst, Mr. Jellison joined Columbia in 1992. Previously, he was a Senior Research Associate for RCM Capital Management (1987-1992). Mr. Jellison received a Master of Management degree from the J.L. Kellogg Graduate School of Management of Northwestern University in 1984.

U.S. Government Securities Fund -- Jeffrey L. Rippey (since 1987). A Vice President of Columbia and a Chartered Financial Analyst, Mr. Rippey joined Columbia in 1981. Previously, he worked in the Trust Department of Rainier National Bank (1978-1981). Mr. Rippey is a 1978 graduate of Pacific Lutheran University.

Fixed Income Securities Fund -- Leonard A. Aplet and Jeffrey L. Rippey (since
1989). A Vice President of Columbia and a Chartered Financial Analyst, Mr. Aplet joined Columbia in 1987. Previously, he was an employee of the Farmers Home Administration (1976-1985). Mr. Aplet received a Master of Business Administration degree from the University of California at Berkeley in 1987.

National Municipal Bond Fund -- Greta R. Clapp (since 1999) A Vice President of Columbia and a Chartered Financial Analyst, Ms. Clapp joined Columbia in 1991. Previously, she was an Assistant Vice President and Portfolio Manager at The Putnam Companies (1985-1988). Ms. Clapp received a Master of Business Administration degree from the University of Michigan in 1990.

Municipal Bond Fund -- Greta R. Clapp (since 1992).

High Yield Fund -- Jeffrey L. Rippey (since 1993).

Balanced Fund -- Team Managed (since 1998). Based on an analysis of macro-economic factors and the investment environment, Columbia's Asset Allocation Committee is responsible for determining the Fund's weightings in stocks, bonds and cash investments. That committee is also responsible for determining the sector or industry weightings of the equity portion of the Fund. Columbia's Bond Team is responsible for determining the sector emphasis among different types of fixed income securities. Individual members of the entire Investment Team then select the securities within the sector or asset classes for which they have research and analytic responsibility.

Columbia Daily Income Company -- Leonard A. Aplet (since 1988).

Personal Trading
----------------
Members of the Investment Team and other employees of the Funds or Columbia are permitted to trade securities for their own or family accounts, subject to the rules of the Code of Ethics adopted by the Funds and Columbia. For more information on the Code of Ethics and specific trading restrictions, see the Funds' Statement of Additional Information.

Investor Services
This section is designed to acquaint you with the different services and policies associated with an investment in Columbia Funds.

Purchasing Shares
-----------------
Shares of Columbia Funds are available at net asset value ("NAV"), which means that you pay no sales charges or commissions to invest. A Fund's share price, or NAV, is determined each business day at the close of regular trading on the New York Stock Exchange ("NYSE"), typically 4 p.m. Eastern Time. Your investment will be priced at the NAV next calculated after your order is accepted by the Funds. Investments received for Columbia Daily Income Company must be converted to federal funds, so there may be a delay in your investment of up to two days.

Inset: Investment Minimums
First Time Fund Investment:    $1,000 Minimum for all but Columbia Special and
                               Small Cap Funds, which is $2,000
Subsequent Fund Investment:    $100 for all Funds
Automatic Investment Plan:     $50 for all Funds

When investing in the Funds, please keep these important points in mind:
o Personal checks for investment should be drawn on U.S. banks, must meet Fund investment minimum requirements and be made payable to Columbia Funds
o   Columbia will not accept cash investments
o   Columbia reserves the right to reject any investment
o If your investment is cancelled because your check did not clear the bank or because the Funds were unable to debit your bank account, you will be responsible for any losses or fees imposed by your bank or attributable to a loss in value of the shares purchased
o   The Funds may reject any third party checks submitted for investment

Inset: Will a Fund ever Be Closed to New Investors?
While Columbia reserves the right to close a Fund to new investors in the future, all Funds are now open to new investors. Columbia will carefully consider a number of factors prior to closing a Fund to new investors, including a Fund's total assets and its flow of new money. If a Fund does close, existing Fund shareholders may continue to invest in that Fund. But once a shareholder's account in that Fund is closed, no new investments will be accepted.

Selling Shares
--------------
You can sell shares any day the NYSE is open for business. Your shares will be redeemed at their net asset value, calculated after your valid redemption request is accepted by the Funds. This means you pay no fees to sell shares.

When redeeming, please keep these important points in mind:
o Any certificated shares will require the return of a certificate before a redemption can be made
o Redemptions of an IRA will require the completion of additional paperwork for the purposes of IRS tax reporting
o   Redemption requests must be signed by all owners on the account
o Redemption requests from corporations, fiduciaries and intermediaries may require additional documentation

Normally, your redemption proceeds will be transmitted the day after the effective date of the redemption. Proceeds transmitted by way of ACH (Automated Clearing House) are usually credited to your bank account on the second business day following the request. Except as provided by rules of the Securities and Exchange Commission, redemption proceeds will be transmitted to you within seven days of the redemption date.

Also, before selling recently purchased shares, please note that if the Fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds until it has collected payment, which may take up to 15 days from the purchase date. Additionally, the Fund reserves the right to redeem shares in-kind.

Inset When is a Signature Guarantee Necessary?
To protect against fraud, a signature guarantee is required for each of the following written redemption requests:
o   Redemption requests over $50,000
o Redemption checks that are made payable to someone other than those registered on the account
o A request to send proceeds to an address or account other than those of record
o The mailing address for your redemption check has changed in the last 10 days

Columbia may require signature guarantees in other situations or reject a redemption for legal reasons. Signature guarantees are available from a bank, broker dealer, credit union, savings and loan, national securities exchange or trust company. A notary public cannot supply a signature guarantee.

Draftwriting in Columbia Daily Income Company
---------------------------------------------
Columbia Daily Income Company shareholders may redeem shares by draft if you have completed the signature card attached to your original application. Drafts will be furnished to you free of charge, and drafts may be written for not less than $500.

Your investment will earn daily income until your draft is presented for payment. Of course, your draft can only be paid if you have sufficient funds invested in Columbia Daily Income Company. A draft is a redemption and, therefore, subject to the Fund's approval. The draftwriting service may be terminated upon written notice.

Instructions for Accounts
-------------------------

Opening a New Account
---------------------

              Regular Mail                       Overnight Carrier
By Mail       Columbia Financial Center          Columbia Financial Center
Icon          P.O. Box 1350                      1301 S.W. Fifth Avenue
              Portland, OR 97207-1350            Portland, OR 97201-5601
              Complete an application and send it to the address above with your check for at least the minimum fund investment.
              You can download an application and prospectus from our website at www.columbiafunds.com.

By Telephone:
Icon Invest using federal funds wire from your bank. Since each Fund has a different wire number, call us for instructions.

Automatically You can open an account with a minimum of $50, provided you
Icon establish an automatic investment plan (AIP), which means that investments are transferred automatically from your bank account to the Columbia Fund(s) of your choice on the 5th, 20th, or both, of each month. Set up AIP on the application.

              7:30-5:00 PST
In Person     Columbia Financial Center
Icon          1301 SW Fifth Avenue
              Portland, OR
              Visit Columbia Funds, conveniently located in downtown Portland.

Buying Shares
-------------

              Regular Mail                       Overnight Carrier
By Mail       Columbia Financial Center          Columbia Financial Center
Icon          P.O. Box 1350                      1301 S.W. Fifth Avenue
              Portland, OR 97207-1350            Portland, OR 97201-5601
              Send your investment to the address shown above. Be sure to enclose an investment slip from the bottom of your shareholder statement.

By Telephone: 1-800-547-1707
Icon          Wire:     Invest using federal funds wire from your bank. Since
                        each Fund has different wire number, call us for instructions.

              Exchange: You may use the proceeds from the redemption of one
                        Fund's shares to purchase shares of another Fund with the same account number. To exchange shares, just call us.

              Televest: Provided the service is already set up on your account
                        (use the application or call us for a form) you can request a transfer of funds from your bank for investment in the Columbia Fund(s) of your choice.

Automatically Arrange to have investments transferred automatically from your
Icon bank account to the Columbia Fund(s) of your choice on the 5th, 20th, or both, of each month. Set Up AIP on the application or call us for a form. AIP investment minimum is $50 per Fund.

              7:30- 5:00 PST
In Person     Columbia Financial Center
Icon          1301 SW Fifth Avenue
              Portland, OR
              Visit Columbia Funds, conveniently located in downtown Portland.

Selling Shares
--------------
              Regular Mail                       Overnight Carrier
By Mail       Columbia Financial Center          Columbia Financial Center
Icon          P.O. Box 1350                      1301 S.W. Fifth Avenue
              Portland, OR 97207-1350            Portland, OR 97201-5601
              Send your redemption request to the address shown above.
              Redemption requests must be signed by each shareholder required to sign on the account. Accounts in the names of corporation, fiduciaries, and intermediaries may require additional documentation. A signature guarantee may be required.

By Telephone: 1-800-547-1707
Icon Call us to redeem shares by phone (unless you have declined this service by checking the appropriate box on the application.) Proceeds from telephone redemptions may be mailed only to the account owner at the address of record or transferred to a bank designated on the application. A maximum of $50,000 may be redeemed by telephone and mailed to your address of record. For redemptions transferred directly to your bank, you may redeem any amount.

              Wire: Call us to request a redemption by wire. Your request must be at least $1,000, and the bank wire cost for each redemption will be charged against your Columbia Funds account. Your bank may also impose an incoming wire fee.

              Exchange: You may use the proceeds from the redemption of one
                        Fund's shares to purchase shares of another Fund with the same account number. To exchange shares, just call us.

Automatically Provided your account value is at least $5,000, you can receive
Icon withdrawals of $50 or more automatically either as a fixed amount or based on your income and capital gain distributions. If your withdrawals exceed income earned, your share balance will be reduced.

In Person     Although you can visit Columbia Funds to make a redemption
Icon          request, availability of the proceeds will vary. Please call ahead for details.

Inset:        Tax-Advantaged Investing with a Columbia IRA or Retirement Plan
Traditional   An Individual Retirement Account allowing you to invest a
IRA           maximum of $2,000 with tax-deferred returns. Your
              contributions to a Traditional IRA may be tax deductible.
              Deductions may be limited if your income exceeds a certain level or if you participate in certain retirement plans. Any withdrawals of tax deductible contributions and tax-deferred earnings are taxable at your regular income tax rate.

              Early withdrawals also may be subject to penalties. You may also choose to roll over retirement plan proceeds into an IRA in order to prolong tax-deferred savings.

Roth IRA An Individual Retirement Account allowing you to invest a maximum of $2,000 each year, the returns on which are tax-free. Your contributions are not deductible. Your ability to invest in a Roth IRA may be limited if your income exceeds a certain level. Tax-free withdrawals are available after a five year holding period, provided you are over 59-1/2, are a first time homebuyer, or satisfy other requirements.

Education IRA An account allowing you to contribute a maximum of $500 each year, the returns on which generally are tax free when used to fund certain higher education expenses of a child. Your contributions are not deductible. Your ability to invest in an Education IRA may be limited if your income exceeds a certain level.

Retirement    A number of retirement plan options are available for small- to
Plans         mid-size businesses. Contact Columbia for further information.

Important Fund Policies
-----------------------

How Shares are Priced
---------------------
The NAV of a Fund is calculated by subtracting a Fund's liabilities from its assets and dividing the result by the number of outstanding shares. The Funds use market prices in valuing portfolio securities, but may use fair value estimates if reliable market prices are unavailable. Debt securities with remaining maturities of less than 60 days will generally be valued based on amortized cost.

Trading of securities on many foreign securities exchanges and over-the-counter markets is completed at various times before the close of the NYSE or on days the NYSE is not open for business. Currently, the calculation of a Fund's NAV may take place at a time that is different than when Fund portfolio security prices are determined. As a result, events affecting the values of foreign portfolio securities that occur between the time the prices are determined and the close of the NYSE will not be reflected in a Fund's calculation of NAV, unless the Board of Directors or Columbia, if delegated by the Board, determines that the event would materially affect the NAV.

Financial Intermediaries
------------------------
If you invest through a third-party (rather than directly with Columbia), the policies and fees may be different than those described here. Banks, brokers, 401(k) plans, financial advisors and financial supermarkets (a "Financial Intermediary") may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Also, because these arrangements reduce or eliminate the need for the Fund's transfer agent to provide account services, the Funds and Columbia may pay the Financial Intermediary a recordkeeping or account servicing fee. All Financial Intermediaries enter into an agreement with the Funds that authorizes them to accept purchase and redemption orders on behalf of the Funds. To the extent the Financial Intermediary has agreed to act as an agent for the Fund, the Fund will be deemed to have received a purchase or redemption order when an authorized Financial Intermediary or its delegate accepts the order. The order will be priced at the Fund's net asset value next computed after it is accepted by the Financial Intermediary or its delegate.

Exchanges
---------
To prevent excessive exchange activity to the detriment of other shareholders, only four exchanges per Fund are allowed per year. When exchanging into a new Fund, be sure you read the part of the Prospectus that pertains to the Fund you exchange into. This privilege may be revoked or modified at any time.

Telephone Redemptions
---------------------
To determine whether telephone instructions are genuine, Columbia will request personal shareholder information when you call. All telephone instructions are recorded and a written confirmation of the redemption is mailed to the address of record. Proceeds from a telephone redemption may only be mailed to the registered name and address on the account, or transferred to your predesignated bank account or to another Columbia Fund under the same account number. For your protection, the ability to redeem by phone and have the proceeds mailed to your address may be suspended for up to 30 days following an address change. You may be liable for any fraudulent telephone instructions as long as Columbia takes reasonable measures to verify the instructions.

Involuntary Redemptions
-----------------------
Upon 60 days prior written notice, a Fund may redeem all of your shares without your consent if:
o   Your account balance falls below $500
o You are a U.S. shareholder and fail to provide a certified taxpayer identification number
o You are a foreign shareholder and fail to provide a current Form W-8, "Certificate of Foreign Status."
If your shares are redeemed by the Fund, payment will be made promptly at the Fund's current net asset value, and may result in a realized capital gain or loss.

Taxpayer Identification Number
------------------------------
Federal law requires each Fund to withhold 31% of dividends and redemption proceeds paid to shareholders who have not complied with certain tax requirements. You will be asked to certify on your account application that the Social Security number provided is correct and that you are not subject to 31% backup withholding for previous underreporting of income to the IRS. The Funds will generally not accept new investments that do not comply with these requirements.

Shareholder Statements
----------------------
To stay informed about the status of your account, every Columbia Funds shareholder receives either monthly or quarterly statements. With the exception of recurring activity - such as an automatic investment or withdrawal plan, all transactions in your account will be confirmed with a statement. Financial reports are mailed to shareholders twice a year, and you'll also receive an annual tax report detailing the taxable characteristics of any Fund distributions from the prior year. To reduce Fund expenses, only one financial report and the Fund's annually updated prospectus will be mailed to accounts with the same Tax Identification Number. In addition, shareholders or multiple accounts at the same mailing address can eliminate duplicate enclosures for statements mailed to that address by filing a SAVMAIL form with the Funds. For a SAVMAIL form or to receive additional copies of any financial report or prospectus, please call an Investor Services Representative at 1-800-547-1707.

Inset: Receive customized investment management with a Private
Management Account
For custom asset allocation services among the Columbia Funds, Columbia Trust Company offers the Private Management Account for investments over $150,000. The annual fee for this service is:
o   .75% on the first $500,000
o   .50% on the next $500,000, and
o   .25% on assets over $1,000,000

The minimum fee for this service is $1,000 and the maximum fee is $15,000. These fees are in addition to the underlying expenses of the Funds making up the Private Management Account. For additional information, please call 1-800-547-1037, x2200.


Distributions and Taxes
-----------------------

Income and Capital Gains Distributions
--------------------------------------

Each Fund distributes to shareholders its net investment income and net realized capital gains. Net investment income (income from dividends, interest and any net realized short-term capital gains) and net long-term capital gains (realized on the sale of a security by a Fund) are distributed as follows.

Fund                        Net Investment Income      Net Realized Long Term
----                        ---------------------      ----------------------
                                                       Capital Gains
                            -------------------------- ----------------------
Growth Fund                 Declared and paid in       Declared and paid in
International Stock Fund    December                   December
Special Fund
Small Cap Fund
--------------------------- -------------------------- ----------------------
Common Stock Fund           Declared and paid each     Declared and paid in
Real Estate Fund            calendar quarter           December
Balanced Fund
--------------------------- -------------------------- ----------------------
Bond Funds                  Declared daily and paid    Declared and paid in
                            monthly                    December
--------------------------- -------------------------- ----------------------
Money Market Fund           Declared and paid daily    Declared and paid daily
                                                       (if any)

Unless you elect to receive your distributions in cash, income and capital gain distributions will be reinvested in additional shares on the dividend payment date.

Tax Effect of Distributions

Shareholders of Funds other than Municipal Bond Funds
-----------------------------------------------------
Distributions from the Funds are taxable unless a shareholder is exempt from federal or state income taxes or the investment is in a tax-advantaged account. The tax status of any distribution is the same regardless of how long a shareholder has been invested in the Fund and whether distributions are reinvested or taken as cash.

In general, distributions are taxable as follows:

              Taxability of Distributions

              Type of
              Distribution                  Taxable at
              ------------                  ----------
              Dividend Income               Ordinary Income Rate

              Short Term Capital Gains      Ordinary Income Rate

              Long Term Capital Gains       20% or 10% (depending on
                                            whether you are in the
                                            28% or 15% tax bracket)

Distributions by the Columbia stock funds will consist primarily of capital gains, and distributions by the Columbia bond funds and the Money Market Fund will consist primarily of ordinary income.

In January, the Funds will send shareholders information detailing the amount of net investment income and capital gains distributed in the prior year.

"Buying a Dividend." If you buy shares of a Fund before it pays a distribution, you will pay the full price of the shares and receive a portion of the purchase price back in the form of a taxable distribution. The Fund's NAV and your cost basis in the purchased shares is reduced by the amount of the distribution. The impact of this tax result is most significant when shares are purchased shortly before an annual distribution of capital gains or other income. This tax result is extremely unlikely in the case of the Money Market Fund, which distributes its earnings daily and has few or no capital gains.

Shareholders of Municipal Bond Funds
------------------------------------
Federal Taxes. A substantial portion of the net investment income distributed by the Funds will be tax-exempt interest and will not be includible in a shareholder's gross income for federal income tax purposes. A portion of net income distributed by the Funds may, however, be taxable as ordinary income to the extent the distribution represents taxable interest received from sources other than municipal bonds or taxable accrued market discount on the sale or redemption of municipal bonds. Additionally, even though shareholders generally will not be taxed on distributions of tax-exempt interest, to the extent these Funds have net capital gains, shareholders will be taxed on the gain at the applicable capital gains rate.

State Income Taxes.

National Municipal Bond Fund: Distributions from this Fund may be exempt from ---------------------------- the income tax of a state, if the distributions are derived from tax-exempt interest paid on the municipal securities of that state or its political subdivisions. Those distributions may not be exempt from another state's income tax, however. In addition, distributions derived from capital gains generally will be subject to state income tax. Shareholders of the National Municipal Bond Fund should consult their tax advisors regarding whether any portion of distributions received from that Fund is exempt from state income tax, because exemption may depend upon whether the shareholder is an individual, subject to tax in any given state, the residence of the individual, and the particular state tax treatment of mutual funds.

Municipal Bond Fund: Individuals, trusts, and estates will not pay Oregon ------------------- personal income tax on distributions from the Municipal Bond Fund that are derived from tax-exempt interest paid on the municipal securities of the State of Oregon, its political subdivisions and certain other issuers (including Puerto Rico and Guam). However, individuals, trusts, and estates that are subject to Oregon personal income tax are generally subject to Oregon personal income tax on distributions derived from other types of income received by the Municipal Bond Fund, including capital gains. Furthermore, it is expected that corporations subject to the Oregon corporation excise or income tax will be subject to that tax on the income from the Fund, including income that is exempt for federal purposes.

Taxability of Transactions
--------------------------
The sale of Fund shares or the exchange of Fund shares for shares of another Fund is considered a taxable event that may produce a gain or loss. Shareholders are responsible for any tax liabilities generated by their transactions.

          Local taxes are beyond the scope of this discussion. This section provides only a brief summary of tax information related to the Funds. You should consult your tax professional about the tax consequences of investing in the Funds.

More about the Funds
This section contains additional information about the risks and types of securities in which the Funds will principally invest. For a more detailed description of each Fund and its investment strategy, please request a copy of the Funds' Statement of Additional Information.

PORTFOLIO SECURITIES
--------------------

International Stock Fund
------------------------
The Fund intends to invest principally in the equity securities of companies located in the following countries: Austria, Belgium, Brazil, Denmark, Finland, France, Germany, Italy, India, The Netherlands, Norway, Spain, Sweden, Switzerland, the United Kingdom, Australia, Hong Kong, Japan, New Zealand, Singapore, Canada, and Mexico. "Equity securities" refers to common stocks, preferred stocks, securities convertible into common stocks and securities that carry the right to buy common stocks. Although the Fund intends to invest primarily in companies located outside the United States, it is permitted to invest up to 35% of its total assets in U.S. companies, and it is more likely to do that particularly when it believes foreign market or economic conditions or trends in currency exchange rates favor domestic securities.

Most of the securities held by the Fund will be denominated in foreign currencies. This means that the value of the securities will be affected by changes in the exchange rate between the U.S. dollar and foreign currencies. In managing currency exposure, the Fund may enter into forward currency contracts. A forward currency contract involves an agreement to purchase or sell a specified currency at a specified future price set at the time of the contract. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. The Fund will only enter into forward contracts for hedging and not for purposes of speculation. Under normal market conditions, no more than 25 percent of the Fund's assets may be committed to currency exchange contracts.

Special Fund
------------
Although the Special Fund intends to invest primarily in small- to mid-cap companies, it may invest in larger companies when Columbia believes they offer comparable capital appreciation opportunities or to stabilize the Fund's portfolio. Columbia will constantly monitor economic conditions to determine the appropriate percentage of the Fund's assets that will be invested in small- to mid-cap companies.

The Fund may also invest into securities convertible into or exercisable for common stock (including preferred stock, warrants, and debentures) and certain options and financial futures contracts.

Small Cap Fund
--------------
The Fund will invest, under normal conditions, at least 65% of the value of its total assets in common stocks or in securities convertible into common stocks of small cap companies. Securities convertible into common stock may include both debt securities and preferred stock. The Fund may also invest in warrants, which are options to buy a stated number of underlying securities at a specified price any time during the life of the warrants.

At the date of this Prospectus, Columbia considers any company with an aggregate market valuation of less than $1 billion to be "small cap." Upon notice to shareholders, however, the definition of small cap may change if Columbia determines, based on changes in market levels and accepted industry definitions, that a different market capitalization is more appropriate. There is no minimum aggregate market valuation for a company to be considered an appropriate investment for the Fund. The Fund may also invest up to 35% of its net assets in the securities of large cap companies when their stocks offer capital appreciation potential that is generally comparable to small cap securities.

Real Estate Fund
----------------
The Fund will invest a substantial portion of its assets in REITs. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, and income, and a requirement that it distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year.

REITs are generally classified as equity REITs, mortgage REITs, and hybrid REITs. An equity REIT, which invests the majority of its assets directly in real properties - such as shopping centers, malls, multi-family housing, and commercial properties - derives its income primarily from rents and lease payments. An equity REIT can also realize capital gains by selling properties that have appreciated in value. A mortgage REIT, which invests the majority of its assets in real estate mortgages, derives its income primarily from interest payments. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs.

In addition to investing in equity securities of companies principally engaged in the real estate industry, the Fund may invest up to 35% of its total net assets in equity securities of companies outside the real estate industry and in non-convertible debt securities. Investments outside the real estate industry will consist primarily of securities of companies whose products and services are related to the real estate industry. These may include manufacturers and distributors of building supplies, financial institutions that make or service mortgages, or companies with substantial real estate assets relative to their stock market valuations, such as certain retailers and railroads. The Fund will only invest in "investment-grade" debt securities.

Columbia Fixed Income Securities Fund and Balanced Fund
-------------------------------------------------------
The Fixed Income Securities Fund and the Balanced Fund may invest in a variety of debt securities such as bonds, debentures, notes, equipment trust certificates, short-term obligations (those having maturities of 12 months or less), such as prime commercial paper and bankers' acceptances, domestic certificates of deposit, obligations of or guaranteed by the U.S. Government and its agencies and instrumentalities, mortgage-backed certificates, mortgage-backed securities and other similar securities representing ownership in a pool of loans.

Mortgage-backed securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect, "passing through" monthly payments made by the individual borrowers on the mortgage loans that underlie the securities (net of fees paid to the issuer or guarantor of the securities).

Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association ("GNMA")) or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported with various credit enhancements such as pool insurance, guarantees issued by governmental entities, a letter of credit from a bank or senior/subordinated structures.

The Funds will usually invest some portion of its assets in collateralized mortgage obligations ("CMOs") issued by U.S. agencies or instrumentalities or in privately issued CMOs that carry an investment-grade rating. CMOs are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a mortgage pass-through, interest and prepaid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured in multiple classes, with each class bearing a different stated maturity or interest rate. A Fund will only invest in those CMOs whose characteristics and terms are consistent with the average maturity and market risk profile of the other fixed income securities held by the Fund.

Each Fund is permitted to invest in asset-backed securities, subject to the Fund's rating and quality requirements. Through the use of trusts and special purpose subsidiaries, various types of assets, including home equity and automobile loans and credit card and other types of receivables, as well as purchase contracts, financing leases and sales agreements entered into by municipalities, are being securitized in pass-through structures similar to the mortgage pass-through structures described above.

Municipal Bond Funds
--------------------
While each of the Funds attempts to invest 100% of its assets in tax-free municipal securities, each Fund may invest up to 20% of its assets in securities that pay taxable interest. In such circumstances, the Fund will invest in obligations of the U.S. Government or its agencies or instrumentalities; obligations of U.S. banks (including certificates of deposit, bankers' acceptances and letters of credit) that are members of the Federal Reserve System and that have capital surplus and undivided profits as of the date of their most recent published financial statements in excess of $100 million; commercial paper rated Prime 1 by Moody's A-1 or better by S&P, or if not rated, issued by a company that, at the time of investment by the Municipal Bond Fund, has an outstanding debt issue rated AA or better by S&P or Aa or better by Moody's; and repurchase agreements for any of these types of investments. The Funds may also invest in the obligations of Puerto Rico, the U.S. Virgin Islands and Guam, the interest on which is generally exempt from state income taxes.

Temporary Investments
---------------------
Under adverse market conditions, each Fund (other than Columbia Daily Income Company) may depart from its principal investment strategies by taking defensive positions in response to adverse economic or market conditions. When a Fund assumes a temporary defensive position, it generally will not invest in securities designed to achieve its investment goal.

Portfolio Turnover
------------------
Each Fund generally intends to purchase securities for long-term investment rather than short-term gains. When circumstances warrant, however, a Fund may sell securities without regard to the length of time they have been held. This may result in a higher portfolio turnover rate and increase a Fund's transaction costs, including brokerage commissions. To the extent short-term trades result in gains or securities held one year or less, shareholders will be subject to taxes at ordinary income rates. See "INFORMATION ABOUT YOUR INVESTMENT, Distributions and Taxes." Historical portfolio turnover rates for all Funds are
-----------------------   shown in the "FINANCIAL HIGHLIGHTS" section.

More about Risks

This section provides more information about the risks of investing in the Funds, which you should consider before you invest.

Real Estate Investment Trusts
-----------------------------
The Real Estate Fund will, and the other Stock Funds as part of their principal investment strategy may, invest in real estate investment trusts (REITs). Investment in REITs carries with it many of the same risks associated with direct ownership in real estate.

Equity REITs may be affected by changes in the value of the underlying property owned by the REIT, while mortgage REITs may be affected by the quality of the credit extended. Additionally, REITs are dependent upon management skills, may not be diversified, and are subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. In addition, a REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code or fail to maintain its exemption from registration under the Investment Company Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. If a borrower or lessee defaults, a REIT may experience delays in enforcing its rights as mortgagee or lessor and may incur substantial costs associated with protection of its investments.

Credit Risk The fixed income securities in the Funds' portfolios are subject to ----------- credit risk. Credit risk refers to the possibility the issuer of a bond may fail to make timely payments of interest or principal. Other than the High Yield Fund and, to a small extent, the Fixed Income Securities Fund, which both may invest in non-investment grade securities, the Funds will only invest in investment-grade fixed income securities. Investment-grade securities are those issued by the U.S. Government, its agencies, and instrumentalities, as well as those rated as shown below by the following rating agencies:

Rating Agency      Long-Term Debt Security     Short-Term Debt Security
-------------      -----------------------     ------------------------
S&P                At least BBB                At least A-3 or SP-2
Moody's            At least Baa                At least Prime-3 or MIG 4/VMIG 4

The Funds may also invest in securities unrated by these agencies, if determined by Columbia to be of equivalent investment quality to an investment grade security. Investment-grade securities are subject to some credit risk. Bonds in the lowest-rated investment grade category have speculative characteristics. Changes in economic conditions or other circumstances are more likely to weaken the ability of the issuer to make principal and interest payments on these bonds than is the case for higher-rated bonds. Discussion concerning the risks of investing in non-investment grade bonds can be found in the description of the High Yield Fund. In addition, the ratings of securities provided by Moody's and S&P are estimates by the rating agencies of the credit quality of the securities. The ratings may not take into account every risk related to whether interest or principal will be repaid on a timely basis. See the Statement of Additional Information for a complete discussion of bond ratings.

Interest Rate Risk
------------------
Interest Rate risk refers to the possibility that the net asset value of the fixed income portfolios may decline due to an increase in interest rates.

When interest rates go up, the value of bond fund's portfolio will likely decline because fixed income securities in the portfolio are paying a lower interest rate than what investors could obtain in the current market. When interest rates go down, the value of a bond's portfolio will likely rise, because fixed income securities in the portfolio are paying a higher interest rate than newly issued fixed income securities. The amount of change in the value of a bond fund's portfolio depends upon several factors, including the maturity date of the fixed income securities in the portfolio. In general, fixed income securities with longer maturities are more sensitive to interest rate changes than securities with shorter maturities. To compensate for the higher risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

Zero-Coupon Securities
----------------------
The High Yield Fund intends to invest in lower-rated debt securities structured as zero-coupon securities. A zero-coupon security has no cash-coupon payments. Instead, the issuer sells the security at a substantial discount from its maturity value. The interest equivalent received by the investor from holding this security to maturity is the difference between the maturity value and the purchase price. Zero-coupon securities are more volatile than cash pay securities. The Fund accrues income on these securities prior to the receipt of cash payments. The Fund intends to distribute substantially all of its income to its shareholders to qualify for pass-through treatment under the tax laws and may, therefore, need to use its cash reserves to satisfy distribution requirements.

Mortgage Related Securities and Collateralized Mortgage Obligations ("CMOs")
----------------------------------------------------------------------------
Mortgage related securities and CMOs are subject to risks relating to cash flow uncertainty; that is, the risk that actual prepayment on the underlying mortgages will not correspond to the prepayment rate assumed by the Fund (prepayment risk). Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities and reduce their growth potential. A decline in interest rates may lead to a faster rate of repayment of the underlying mortgage and expose the Fund to a lower rate of return on reinvestment. To the extent that mortgage-backed securities are held by the Fund, the prepayment right of mortgages may limit the increase in net asset value of the Fund because the value of the mortgage-backed securities held by the Fund may not appreciate as rapidly as the price of non-callable debt securities. Additionally, the Fund may agree to purchase or sell these securities with payment and delivery taking place at a future date.

Asset-Backed Securities
-----------------------
In addition to prepayment risk, asset-backed securities do not usually benefit from a complete security interest in the related collateral.

Year 2000
---------
Many of the services provided to the Funds by Columbia and other service providers depend on the proper functioning of their computer software systems and those of their outside service providers. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. Such an event could have a negative impact on handling securities trades, payments of interest and dividends, pricing and account services. Although, at this time, there is no assurance that there will be no adverse impact on the Funds, Columbia has informed the Funds that it has been actively working on necessary changes to its computer systems to prepare for the year 2000 and expects that its systems, and those of the Funds' outside service providers, will be ready for the year 2000.

Euro Currency Conversion
------------------------
On January 1, 1999 the European Monetary Union ("EMU") introduced a new single currency, the Euro, to replace the national currency of participating member nations. To the extent a Fund holds investments in nations replaced by the Euro, the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting, will be impacted. Although it is not possible to predict the ongoing impact of the Euro on the Funds, the transition and the elimination of currency risk among nations participating in the EMU may change the economic environment and behavior of investors, particularly in European markets.

The adoption of the Euro does not reduce the currency risk presented by fluctuations in value of the U.S. dollar to other currencies, and, in fact, currency exchange risk may be magnified. Also increased market volatility may result. Additional risks that may result include the fact that European issuers in which a Fund invests may face substantial conversion costs, which may not be accurately anticipated and may impact issuer profitability and creditworthiness.

Financial Highlights
[to be filed by post-effective amendment]

For Your Information
--------------------
You can find additional information on the Funds' structure and performance in the following documents:

     o Annual and Semiannual Reports. While the Prospectus describes the Funds' potential investments, these reports detail the Funds' actual investments as of the report date. Reports include a discussion by Fund management of recent market conditions, economic trends, and Fund strategies that significantly affected the Fund's performance during the reporting period.

     o Statement of Additional Information ("SAI"). The SAI supplements the Prospectus and contains further information about each Fund and its investment restrictions, risks and polices.

A current SAI for the Funds is on file with the Securities and Exchange Commission and is incorporated by reference in, and is therefore legally part of, this Prospectus. You can get free copies of the current annual/semiannual report and SAI, request other information and discuss your questions about the Funds by contacting the Fund at:

                             COLUMBIA FUNDS
                             1301 S.W. Fifth Avenue
                             Portland, Oregon  97201
                             Telephone:  Portland 222-3606
                                         Nationwide 1-800-547-1707
                                         www.columbiafunds.com

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, D.C. (telephone 1-800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, D.C. 20549-6009. Reports and other information regarding the Funds are also on the SEC's Internet website at http://www.sec.gov.

SEC file number:        811-6341 (CCSF)
                        811-1449 (CGF)
                        811-7024 (CISF)
                        811-4362 (CSF)
                        811-7671 (CSCF)
                        811-8256 (CREF)
                        811-4842 (CUSG)
                        811-3581 (CFIS)
                        811-7832 (CNBF)
                        811-3983 (CMBF)
                        811-7834 (CHYF)
                        811-6338 (CBF)
                        811-2507 (CDIC)

                                                                       Part B-I
-------------------------------------------------------------------------------

                        COLUMBIA COMMON STOCK FUND, INC.
                           COLUMBIA GROWTH FUND, INC.
                     COLUMBIA INTERNATIONAL STOCK FUND, INC.
                           COLUMBIA SPECIAL FUND, INC.
                          COLUMBIA SMALL CAP FUND, INC.
                     COLUMBIA REAL ESTATE EQUITY FUND, INC.
                 COLUMBIA U.S. GOVERNMENT SECURITIES FUND, INC.
                   COLUMBIA FIXED INCOME SECURITIES FUND, INC.
                   COLUMBIA NATIONAL MUNICIPAL BOND FUND, INC
                       COLUMBIA MUNICIPAL BOND FUND, INC.
                         COLUMBIA HIGH YIELD FUND, INC.
                          COLUMBIA BALANCED FUND, INC.
                          COLUMBIA DAILY INCOME COMPANY
-------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                                 Columbia Funds
                              1300 SW Sixth Avenue
                                   PO Box 1350
                             Portland, Oregon 97207
                                 (503) 222-3600

     This Statement of Additional Information contains information relating to 13 mutual funds: Columbia Common Stock Fund, Inc. (the "Common Stock Fund"), Columbia Growth Fund, Inc. (the "Growth Fund"), Columbia International Stock Fund, Inc. (the "International Stock Fund"), Columbia Special Fund, Inc. (the "Special Fund"), Columbia Small Cap Fund, Inc. (the "Small Cap Fund"), Columbia Real Estate Equity Fund, Inc. (the "Real Estate Fund"), Columbia U.S. Government Securities Fund, Inc. (the "Government Bond Fund"), Columbia Fixed Income Securities Fund, Inc. (the "Bond Fund"), Columbia National Municipal Bond Fund, Inc. (the "National Municipal Bond Fund"), Columbia Municipal Bond Fund, Inc. (the "Municipal Bond Fund"), Columbia High Yield Fund, Inc. (the "High Yield Fund"), Columbia Balanced Fund, Inc. (the "Balanced Fund"), and Columbia Daily Income Company (the "Money Market Fund") (each a "Fund" and together the "Funds").

     This Statement of Additional Information is not a Prospectus. It relates to a Prospectus dated February xx, 1999 (the "Prospectus") and should be read in conjunction with the Prospectus. Copies of the Prospectus are available without charge upon request to any of the Funds or by calling 1-800-547-1037.

     The Funds' most recent Annual Report and Semi-Annual Report to shareholders are separate documents supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of independent auditors appearing in the Annual report are incorporated by reference into this Statement of Additional Information.

                                TABLE OF CONTENTS


Description of the Funds.................................................
Investment Restrictions..................................................
Management...............................................................
Investment Advisory and Other Fees Paid to Affiliates....................
Portfolio Transactions...................................................
Capital Stock and Other Securities.......................................
Purchase, Redemption and Pricing of Shares...............................
Custodians...............................................................
Accounting Services and Financial Statements.............................
Taxes....................................................................
Yield and Performance....................................................






                                February xx, 1999
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                            DESCRIPTION OF THE FUNDS
-------------------------------------------------------------------------------

     Each of the Funds is an open-end, management investment company. Each Fund, other than the Municipal Bond Fund, is diversified, which means that, with respect to 75% of its total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer. The investment adviser for each of the Funds is Columbia Funds Management Company (the "Adviser"). See the section entitled "INVESTMENT ADVISORY AND OTHER FEES PAID TO AFFILIATES" for further information about the Adviser.

INVESTMENTS HELD AND INVESTMENT PRACTICES BY THE FUNDS
------------------------------------------------------

     The Prospectus describes the fundamental investment objective and the principal investment strategy applicable to each Fund. Each Fund's investment objective may not be changed without shareholder approval, other than the Special Fund, which may be changed by the Fund's Board of Directors without shareholder approval upon 30 days written notice. What follows is additional information regarding securities in which a Fund may invest and investment practices in which it may engage. To determine whether a Fund purchases such securities or engages in such practices, see the chart on pages __ and __ of this Statement of Additional Information.

Securities Rating Agencies
--------------------------

     The following is a description of the bond ratings used by Moody's Investor Services, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P"). Subsequent to its purchase by the Fund, a security may cease to be rated, or its rating may be reduced below the criteria set forth for the Fund. Neither event would require the elimination of bonds from the Fund's portfolio, but the Adviser will consider that event in its determination of whether the Fund should continue to hold such security in its portfolio.

     Bond Ratings. Moody's -- The following is a description of Moody's bond ratings:

     Aaa - Best quality; smallest degree of investment risk.

     Aa - High quality by all standards; Aa and Aaa are known as high-grade bonds.

     A - Many favorable investment attributes; considered upper medium-grade obligations.

     Baa - Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

     Ba - Speculative elements; future cannot be considered well assured. Protection of interest and principal payments may be very moderate and not well safeguarded during both good and bad times over the future.

     B - Generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa - Poor standing, may be in default; elements of danger with respect to principal or interest.

     S&P -- The following is a description of S&P's bond ratings:

     AAA - Highest rating; extremely strong capacity to pay principal and interest.

     AA - Also high-quality with a very strong capacity to pay principal and interest; differ from AAA issues only by a small degree.

     A - Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     BBB - Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest than for higher-rated bonds.

     Bonds rated AAA, AA, A, and BBB are considered investment grade bonds.

     BB - Less near-term vulnerability to default than other speculative grade debt; face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payment.

     B - Greater vulnerability to default but presently have the capacity to meet interest payments and principal repayments; adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

     CCC - Current identifiable vulnerability to default and dependent upon favorable business, financial, and economic conditions to meet timely payments of interest and repayments of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

     Bonds rated BB, B, and CCC are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and CCC a higher degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Certificates of Deposit
-----------------------

     Certificates of deposit are receipts issued by a U.S. bank in exchange for the deposit of funds. The bank agrees to pay the amount deposited, plus interest, to the bearer of the receipt on the date specified on the certificate. Because the certificate is negotiable, it can be traded in the secondary market before maturity. Under current FDIC regulations, $100,000 is the maximum insurance payable on certificates of deposit issued to a Fund by any one bank. Therefore, certificates of deposit purchased by a Fund may not be fully insured.

Bankers' Acceptances
--------------------

     Time drafts are drawn on a U.S. bank by an exporter or importer to obtain funds to pay for specific merchandise or, less frequently, foreign exchange. The draft is then "accepted" by the U.S. bank (the drawee), which in effect unconditionally guarantees to pay the face value of the instrument on its maturity date. The face of the instrument specifies the dollar amount involved, the maturity date, and the nature of the underlying transaction.

Letters of Credit
-----------------

     Letters of Credit are issued by banks and authorize the beneficiary to draw drafts upon such banks for acceptance and payment under specified conditions.

Commercial Paper
----------------

     A1 and Prime 1 are the highest commercial paper ratings issued by S&P and Moody's, respectively.

     Commercial paper rated A1 by S&P has the following characteristics: (1) liquidity ratios are adequate to meet cash requirement; (2) long-term senior debt is rated A or better; (3) the issuer has access to at least two additional channels of borrowing; (4) basic earnings and cash flow have an upward trend with an allowance made for unusual circumstances; (5) typically, the issuer's industry is well established and the issuer has a strong position within the industry; and (6) the reliability and quality of management are unquestioned.

     Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of 10 years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparation to meet such obligations.

Government Securities
---------------------

     Government securities may be either direct obligations of the U.S. Treasury or may be the obligations of an agency or instrumentality of the United States.

     Treasury Obligations. The U.S. Treasury issues a variety of marketable securities that are direct obligations of the U.S. Government. These securities fall into three categories - bills, notes, and bonds distinguished primarily by their maturity at time of issuance. Treasury bills have maturities of one year or less at the time of issuance, while Treasury notes currently have maturities of 1 to 10 years. Treasury bonds can be issued with any maturity of more than 10 years.

     Obligations of Agencies and Instrumentalities. Agencies and instrumentalities of the U.S. Government are created to fill specific governmental roles. Their activities are primarily financed through securities whose issuance has been authorized by Congress. Agencies and instrumentalities include Export Import Bank, Federal Housing Administration, Government National Mortgage Association, Tennessee Valley Authority, Banks for Cooperatives, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association, Federal Home Loan Mortgage Corp., U.S. Postal System, and Federal Finance Bank. Although obligations of "agencies" and "instrumentalities" are not direct obligations of the U.S. Treasury, payment of the interest or principal on these obligations is generally backed directly or indirectly by the U.S. Government. This support can range from backing by the full faith and credit of the United States or U.S. Treasury guarantees to the backing solely of the issuing instrumentality itself.

Mortgage-Backed Securities and Mortgage Pass-Through Securities
---------------------------------------------------------------

     Mortgage-backed securities are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Mortgage backed securities are sold to investors by various governmental, government-related and private organizations as further described below. A Fund may also invest in debt securities which are secured with collateral consisting of mortgage-backed securities (see "Collateralized Mortgage Obligations"), and in other types of mortgage-related securities.

     Because principal may be prepaid at any time, mortgage-backed securities involve significantly greater price and yield volatility than traditional debt securities. A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages and expose the Fund to a lower rate of return upon reinvestment. To the extent that mortgage-backed securities are held by a Fund, the prepayment right will tend to limit to some degree the increase in net asset value of the Fund because the value of the mortgage-backed securities held by the Fund may not appreciate as rapidly as the price of non-callable debt securities. When interest rates rise, mortgage prepayment rates tend to decline, thus lengthening the life of mortgage-related securities and increasing their price volatility, affecting the price volatility of a Fund's shares.

     Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

     The principal governmental guarantor of mortgage-related securities is the Government National Mortgage Association ("GNMA"). GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks, and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages. These guarantees, however, do not apply to the market value or yield of mortgage-backed securities or to the value of a Fund's shares. Also, GNMA securities often are purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs.

     Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) mortgages from a list of approved seller/servicers, which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government.

     FHLMC is a corporate instrumentality of the U.S. Government and was created in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs"), which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers also create pass-through pools of conventional mortgage loans. These issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers, and the mortgage poolers. Such insurance and guarantees and the creditworthiness of its issuers will be considered in determining whether a mortgage-related security meets a Fund's investment quality standards. There is no assurance that the private insurers or guarantors will meet their obligations under the insurance policies or guarantee arrangements. A Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originators/services and poolers, the Adviser determines that the securities meet the Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Collateralized Mortgage Obligations ("CMOs")
--------------------------------------------

     CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities, guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

     CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially protected against a sooner than desired return of principal by the sequential payments. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other securities.

     In a typical CMO transaction, a corporation issues multiple series, (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

     A Fund will invest only in those CMOs whose characteristics and terms are consistent with the average maturity and market risk profile of the other fixed income securities held by the Fund.

Other Mortgage-Backed Securities
--------------------------------

     The Adviser expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investment in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments; that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages. As new types of mortgage-related securities are developed and offered to investors, the Adviser will, consistent with a Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

Other Asset-Backed Securities
-----------------------------

     The securitization techniques used to develop mortgage-backed securities are being applied to a broad range of assets. Through the use of trusts and special purpose corporations, various types of assets, including automobile loans, computer leases and credit card and other types of receivables, are being securitized in pass-through structures similar to mortgage pass-through structures described above or in a structure similar to the CMO structure. Consistent with a Fund's investment objectives and policies, the Fund may invest in these and other types of asset-backed securities that may be developed in the future. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

     These other asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of state and federal consumer credit laws, many of which give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

     Asset-backed securities are often backed by a pool of assets representing the obligations of a number of direct parties. To reduce the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor or the underlying assets. Liquidity protection refers to the making of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantee policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated, or failure of the credit support could adversely affect the return on an investment in such a security.

Floating or Variable Rate Securities
------------------------------------

     Floating or variable rate securities have interest rates that periodically change according to the rise and fall of a specified interest rate index or a specific fixed-income security that is used as a benchmark. The interest rate typically changes every six months, but for some securities the rate may fluctuate weekly, monthly, or quarterly. The index used is often the rate for 90 or 180-day Treasury Bills. Variable-rate and floating-rate securities may have interest rate ceilings or caps that fix the interest rate on such a security if, for example, a specified index exceeds a predetermined interest rate. If an interest rate on a security held by the Fund becomes fixed as a result of a ceiling or cap provision, the interest income received by the Fund will be limited by the rate of the ceiling or cap. In addition, the principal values of these types of securities will be adversely affected if market interest rates continue to exceed the ceiling or cap rate.

Loan Transactions
-----------------

     Loan transactions involve the lending of securities to a broker-dealer or institutional investor for its use in connection with short sales, arbitrage, or other securities transactions. If made, loans of portfolio securities by a Fund will be in conformity with applicable federal and state rules and regulations. The purpose of a qualified loan transaction is to afford a Fund the opportunity to continue to earn income on the securities loaned and at the same time to earn income on the collateral held by it.

     It is the view of the Staff of the SEC that a Fund is permitted to engage in loan transactions only if the following conditions are met: (1) the Fund must receive at least 100 percent collateral in the form of cash, cash equivalents, e.g., U.S. Treasury bills or notes, or an irrevocable letter of credit; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the level of the collateral; (3) the Fund must be able to terminate the loan, after notice, at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; (6) voting rights on the securities loaned may pass to the borrower; however, if a material event affecting the investment occurs, the Board of Directors must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the Board to vote proxies. Excluding items (1) and (2), these practices may be amended from time to time as regulatory provisions permit.

     While there may be delays in recovery of loaned securities or even a loss of rights in collateral supplied if the borrower fails financially, loans will be made only to firms deemed by the Adviser to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.

Options and Financial Futures Transactions
------------------------------------------

     Certain of the Funds may invest up to 5% of its net assets in premiums on put and call exchange-traded options. A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until a certain date (the expiration date). A put option gives the buyer the right to sell a security at the exercise price at any time until the expiration date. The Fund may also purchase options on securities indices. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, on exercise of the option, an amount of cash if the closing level of the securities index on which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. A Fund may enter into closing transactions, exercise its options, or permit the options to expire. A Fund may only write call options that are covered. A call option is covered if written on a security a Fund owns or if the Fund has an absolute and immediate right to acquire that security without additional cash consideration upon conversion or exchange of other securities held by the Fund. If additional cash consideration is required, that amount must be held in a segregated account by the Fund's custodian bank. A call option on a securities index is covered if the Fund owns securities whose price changes, in the opinion of the Adviser, are expected to be substantially similar to those of the index. A call option may also be covered in any other manner in accordance with the rules of the exchange upon which the option is traded and applicable laws and regulations. Each Fund permitted to engage in option transactions may write such options on up to 25 percent of its net assets.

     Financial futures contracts, including interest rate futures transactions, are commodity contracts that obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a security or the cash value of a securities index, during a specified future period at a specified price. The investment restrictions for the Funds permitted to engage in financial futures transactions do not limit the percentage of the Fund's assets that may be invested in financial futures transactions. None of the Funds, however, intend to enter into financial futures transactions for which the aggregate initial margin exceeds 5 percent of the net assets of the Fund after taking into account unrealized profits and unrealized losses on any such transactions it has entered into. A Fund may engage in futures transactions only on commodities exchanges or boards of trade.

     A Fund will not engage in transactions in index options, financial futures contracts, or related options for speculation. A Fund may engage in these transactions only as an attempt to hedge against market conditions affecting the values of securities that the Fund owns or intends to purchase. When a Fund purchases a put on a stock index or on a stock index future not held by the Fund, the put protects the Fund against a decline in the value of all securities held by it to the extent that the stock index moves in a similar pattern to the prices of the securities held. The correlation, however, between indices and price movements of the securities in which a Fund will generally invest may be imperfect. A Fund expects, nonetheless, that the use of put options that relate to such indices will, in certain circumstances, protect against declines in values of specific portfolio securities or the Fund's portfolio generally. Although the purchase of a put option may partially protect a Fund from a decline in the value of a particular security or its portfolio generally, the cost of a put will reduce the potential return on the security or the portfolio if either increases in value.

     Upon entering into a futures contract, a Fund will be required to deposit with its custodian in a segregated account cash, certain U.S. government securities, or any other portfolio assets as permitted by the Securities and Exchange Commission rules and regulations in an amount known as the "initial margin." This amount, which is subject to change, is in the nature of a performance bond or a good faith deposit on the contract and would be returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

     The principal risks of options and futures transactions are: (a) possible imperfect correlation between movements in the prices of options, currencies, or futures contracts and movements in the prices of the securities or currencies hedged or used for cover; (b) lack of assurance that a liquid secondary market will exist for any particular options or futures contract when needed; (c) the need for additional skills and techniques beyond those required for normal portfolio management; (d) losses on futures contracts resulting from market movements not anticipated by the investment adviser; and (e) possible need to defer closing out certain options or futures contracts to continue to qualify for beneficial tax treatment afforded "regulated investment companies" under the Code.

Foreign Securities
------------------

     Foreign securities include common stock and preferred stock, including securities convertible into equity securities, American Depository Receipts ("ADR's") and Global Depository Receipts ("GDR's"). Foreign securities, which are generally denominated in foreign currencies, involve risks not typically associated with investing in domestic securities. Foreign securities may be subject to foreign taxes that would reduce their effective yield. Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the unrecovered portion of any foreign withholding taxes would reduce the income a Fund receives from its foreign investments.

     Foreign investments involve other risks, including possible political or economic instability of the country of the issuer, the difficulty of predicting international trade patterns, and the possibility of currency exchange controls. Foreign securities may also be subject to greater fluctuations in price than domestic securities. There may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those of domestic companies.

     There is generally less government regulation of stock exchanges, brokers, and listed companies abroad than in the United States. In addition, with respect to certain foreign countries, there is a possibility of the adoption of a policy to withhold dividends at the source, or of expropriation, nationalization, confiscatory taxation, or diplomatic developments that could affect investments in those countries. Finally, in the event of default on a foreign debt obligation, it may be more difficult for a Fund to obtain or enforce a judgement against the issuers of the obligation. The Funds will normally execute their portfolio securities transactions on the principal stock exchange on which the security is traded.

     The considerations noted above regarding the risk of investing in foreign securities are generally more significant for investments in emerging or developing countries, such as countries in Eastern Europe, Latin America, South America or Southeast Asia. These countries may have relatively unstable governments and securities markets in which only a small number of securities trade. Markets of developing or emerging countries may generally be more volatile than markets of developed countries. Investment in these markets may involve significantly greater risks, as well as the potential for greater gains.

     ADRs in registered form are dollar-denominated securities designed for use in the U.S. securities markets. ADRs are sponsored and issued by domestic banks and represent and may be converted into underlying foreign securities deposited with the domestic bank or a correspondent bank. ADRs do not eliminate the risks inherent in investing in the securities of foreign issuers. By investing in ADRs rather than directly in the foreign security, however, a Fund may avoid currency risks during the settlement period for either purchases or sales. There is a large, liquid market in the United States for most ADRs. GDRs are receipts representing an arrangement with a major foreign bank similar to that for ADRs. GDRs are not necessarily denominated in the currency of the underlying security.

     Additional costs may be incurred in connection with a Fund's foreign investments. Foreign brokerage commissions are generally higher than those in the United States. Expenses may also be incurred on currency conversions when a Fund moves investments from one country to another. Increased custodian costs as well as administrative difficulties may be experienced in connection with maintaining assets in foreign jurisdictions.

Currency Contracts
------------------

     The value of a Fund invested in foreign securities will fluctuate as a result of changes in the exchange rates between the U.S. dollar and the currencies in which the foreign securities or bank deposits held by the Fund are denominated. To reduce or limit exposure to changes in currency exchange rates (referred to as "hedging"), a Fund may enter into forward currency exchange contracts that, in effect, lock in a rate of exchange during the period of the forward contracts. Forward contracts are usually entered into with currency traders, are not traded on securities exchanges, and usually have a term of less than one year, but can be renewed. A default on a contract would deprive a Fund of unrealized profits or force a Fund to cover its commitments for purchase or sale of currency, if any, at the market price. A Fund will enter into forward contracts only for hedging purposes and not for speculation. If required by the Investment Company Act or the Securities and Exchange Commission, a Fund may "cover" its commitment under forward contracts by segregating cash or liquid high-grade securities with a Fund's custodian in an amount not less than the current value of the Fund's total assets committed to the consummation of the contracts. Under normal market conditions, no more than 25% of the International Stock Fund's assets may be committed to the consummation of currency exchange contracts.

     A Fund may also purchase or sell foreign currencies on a "spot" (cash) basis or on a forward basis to lock in the U.S. dollar value of a transaction at the exchange rate or rates then prevailing. A Fund will uses this hedging technique in an attempt to insulate itself against possible losses and gains resulting from a change in the relationship between the U.S. dollar and the relevant foreign currency during the period between the date a security is purchased or sold and the date on which payment is made or received.

     Hedging against adverse changes in exchange rates will not eliminate fluctuation in the prices of a Fund's portfolio securities or prevent loss if the prices of those securities decline. In addition, the use of forward contracts may limit potential gains from an appreciation in the U.S. dollar value of a foreign currency. Forecasting short-term currency market movements is very difficult, and there is no assurance that short-term hedging strategies used by a Fund will be successful.

Repurchase Agreements
---------------------

     A Fund may invest in repurchase agreements, which are agreements by which the Fund purchases a security and simultaneously commits to resell that security to the seller (a commercial bank or securities dealer) at a stated price within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus a rate of interest which is unrelated to the coupon rate or maturity of the purchased security. Repurchase agreements may be considered loans by the Fund collateralized by the underlying security. The obligation of the seller to pay the stated price is in effect secured by the underlying security. The seller will be required to maintain the value of the collateral underlying any repurchase agreement at a level at least equal to the price of the repurchase agreement. In the case of default by the seller, the Fund could incur a loss. In the event of a bankruptcy proceeding commenced against the seller, the Fund may incur costs and delays in realizing upon the collateral. A Fund will enter into repurchase agreements only with those banks or securities dealers who are deemed creditworthy pursuant to criteria adopted by the Board of Directors of each Fund. There is no limit on the portion of the Fund's assets that may be invested in repurchase agreements with maturities of seven days or less.

Illiquid Securities
-------------------

     "Illiquid securities" are securities that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price used to determine the Fund's net asset value. Under current interpretations of the Staff of the SEC, the following instruments in which the Fund may invest will be considered illiquid: (1) repurchase agreements maturing in more than seven days; (2) restricted securities (securities whose public resale is subject to legal restrictions, except as described in the following paragraph); (3) options, with respect to specific securities, not traded on a national securities exchange that are not readily marketable; and (4) any other securities in which the Fund may invest that are not readily marketable.

     The International Stock Fund, the Small Cap Fund, the High Yield Fund and the Real Estate Fund may purchase without limit, however, certain restricted securities that can be resold to qualifying institutions pursuant to a regulatory exemption under Rule 144A ("Rule 144A securities"). If a dealer or institutional trading market exists for Rule 144A securities, such securities are deemed to be liquid and thus exempt from that Fund's liquidity restrictions. Under the supervision of the Board of Directors of the Funds, the Adviser determines the liquidity of Rule 144A securities and, through reports from the Adviser, the Board of Directors monitor trading activity in these securities. In reaching liquidity decisions, the Adviser will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the procedures for the transfer). If institutional trading in Rule 144A securities declines, the Fund's liquidity could be adversely affected to the extent it is invested in such securities.

Convertible Securities and Warrants
-----------------------------------

     Convertible debentures are interest-bearing debt securities, typically unsecured, that represent an obligation of the corporation providing the owner with claims to the corporation's earnings and assets before common and preferred stock owners, generally on par with unsecured creditors. If unsecured, claims of convertible debenture owners would be inferior to claims of secured debt holders. Convertible preferred stocks are securities that represent an ownership interest in a corporation providing the owner with claims to the corporation's earnings and assets before common stock owners, but after bond owners. Investments by a Fund in convertible debentures or convertible preferred stock would be a substitute for an investment in the underlying common stock, primarily either in circumstances where only the convertible security is available in quantities necessary to satisfy the Fund's investment needs (for example, in the case of a new issuance of convertible securities) or where, because of financial market conditions, the conversion price of the convertible security is comparable to the price of the underlying common stock, in which case a preferred position with respect to the corporation's earnings and assets may be preferable to holding common stock.

     Warrants are options to buy a stated number of underlying securities at a specified price any time during the life of the warrants. The securities underlying these warrants will be the same types of securities that a Fund will invest in to achieve its investment objective of capital appreciation. The purchaser of a warrant expects the market price of the underlying security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus resulting in a profit. If the market price never exceeds the purchase price plus the exercise price of the warrant before the expiration date of the warrant, the purchaser will suffer a loss equal to the purchase price of the warrant.

     To the extent the High Yield Fund or the Bond Fund acquires common stock through exercise of conversion rights or warrants or acceptance of exchange or similar offers, the common stock will not be retained in the portfolio. Orderly disposition of these equity securities will be made consistent with management's judgement as to the best obtainable price.

Investments in Small and Unseasoned Companies
---------------------------------------------

     Unseasoned and small companies may have limited or unprofitable operating histories, limited financial resources, and inexperienced management. In addition, they often face competition from larger or more established firms that have greater resources. Securities of small and unseasoned companies are frequently traded in the over-the-counter market or on regional exchanges where low trading volumes may result in erratic or abrupt price movements. To dispose of these securities, a Fund may need to sell them over an extended period or below the original purchase price. Investments by a Fund in these small or unseasoned companies may be regarded as speculative.

Dollar Roll Transactions
------------------------

     "Dollar roll" transactions consist of the sale by a Fund to a bank or broker-dealer (the "counterparty") of GNMA certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date and at the same price. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The Fund receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a new purchase and repurchase price fixed and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which the Fund agrees to buy a security on a future date.

     A Fund will not use such transactions for leveraging purposes and, accordingly, will segregate cash, U.S. Government securities or other high grade debt obligations in an amount sufficient to meet their purchase obligations under the transactions. The Funds will also maintain asset coverage of at least 300% for all outstanding firm commitments, dollar rolls and other borrowings.

     Dollar rolls may be treated for purposes of the Investment Company Act of 1940 (the "1940 Act") as borrowings of the Fund because they involve the sale of as security coupled with an agreement to repurchase. Like all borrowings, a dollar roll involves costs to the Fund. For example, while a Fund receives a fee as consideration for agreeing to repurchase the security, the Fund foregoes the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the fee received by the Fund, thereby effectively charging the Fund interest on its borrowing. Further, although the Fund can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decease the cost of the Fund's borrowing.

When-Issued Securities
----------------------

     When-issued, delayed-delivery and forward transactions generally involve the purchase of a security with payment and delivery in the future (i.e., beyond normal settlement). A Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issuers of stocks and bonds, private placement and U.S. Government securities may be sold in this manner. To the extent a Fund engages in when-issued and delayed delivery transactions, it will do so to acquire portfolio securities consistent with its investment objectives and policies and not for investment leverage. A Fund may use spot and forward currency exchange transactions to reduce the risk associated with fluctuations in exchange rates when securities are purchased or sold on a when-issued or delayed delivery basis.

Eurodollar and Yankee Obligations
---------------------------------

     Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee obligations are dollar denominated obligations issued in the U.S. capital markets by foreign banks. Eurodollar and Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk and interest rate risk. Additionally, Eurodollar (and to a limited extent, Yankee) obligations are subject to many of the same risks as investing in foreign securities.

Zero-Coupon and Pay-in-Kind Securities
--------------------------------------

     A zero-coupon security has no cash coupon payments. Instead, the issuer sells the security at a substantial discount from its maturity value. The interest equivalent received by the investor from holding this security to maturity is the difference between the maturity value and the purchase price. Pay-in-kind securities are securities that pay interest in either cash or additional securities, at the issuer option, for a specified period. The price of pay-in-kind securities is expected to reflect the market value of the underlying accrued interest, since the last payment. Zero-coupon and pay-in-kind securities are more volatile than cash pay securities. The Fund accrues income on these securities prior to the receipt of cash payments. The Fund intends to distribute substantially all of its income to its shareholders to qualify for pass-through treatment under the tax laws and may, therefore, need to use its cash reserves to satisfy distribution requirements.

Temporary Investments
---------------------

     When, as a result of market conditions, the Adviser determines a temporary defensive position is warranted to help preserve capital, a Fund may without limit temporarily retain cash, or invest in prime commercial paper, high-grade debt securities, securities of the U.S. Government and its agencies and instrumentalities, and high-quality money market instruments, including repurchase agreements. The International Stock Fund may invest in such securities issued by entities organized in the United States or any foreign country, denominated in U.S. dollars or foreign currency. When a Fund assumes a temporary defensive position, it is not invested in securities designed to achieve its investment objective.

                       Securities and Investment Practices

                                        CCSF         CGF         CISF         CSF        CSCF        CREF

Investment Grade Securities (Baa          *           *           *            *           *          O
or higher by Moody's, BBB or
higher by S&P), other than U.S.
Government obligations and
municipal securities

Non-Investment Grade Securities           X           X           X            X           X          X

Certificates of Deposit                   *           *           *            *           *          *

Banker's Acceptances                      *           *           *            *           *          *

Letters of Credit                         *           *           *            *           *          *

Commercial Paper                          *           *           *            *           *          *

U.S. Government Securities                *           *           *            *           *          *

Mortgage Backed Securities                X           X           X            X           X          O

CMO's                                     X           X           X            X           X          O

Asset Backed Securities                   X           X           X            X           X          O

Floating or Variable Rate                 X           X           X            X           X          O

Loan Transactions                         X           X           X            X           X          O

Options & Financial Futures               +           +           +            +           +          +

Foreign Equities

   Developed Countries                  33.3%, +     10%, +       +           33.3%, +   25%, +      20%, O

   Emerging Countries                     X           X           +            X           X          X

   ADR's                                33.3%, +     10%, +       +           33.3%, +   25%, +       X

Currency Contracts

   Hedging                                X           X          25%           X           X          X

   Speculation                            X           X           X            X           X          X

   Spot Basis                             +           +           +            +           +          O

Repurchase Agreements                     *           *           *            *           *          *

Restricted/Illiquid                      5%, +        5%, +      10%, +       10%, +     10%, +      10%, +

Convertible Securities/Warrants           O           O           +            +           +          +

Unseasoned/less than three years         5%, O        5%, O       5%, +       10%, +     10%, +       5%, O

Small Companies                           O           O           O            +           +          +

Dollar Roll Transactions                  X           X           X            X           X          X

When Issued Securities                    +           +           +            +           +          +

Eurodollar/Yankee Obligations             X           X           X            X           X          O

Zero Coupon/Pay in Kind                   X           X           X            X           X          X

Real Estate                               X           X           X            X           X          X

REIT's                                    +           +           +            +           +          +

Borrowing                                5%, *        5%, *      33.3%, *      5%, *      5%, *       5%, *

Municipal Bonds                           X           X           X            X           X          X


+ Permitted - Currently is being used and/or may be used in future
X Fundamental Policy/Not Permitted
O Permitted - Currently not in use and Fund does not intend to use in future
* Temporary Investment or cash management purposes
% Percentage of total or net assets that Fund may invest

                                       CUSG       CFIS        CMBF       CNMBF        CHYF         CBF         CDIC
Investment Grade Securities (Baa         X          +          X           X          35%          65%           X
or higher by Moody's, BBB or
higher by S&P), other than U.S.
Government obligations and
municipal securities

Non-Investment Grade Securities          X         5%          X           X           +            5%           X

Certificates of Deposit                  X          +          *           *           *            +            +

Banker's Acceptances                     X          +          *           *           *            +            +

Letters of Credit                        X          +          *           *           *            +            +

Commercial Paper                         *          *          *           *           *            *            +

U.S. Government Securities               +          +         20%         20%          *            +            +

Mortgage Backed Securities               X          +          X           X           O            +            X

CMO's                                    X          +          X           X           O            +            X

Asset Backed Securities                  X          +          X           X           O            +            X

Floating or Variable Rate                X          +          X           X           O            +            X

Loan Transactions                        X          O          O           X           O            X            X

Options & Financial Futures              X          X          X           X           +            +            X

Foreign Equities

   Developed Countries                   X          X          X           X           X           33.3%, +      X

   Emerging Countries                    X          X          X           X           X            X            X

   ADR's                                 X          X          X           X           X           33.3%, +      X

Currency Contracts

   Hedging                               X          X          X           X           X            X            X

   Speculation                           X          X          X           X           X            X            X

   Spot Basis                            X          X          X           X           X            +            X

Repurchase Agreements                    *          *          *           *           *            *            *

Restricted/Illiquid                      X        10%, +       X           X          10%, +        5%, +        X

Convertible Securities/Warrants          X          O          X           X           +            O            X

Unseasoned/less than three years         X         5%, O       X           X           5%, +        5%, O        X

Small Companies                          X          X          X           X           O            X            X

Dollar Roll Transactions                 X          +          X           X           X            +            X

When Issued Securities                   +          +          +           +           +            +            +

Eurodollar/Yankee Obligations            X          X          X           X          10%, +        X            X

Zero Coupon/Pay in Kind                  X          X          X           X           O            X            X

Real Estate                              X          X          X           X           X            X            X

REIT's                                   X          X          X           X           O            X            X

Borrowing                              5%, *       5%, *      33.3%, *                 5%, *        5%, *      33.3%, *

Municipal Bonds                          X          X          +           +           X            X            X


+ Permitted - Currently is being used and/or may be used in future
X Fundamental Policy/Not Permitted
O Permitted - Currently not in use and Fund does not intend to use in future
* Temporary Investment or cash management purposes
% Percentage of total or net assets that Fund may invest

-------------------------------------------------------------------------------
                             INVESTMENT RESTRICTIONS
-------------------------------------------------------------------------------

     The Prospectus sets forth the investment objectives and certain restrictions applicable to each Fund. The following is a list of investment restrictions applicable to each Fund. If a percentage limitation is adhered to at the time of an investment by a Fund, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of the restriction. A Fund may not change these restrictions without the approval of a majority of its shareholders, which means the vote at any meeting of shareholders of a Fund of (i) 67 percent or more of the shares present or represented by proxy at the meeting (if the holders of more than 50 percent of the outstanding shares are present or represented by proxy) or (ii) more than 50 percent of the outstanding shares, whichever is less.

Columbia Common Stock Fund, Inc.

The Common Stock Fund may not:

     1. Buy or sell commodities. However, the Fund may invest in futures contracts relating to broadly based stock indices, subject to the restrictions in paragraph 15.

     2. Concentrate investments in any industry. However, the Fund may (a) invest up to 25 percent of the value of the total assets in any one industry and
(b) invest for temporary defensive purposes up to 100 percent of the value of the total assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

     3. Buy or sell real estate. However, the Fund may purchase or hold readily marketable securities issued by companies, such as real estate investment trusts, which operate in real estate or interests therein.

     4. Make loans to other persons (except by purchase of short-term commercial paper, bonds, debentures, or other debt securities constituting part of an issue).

     5. Purchase a repurchase agreement with a maturity greater than seven days or a security that is subject to legal or contractual restrictions on resale or for which there are no readily available market quotations if, as a result of such purchase, more than 5 percent of the assets of the Fund (taken at current value) is invested in such securities.

     6. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 5 percent of the outstanding voting securities of that issuer to be held in the Fund.

     7. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 5 percent of the value of the total assets of the Fund at market value to be invested in the securities of that issuer (other than obligations of the U.S. Government and its agencies and instrumentalities), with reference to 75 percent of the assets of the Fund.

     8. Purchase securities of other open-end investment companies.

     9. Issue senior securities, bonds, or debentures.

     10. Underwrite securities of other issuers, except that the Fund may acquire portfolio securities under circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed to be an underwriter for purposes of the Securities Act of 1933.

     11. Borrow money in excess of 5 percent of its net asset value. Any borrowing must only be temporarily from banks and for extraordinary or emergency purposes.

     12. Invest its funds in the securities of any company if the purchase, at the time thereof, would cause more than 5 percent of the value of the Fund's total assets to be invested in companies which, including predecessors and parents, have a record of less than three years' continuous operation.

     13. Invest in companies for the purpose of exercising control or management.

     14. Engage in short sales of securities except to the extent that it owns an equal amount of the securities sold short or other securities convertible into an equivalent amount of such securities ("short sales against the box"). Such transactions may only be made to protect a profit in or to attempt to minimize a loss with respect to convertible securities. In any event, no more than 5 percent of the value of the Fund's net assets taken at market may, at any time, be held as collateral for such sales.

     15. Buy and sell puts and calls as securities, stock index futures or options on stock index futures, or financial futures or options on financial futures, unless such options are written by other persons and the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange.

         16. Invest directly in oil, gas, or other mineral development or exploration programs or leases; although, the Fund may own securities of companies engaged in those businesses.

Columbia Growth Fund, Inc.

The Growth Fund may not:

     1. Buy or sell commodities or commodity contracts.

     2. Concentrate more than 25 percent of its investments in any one industry.

     3. Buy or sell real estate. (However, the Fund may buy readily marketable securities such as real estate investment trusts.)

     4. Make loans, except through the purchase of a portion of an issue of publicly distributed debt securities.

     5. Hold more than 5 percent of the voting securities of any one company.

     6. Purchase the securities of any issuer if the purchase at the time thereof would cause more than 5 percent of the assets of the Fund (taken at value) to be invested in the securities of that issuer, except U.S. Government bonds.

     7. Purchase securities of any issuer when those officers and directors of the Fund who individually own 1/2 of 1 percent of the securities of that issuer together own 5 percent or more.

     8. Purchase securities of other open-end investment companies.

     9. Issue senior securities, bonds, or debentures.

     10. Underwrite securities issued by others except as it may be deemed to be an underwriter of restricted securities.

     11. Borrow money in excess of 5 percent of its net asset value. Any borrowing must only be temporarily from banks for extraordinary or emergency purposes.

     12. Invest more than 5 percent of its total assets at cost in the securities of companies which (with predecessor companies) have a record of less than three years of continuous operation and equity securities which are not readily marketable.

     13. Invest in companies for purposes of control or management.

     14. Buy securities on margin or make short sales.

     15. Invest more than 5 percent of the value of its assets in securities which are subject to legal or contractual restrictions on resale or are otherwise not saleable.

     16. Invest directly in oil, gas, or other mineral development or exploration programs or leases; although, the Fund may own securities of companies engaged in those businesses.

Columbia International Stock Fund, Inc.

The International Stock Fund may not:

     1. Buy or sell commodities. However, the Fund may invest in futures contracts or options on such contracts relating to broadly based stock indices, subject to the restrictions in paragraph 15, and may enter into foreign currency transactions.

     2. Concentrate investments in any industry. However, the Fund may (a) invest up to 25 percent of the value of its assets in any one industry and (b) invest for temporary defensive purposes up to 100 percent of the value of its assets in securities issued or guaranteed by the United States or its agencies or instrumentalities.

     3. Buy or sell real estate. However, the Fund may purchase or hold readily marketable securities issued by companies, such as real estate investment trusts, which operate in real estate or interests therein.

     4. Make loans to other persons, except by purchase of short-term commercial paper, bonds, debentures, or other debt securities constituting part of an issue and except to the extent the entry into repurchase agreements in accordance with the Fund's investment restrictions may be deemed a loan.

     5. Purchase a repurchase agreement with a maturity greater than seven days or a security that is subject to legal or contractual restrictions on resale or for which there are no readily available market quotations if, as a result of such purchase, more than 10 percent of the assets of the Fund (taken at current value) is invested in such securities. Certain restricted securities that can be resold to qualifying institutions pursuant to a regulatory exemption under Rule 144A of the Securities Act of 1933 and for which a dealer or institutional trading market exists may be deemed to be liquid securities by the Board of Directors of the Fund and, therefore, are not subject to this investment restriction.

     6. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 10 percent of the outstanding voting securities of that issuer to be held by the Fund.

     7. Purchase the securities of any issuer (including any foreign government issuer) if the purchase, at the time thereof, would cause more than 5 percent of the value of the total assets of the Fund at market value to be invested in the securities of that issuer (other than obligations of the U.S. government and its agencies and instrumentalities), with reference to 75 percent of the assets of the Fund.

     8. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition, or reorganization, or by purchase in the open market of securities of closed-end investment companies where no underwriter or dealer's commission or profit, other than customary broker's commission, is involved and only if immediately thereafter not more than (i) 3 percent of the total outstanding voting stock of such company is owned by the Fund, (ii) 5 percent of the Fund's total assets would be invested in any one such company, and (iii) 10 percent of the Fund's total assets would be invested in such securities.

     9. Issue senior securities, bonds, or debentures.

     10. Underwrite securities of other issuers, except that the Fund may acquire portfolio securities in circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed to be an underwriter for purposes of the Securities Act of 1933.

     11. Borrow money, except temporarily for extraordinary or emergency purposes. For all amounts borrowed, the Fund will maintain an asset coverage of 300 percent. The Fund will not make any additional investments while borrowings exceed 5 percent of the Fund's total assets.

     12. Invest its funds in the securities of any company if the purchase would cause more than 5 percent of the value of the Fund's total assets to be invested in companies which, including predecessors and parents, have a record of less than three years continuous operation.

     13. Invest in companies for the purpose of exercising control or management.

     14. Engage in short sales of securities except to the extent that it owns an equal amount of the securities sold short or other securities convertible into an equivalent amount of such securities ("short sales against the box"). Such transactions may only be made to protect a profit in or to attempt to minimize a loss with respect to convertible securities. In any event, no more than 5 percent of the value of the Fund's net assets taken at market may, at any time, be held as collateral for such sales.

     15. Buy and sell puts and calls as securities, stock index futures or options on stock index futures, or financial futures or options on financial futures, unless such options are written by other persons and the options or futures are offered through the facilities of a recognized securities association or are listed on a recognized securities or commodities exchange or similar entity.

     16. Invest directly in oil, gas, or other mineral development or exploration programs or leases; although, the Fund may own securities of companies engaged in those businesses.

Columbia Special Fund, Inc.

The Special Fund may not:

     1. Buy or sell commodities. However, the Fund may invest in futures contracts relating to broadly based stock indices, subject to the restrictions in paragraph 15.

     2. Concentrate investments in any industry. However, the Fund may (a) invest up to 25 percent of the value of the total assets in any one industry and
(b) invest for temporary defensive purposes up to 100 percent of the value of the total assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

     3. Buy or sell real estate. However, the Fund may purchase or hold readily marketable securities issued by companies such as real estate investment trusts, which operate in real estate or interests therein.

     4. Make loans to other persons (except by purchase of short-term commercial paper, bonds, debentures, or other debt securities constituting part of an issue).

     5. Purchase a repurchase agreement with a maturity greater than seven days or a security that is subject to legal or contractual restrictions on resale or for which there are no readily available market quotations if, as a result of such purchase, more than 10 percent of the assets of the Fund (taken at current value) is invested in such securities.

     6. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 10 percent of the outstanding voting securities of that issuer to be held in the Fund.

     7. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 5 percent of the value of the total assets of the Fund at market value to be invested in the securities of that issuer (other than obligations of the U.S. Government and its agencies and instrumentalities), with reference to 75 percent of the assets of the Fund.

     8. Purchase securities of other open-end investment companies.

     9. Issue senior securities, bonds, or debentures.

     10. Underwrite securities of other issuers, except that the Fund may acquire portfolio securities under circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed to be an underwriter for purposes of the Securities Act of 1933.

     11. Borrow money in excess of 5 percent of its net asset value. Any borrowing must only be temporarily from banks and for extraordinary or emergency purposes.

     12. Invest its funds in the securities of any company if the purchase, at the time thereof, would cause more than 10 percent of the value of the Fund's total assets to be invested in companies which, including predecessors and parents, have a record of less than three years' continuous operation.

     13. Invest in companies for the purpose of exercising control or management.

     14. Engage in short sales of securities except to the extent that it owns an equal amount of the securities sold short or other securities convertible into an equivalent amount of such securities ("short sales against the box"). Such transactions may only be made to protect a profit in or to attempt to minimize a loss with respect to convertible securities. In any event, no more than 10 percent of the value of the Fund's net assets taken at market may, at any time, be held as collateral for such sales.

     15. Buy and sell puts and calls as securities, stock index futures or options on stock index futures, or financial futures or options on financial futures, unless such options are written by other persons and the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange.

     16. Invest directly in oil, gas, or other mineral development or exploration programs or leases; although, the Fund may own securities of companies engaged in those businesses.

Columbia Small Cap Fund, Inc.

     The Small Cap Fund may not:

     1. Buy or sell commodities. However, the Fund may invest in futures contracts relating to broadly based stock indices, subject to the restrictions in paragraph 15.

     2. Concentrate investments in any industry. However, the Fund may (a) invest up to 25 percent of the value of the total assets in any one industry and
(b) invest for temporary defensive purposes up to 100 percent of the value of the total assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

     3. Buy or sell real estate. However, the Fund may purchase or hold readily marketable securities issued by companies such as real estate investment trusts, which operate in real estate or interests therein.

     4. Make loans to other persons (except by purchase of short-term commercial paper, bonds, debentures, or other debt securities constituting part of an issue).

     5. Purchase a repurchase agreement with a maturity greater than seven days or a security that is subject to legal or contractual restrictions on resale or for which there are no readily available market quotations if, as a result of such purchase, more than 10 percent of the assets of the Fund (taken at current value) is invested in such securities.

     6. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 10 percent of the outstanding voting securities of that issuer to be held in the Fund.

     7. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 5 percent of the value of the total assets of the Fund at market value to be invested in the securities of that issuer (other than obligations of the U.S. Government and its agencies and instrumentalities), with reference to 75 percent of the assets of the Fund.

     8. Purchase securities of other open-end investment companies.

     9. Issue senior securities, bonds, or debentures.

     10. Underwrite securities of other issuers, except that the Fund may acquire portfolio securities under circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed to be an underwriter for purposes of the Securities Act of 1933.

     11. Borrow money in excess of 5 percent of its net asset value. Any borrowing must only be temporarily from banks and for extraordinary or emergency purposes.

     12. Invest its funds in the securities of any company if the purchase, at the time thereof, would cause more than 10 percent of the value of the Fund's total assets to be invested in companies which, including predecessors and parents, have a record of less than three years' continuous operation.

     13. Invest in companies for the purpose of exercising control or management.

     14. Engage in short sales of securities except to the extent that it owns an equal amount of the securities sold short or other securities convertible into an equivalent amount of such securities ("short sales against the box"). Such transactions may only be made to protect a profit in or to attempt to minimize a loss with respect to securities held by the Fund. In any event, no more than 10 percent of the value of the Fund's net assets taken at market may, at any time, be held as collateral for such sales.

     15. Buy and sell puts and calls as securities, stock index futures or options on stock index futures, or financial futures or options on financial futures, unless such options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange. The Fund may write call options that are covered in accordance with rules established by the Securities and Exchange Commission.

     16. Invest directly in oil, gas, or other mineral development or exploration programs or leases; although, the Fund may own securities of companies engaged in those businesses.

Columbia Real Estate Equity Fund, Inc.

     The Real Estate Fund may not:

     1. Buy or sell commodities or commodity futures contracts.

     2. Buy or sell real estate. However, the Fund may purchase or hold readily marketable securities issued by companies, such as real estate investment trusts, that operate in real estate or interests therein, and participation interests in pools of real estate mortgage loans.

     3. Make loans to other persons (except by purchase of short-term commercial paper, bonds, debentures, or other debt securities constituting part of an issue). The Fund may lend portfolio securities to broker-dealers or other institutional investors if, as a result thereof, the aggregate value of all securities loaned does not exceed 33 1/3% of its total assets.

     4. Purchase illiquid securities, including restricted securities and repurchase agreements of more than seven days maturity, if upon the purchase more than 10 percent of the value of the Fund's net assets would consist of these securities. "Illiquid securities" are securities that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price used to determine the

Fund's net asset value and include restricted securities that are subject to legal or contractual restrictions on resale. Certain restricted securities that can be resold to qualifying institutions pursuant to a regulatory exemption under Rule 144A of the Securities Act of 1933 and for which a dealer or institutional trading market exists may be deemed to be liquid securities by the Board of Directors of the Fund and, in that event, will not be subject to the above investment restriction.

     5. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 10% of the outstanding voting securities of that issuer to be held in the Fund.

     6. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 5% of the value of its total assets at market value to be invested in the securities of that issuer (other than obligations of the U.S. Government and its instrumentalities), with reference to 75% of the assets of the Fund.

     7. Purchase or retain securities of an issuer if those officers or directors of the Fund or the Adviser who individually own more than 1/2 of 1% of the outstanding securities of that issuer together own more than 5% of such securities.

     8. Purchase securities of other open-end investment companies.

     9. Issue senior securities, bonds, or debentures.

     10. Underwrite securities of other issuers, except the Fund may acquire portfolio securities in circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed to be an underwriter for purposes of the Securities Act of 1933.

     11. Borrow money except as a temporary measure for extraordinary or emergency purposes. The Fund's borrowings may not exceed 5% of its gross assets valued at the lesser of cost or market value, nor may it pledge, mortgage, or hypothecate assets if the market value of such assets exceeds 10% of the gross assets, valued at cost, of the Fund.

     12. Invest in the securities of any company if the purchase, at the time thereof, would cause more than 5% of the value of the Fund's total assets to be invested in companies which, including predecessors and parents, have a record of less than three years of continuous operation.

     13. Invest in companies to exercise control or management.

     14. Buy any securities or other property on margin, except for short-term credits necessary for clearing transactions and except that margin payments and other deposits in connection with transactions in options, futures, and forward contracts shall not be deemed to constitute purchasing securities on margin.

     15. Engage in short sales of securities except to the extent that it owns other securities convertible into an equivalent amount of such securities. These short sales may only be made to protect a profit in or to attempt to minimize a loss with respect to convertible securities. In any event no more than 10% of the Fund's net assets valued at market may, at any time, be held as collateral for such sales.

     16. Invest directly in oil, gas, or other mineral development or exploration programs or leases; although, the Fund may own securities of companies engaged in those businesses.

     17. Concentrate investments in any one industry, except that the Fund will invest at least 65% of the value of its total assets in securities of companies principally engaged in the real estate industry.

Columbia U.S. Government Securities Fund, Inc.

The Government Bond Fund may not:

     1. Issue senior securities, bonds, or debentures.

     2. Buy securities on margin, make short sales, or write put or call options.

     3. Borrow money in excess of five percent of its net asset value. Any borrowing must only be temporarily from banks or other lending institutions for extraordinary or emergency purposes.

     4. Pledge, hypothecate, or transfer in any manner, as security for indebtedness, any securities owned by the Fund, except as necessary in connection with borrowings described in subparagraph 3 above. Any such pledge, hypothecation, or transfer may not exceed 10 percent of the Fund's total assets, at the lesser of cost or market value.

     5. Underwrite securities of other issuers or acquire securities that must be registered under the Securities Act of 1933, as amended, before they may be sold to the public.

     6. Purchase securities that are other than direct obligations of the U.S. Government and repurchase agreements with respect to those obligations.

     7. Invest more than 10 percent of total assets in repurchase agreements.

     8. Purchase or sell real estate or real estate contracts, including futures contracts.

     9. Purchase or sell commodities or commodities contracts, including futures contracts.

     10. Purchase securities with maturities in excess of three years from the date of purchase.

     11. Make loans to other persons except by purchase of debt obligations in which the Fund may invest and repurchase agreements with respect to those obligations.

     12. Purchase securities of other investment companies.

Columbia Fixed Income Securities Fund, Inc.

The Bond Fund may not:

     1. Buy or sell commodities or commodity futures contracts.

     2. Concentrate investments in any industry. However, it may (a) invest up to 25 percent of the value of its total assets in any one industry, (b) invest up to 100 percent of the value of its total assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and (c) invest for defensive purposes up to 80 percent of the value of its total assets in certificates of deposit (C/D's) and bankers' acceptances with maturities not greater than one year. C/D's and banker's acceptances will be limited to domestic banks which have total assets in excess of one billion dollars and are subject to regulatory supervision by the U.S. Government or state governments. Commitments to purchase securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities on a "when-issued" basis may not exceed 20 percent of the total assets of the Fund. Emphasis on investments in securities of a particular industry will be shifted whenever the Adviser determines that such action is desirable for investment reasons. The Board of Directors will periodically review these decisions of the Adviser.

     3. Buy or sell real estate. However, the Fund may purchase or hold readily marketable securities issued by companies such as real estate investment trusts, which operate in real estate or interests therein, and participation interests in pools of real estate mortgage loans.

     4. Make loans to other persons (except by purchase of short-term commercial paper, bonds, debentures, or other debt securities constituting part of an issue). The Fund may lend portfolio securities to broker-dealers or other institutional investors if, as a result thereof, the aggregate value of all securities loaned does not exceed 33 1/3 percent of its total assets.

     5. Purchase a repurchase agreement with a maturity greater than seven days or a security that is subject to legal or contractual restrictions on resale or for which there are no readily available market quotations, if, as a result of such purchase, more than 10 percent of its total assets (taken at current value) are invested in such securities.

     6. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 10 percent of the outstanding voting securities of that issuer to be held in the Fund.

     7. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 5 percent of the value of its total assets at market value to be invested in the securities of that issuer (other than obligations of the U.S. Government and its instrumentalities), with reference to 75 percent of the assets of the Fund.

     8. Purchase or retain securities issued by an issuer, any of whose officers or directors or security holders is an officer or director of the Fund or of its adviser if, or so long as, the officers and directors of the Fund and of its adviser together own beneficially more than 5 percent of any class of securities of the issuer.

     9. Purchase securities of other open-end investment companies.

     10. Issue senior securities, bonds, or debentures.

     11. Underwrite securities of other issuers, except the Fund may acquire portfolio securities in circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed to be an underwriter for purposes of the Securities Act of 1933.

     12. Borrow money except as a temporary measure for extraordinary or emergency purposes. Its borrowings may not exceed 5 percent of the value of the gross assets of the Fund taken at the lesser of cost or market value, nor may it pledge, mortgage, or hypothecate assets taken at market to an extent greater than 10 percent of the value of the gross assets taken at cost of the Fund.

     13. Invest in the securities of any company if the purchase, at the time thereof, would cause more than 5 percent of the value of the Fund's total assets to be invested in companies which, including predecessors and parents, have a record of less than three years of continuous operation.

     14. Invest in companies to exercise control or management.

     15. Buy any securities or other property on margin, or purchase or sell puts or calls, or combinations thereof.

     16. Engage in short sales of securities except to the extent that it owns other securities convertible into an equivalent amount of such securities. These short sales may only be made to protect a profit in or to attempt to minimize a loss with respect to convertible securities. In any event no more than 10 percent of the value of the Fund's net assets taken at market may, at any time, be held as collateral for such sales.

Columbia National Municipal Bond Fund, Inc.

The National Municipal Bond Fund may not:

     1. Buy or sell real estate, but this shall not prevent the Fund from investing in municipal obligations secured by real estate or interests therein.

     2. Make loans to other persons except by purchase of debt securities constituting all or part of an issue or through the loan of portfolio securities and as otherwise permitted by the Fund's investment restrictions.

     3. Purchase more than 10 percent of the voting securities of any issuer.

     4. Buy or sell commodities or commodity future contracts.

     5. Purchase securities of other investment companies if, as a result of the purchase, more than 10 percent of the assets of the Fund is invested in such securities.

     6. Issue senior securities, bonds, or debentures.

     7. Sell securities short or buy any securities or other property on margin, except for short-term credits necessary for clearing transactions.

     8. Lend portfolio securities to broker-dealers or other institutional investors if, as a result, the aggregate value of all securities loaned exceeds 33 1/3 percent of the total assets of the Fund.

     9. Underwrite securities of other issuers, except that the Fund may acquire portfolio securities in circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed an underwriter for purposes of the Securities Act of 1933.

     10. Borrow money except temporarily for extraordinary or emergency purposes; nor may it pledge, mortgage, or hypothecate assets having a market value greater than 10 percent of the cost of the gross assets of the Fund. For amounts borrowed, the Fund shall maintain an asset coverage of 300 percent for all borrowings.

This restriction means that the Fund may not borrow money in an amount exceeding 50 percent of its gross assets. The Fund will not make any additional investments while borrowings exceed 5 percent of the value of the Fund's total assets.

     11. Invest more than 25 percent of its assets in a single industry.

Columbia Municipal Bond Fund, Inc.

The Municipal Bond Fund may not:

     1. Buy or sell real estate, but this shall not prevent the Fund from investing in municipal obligations secured by real estate or interests therein.

     2. Make loans to other persons except by purchase of debt securities constituting all or part of an issue or through the loan of portfolio securities and as otherwise permitted by the Fund's investment restrictions.

     3. Purchase more than 10 percent of the voting securities of any issuer.

     4. Buy or sell commodities or commodity future contracts.

     5. Purchase securities of other investment companies if, as a result of the purchase, more than 10 percent of the assets of the Fund is invested in such securities.

     6. Issue senior securities, bonds, or debentures.

     7. Sell securities short or buy any securities or other property on margin, except for short-term credits necessary for clearing transactions.

     8. Lend portfolio securities to broker-dealers or other institutional investors if, as a result, the aggregate value of all securities loaned exceeds 33 1/3 percent of the total assets of the Fund.

     9. Underwrite securities of other issuers, except that the Fund may acquire portfolio securities in circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed an underwriter for purposes of the Securities Act of 1933.

     10. Borrow money except temporarily for extraordinary or emergency purposes; nor may it pledge, mortgage, or hypothecate assets having a market value greater than 10 percent of the cost of the gross assets of the Fund. For amounts borrowed, the Fund shall maintain an asset coverage of 300 percent for all borrowings. This restriction means that the Fund may not borrow money in an amount exceeding 50 percent of its gross assets. The Fund will not make any additional investments while borrowings exceed 5 percent of the value of the Fund's total assets.

     11. Invest more than 25 percent of its assets in a single industry.

Columbia High Yield Fund, Inc.

The High Yield Fund may not:

     1. Buy or sell commodities or commodity futures contracts.

     2. Concentrate investments in any industry. However, it may (a) invest up to 25 percent of the value of its total assets in any one industry, (b) invest up to 100 percent of the value of its total assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and (c) invest for defensive purposes up to 80 percent of the value of its total assets in certificates of deposit (CD's) and bankers' acceptances with maturities not greater than one year. CD's and banker's acceptances will be limited to domestic banks which have total assets in excess of $1 billion and are subject to regulatory supervision by the U.S. Government or state governments. Commitments to purchase securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities on a "when-issued" basis may not exceed 20 percent of the total assets of the Fund. Emphasis on investments in securities of a particular industry will be shifted whenever the Adviser determines that such action is desirable for investment reasons. The Board of Directors will periodically review these decisions of the Adviser.

     3. Buy or sell real estate. However, the Fund may purchase or hold readily marketable securities issued by companies, such as real estate investment trusts, that operate in real estate or interests therein, and participation interests in pools of real estate mortgage loans.

     4. Make loans to other persons (except by purchase of short-term commercial paper, bonds, debentures, or other debt securities constituting part of an issue). The Fund may lend portfolio securities to broker-dealers or other institutional investors if, as a result thereof, the aggregate value of all securities loaned does not exceed 33 1/3 percent of its total assets.

     5. Purchase illiquid securities, including restricted securities and repurchase agreements of more than seven days maturity, if upon the purchase more than 10 percent of the value of the Fund's net assets would consist of these securities. "Illiquid securities" are securities that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price used to determine the Fund's net asset value and include restricted securities that are subject to legal or contractual restrictions on resale. Certain restricted securities that can be resold to qualifying institutions pursuant to a regulatory exemption under Rule 144A of the Securities Act of 1933 and for which a dealer or institutional trading market exists may be deemed to be liquid securities by the Board of Directors of the Fund and, therefore, are not subject to the above investment restriction.

     6. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 10 percent of the outstanding voting securities of that issuer to be held in the Fund.

     7. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 5 percent of the value of its total assets at market value to be invested in the securities of that issuer (other than obligations of the U.S. Government and its instrumentalities), with reference to 75 percent of the assets of the Fund.

     8. Purchase or retain securities of an issuer if those officers or directors of the Fund or the Adviser who individually own more than 1/2 of 1% of the outstanding securities of that issuer together own more than 5% of such securities.

     9. Purchase securities of other open-end investment companies.

     10. Issue senior securities, bonds, or debentures.

     11. Underwrite securities of other issuers, except the Fund may acquire portfolio securities in circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed to be an underwriter for purposes of the Securities Act of 1933.

     12. Borrow money except as a temporary measure for extraordinary or emergency purposes. Its borrowings may not exceed 5 percent of the gross assets of the Fund valued at the lesser of cost or market value, nor may it pledge, mortgage, or hypothecate assets valued at market to an extent greater than 10 percent of the gross assets valued at cost of the Fund.

     13. Invest in the securities of any company if the purchase, at the time thereof, would cause more than 5 percent of the value of the Fund's total assets to be invested in companies which, including predecessors and parents, have a record of less than three years of continuous operation.

     14. Invest in companies to exercise control or management.

     15. Buy any securities or other property on margin, except for short-term credits necessary for clearing transactions and except that margin payments and other deposits in connection with transactions in options, futures, and forward contracts shall not be deemed to constitute purchasing securities on margin.

     16. Engage in short sales of securities except to the extent that it owns other securities convertible into an equivalent amount of such securities. These short sales may only be made to protect a profit in or to attempt to minimize a loss with respect to convertible securities. In any event no more than 10 percent of the Fund's net assets valued at market may, at any time, be held as collateral for such sales.

     17. Invest directly in oil, gas, or other mineral development or exploration programs or leases; although, the Fund may own securities of companies engaged in those businesses.

Columbia Balanced Fund, Inc.

The Balanced Fund may not:

     1. Buy or sell commodities. However, the Fund may invest in futures contracts relating to broadly based stock indices, subject to the restrictions in paragraph 15.

     2. Concentrate investments in any industry. However, the Fund may (a) invest up to 25 percent of the value of the total assets in any one industry and
(b) invest for temporary defensive purposes up to 100 percent of the value of the total assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

     3. Buy or sell real estate. However, the Fund may purchase or hold readily marketable securities issued by companies such as real estate investment trusts, which operate in real estate or interests therein.

     4. Make loans to other persons (except by purchase of short-term commercial paper, bonds, debentures, or other debt securities constituting part of an issue).

     5. Purchase a repurchase agreement with a maturity greater than seven days or a security that is subject to legal or contractual restrictions on resale or for which there are no readily available market quotations if, as a result of such purchase, more than 5 percent of the assets of the Fund (taken at current value) is invested in such securities.

     6. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 5 percent of the outstanding voting securities of that issuer to be held in the Fund.

     7. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 5 percent of the value of the total assets of the Fund at market value to be invested in the securities of that issuer (other than obligations of the U.S. Government and its agencies and instrumentalities), with reference to 75 percent of the assets of the Fund.

     8. Purchase securities of other open-end investment companies.

     9. Issue senior securities, bonds, or debentures.

     10. Underwrite securities of other issuers, except that the Fund may acquire portfolio securities under circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed to be an underwriter for purposes of the Securities Act of 1933.

     11. Borrow money in excess of 5 percent of its net assets value. Any borrowing must only be temporarily from banks and for extraordinary or emergency purposes.

     12. Invest its funds in the securities of any company if the purchase, at the time thereof, would cause more than 5 percent of the value of the Fund's total assets to be invested in companies which, including predecessors and parents, have a record of less than three years' continuous operation.

     13. Invest in companies for the purpose of exercising control or management.

     14. Engage in short sales of securities except to the extent that it owns an equal amount of the securities sold short or other securities convertible into an equivalent amount of such securities ("short sales against the box"). Such transactions may only be made to protect a profit in or to attempt to minimize a loss with respect to convertible securities. In any event, no more than 5 percent of the value of the Fund's net assets taken at market may, at any time, be held as collateral for such sales.

     15. Buy and sell puts and calls as securities, stock index futures or options on stock index futures, or financial futures or options on financial futures, unless such options are written by other persons and the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange.

     16. Invest directly in oil, gas, or other mineral development or exploration programs or leases; although, the Fund may own securities of companies engaged in those businesses.

Columbia Daily Income Company

The Money Market Fund may not:

     1. Borrow money to improve portfolio yield except as a temporary measure to avoid disruptive redemptions, and not for investment purposes. Borrowings will not exceed 33 1/3 percent of total assets and will be repaid from the proceeds of sales of the Money Market Fund's shares or as maturities allow.

     2. Underwrite securities issued by others except as it may be deemed to be an underwriter in a sale of restricted securities.

     3. Invest more than 5 percent of its assets (exclusive of obligations issued or guaranteed as to principal and interest by the U.S. Government or any agency or instrumentality thereof) in the securities of any one issuer. The Fund may invest up to 100 percent of its total assets in obligations of U.S. banks which are members of the Federal Reserve System. However, the Fund will not invest more than 25 percent of its assets in any other single industry.

     4. Buy or sell real estate.

     5. Buy or sell commodities or commodity contracts.

     6. Make loans to others (the purchase of obligations in which the Fund is authorized to invest will not constitute loans) except that the Fund may purchase and simultaneously resell for later delivery obligations issued or guaranteed as to principal and interest by the United States Government or any agency or instrumentality thereof if no more than 10 percent of the Fund's total assets would be subject to such repurchase agreements maturing in more than seven days.

     7. Purchase common stocks, preferred stocks, warrants, or other equity securities.

     8. Purchase securities on margin.

     9. Sell securities short.

     10. Write or purchase put or call options.

     11. Purchase a security which is subject to legal or contractual restrictions on resale or for which there is no readily available market, except that 10 percent of the Fund's total assets may be invested in repurchase agreements maturing in more than seven days.

     12. Invest in companies to exercise control or management.

     13. Invest in the securities of other investment companies, except those acquired as part of a merger, consolidation, or acquisition of assets.

Investment Restrictions Under Rule 2a-7

     Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act") requires that all portfolio securities of the Money Market Fund have at the time of purchase a maximum remaining maturity (as defined in the rule) of 13 months and that the fund maintain a dollar-weighted average portfolio maturity of not more than 90 days. (The Fund, however, will be invested in short-term debt obligations maturing within 12 months.) Rule 2a-7 further requires that investments by a money market fund must present minimal credit risk and, if rated, must be rated within one of the two highest rating categories for short-term debt obligations by at least two major rating agencies assigning a rating to the securities or issuer or, if only one rating agency has assigned a rating, by that agency. Purchases of securities which are unrated or rated by only one rating agency must be approved or ratified by the board of directors of the Fund. Securities that are rated (or that have been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class, comparable in priority and quality with such securities) in the highest category by at least two major rating agencies are designated "First Tier Securities." Securities rated in the top two categories by at least two major rating agencies, but which are not rated in the highest category by two or more major rating agencies, are designated "Second Tier Securities." Securities which are unrated may be purchased only if they are deemed to be of comparable quality to rated securities. Under Rule 2a-7, a fund may not invest more than the greater of 1 percent of its total assets or one million dollars, measured at the time of investment, in the securities of a single issuer that were Second Tier Securities when acquired by the fund. In addition, a money market fund may not under Rule 2a-7 invest more than 5 percent of its total assets in securities that were Second Tier Securities when acquired.

     The Fund may not invest more than 5 percent of its total assets in the securities of any one issuer, except this limitation does not apply to U.S. Government securities and repurchase agreements thereon. The Fund may, however, invest more than 5 percent of its total assets in the First Tier Securities of a single issuer for up to three business days, although the Fund may not make more than one such investment at any one time.

     Investment policies by the Fund are in certain circumstances more restrictive than the restrictions under Rule 2a-7. In particular, investments by the Fund are restricted to the following:

     1. Securities issued or guaranteed as to principal and interest by the U.S. Government or issued or guaranteed by agencies or instrumentalities thereof and repurchase agreements relating to these securities.

     2. Commercial paper which, if rated by Standard & Poor's Corporation ("S&P") or Moody's Investor Services, Inc. ("Moody's"), is rated A-1 by S&P and

Prime 1 by Moody's or, if not rated, is determined to be of comparable quality by the Board of Directors of the Fund.

     3. Other corporate debt securities with remaining maturities of less than 12 months, including bonds and notes, of an issuer that has received ratings from S&P and Moody's for its other short-term debt obligations as described in paragraph 2 above, where such corporate debt securities are comparable in priority and security to the rated short-term debt obligations or, if no ratings are available, where such corporate debt securities are determined to be of comparable quality under procedures approved by the Board of Directors of the Fund.

     4. Obligations of U.S. banks that are members of the Federal Reserve System and have capital surplus and undivided profits as of the date of their most recent published financial statements in excess of $100 million and are determined by the Board of Directors of the Money Market Fund to be of comparable quality to the obligations described in paragraphs 2 or 3 above. Currently these obligations are certificates of deposit, bankers' acceptances, and letters of credit.


-------------------------------------------------------------------------------
                                   MANAGEMENT
-------------------------------------------------------------------------------

     Each Fund is managed under the supervision of its Board of Directors, which has responsibility for overseeing decision relating to the investment policies and objectives of the Fund. The Board of Directors of each Fund meets quarterly to review the Fund's investment polices, performance, expenses, and other business matters. The directors and officers of the Funds are listed below, together with their principal business occupations. All principal business occupations have been held for more than five years, except that positions with the Real Estate Fund, and the Small Cap Fund and the Columbia National Municipal Bond Fund have been held since January 1994, August 1996, and January 1998 respectively, and except as otherwise indicated.

J. JERRY INSKEEP, JR.,*+ Chairman, President, and Director of each Fund; Chairman, President, and Trustee of CMC Fund Trust ("CMC Trust"); Consultant to Fleet Financial Group, Inc. ("Fleet") (since December 1997); formerly Chairman and a Director of Columbia Funds Management Company (the "Adviser"), Columbia Management Co., and Columbia Trust Company (the "Trust Company"); formerly a Director of Columbia Financial Center Incorporated ("Columbia Financial"). Mr. Inskeep's business address is 1300 S.W. Sixth Avenue, P.O. Box 1350, Portland, Oregon 97207.

JAMES C. GEORGE, Director of each Fund (since June 1994); Trustee of CMC Trust (since December 1997). Mr. George, the former Investment Manager of the Oregon State Treasury (1966-1992), is an investment consultant. Mr. George's business address is 1001 S.W. Fifth Avenue, Portland, Oregon 97204.

THOMAS R. MACKENZIE, Director of each Fund; Trustee of CMC Trust (since December
1997); Founder and Director of Group Mackenzie (architecture, planning, interior design, engineering). Mr. Mackenzie's business address is 0690 S.W. Bancroft Street, Portland, Oregon 97201.

ROBERT J. MOORMAN, *Secretary of each Fund and CMC Trust (since January 1998); Attorney with Stoel Rives LLP. Mr. Moorman's business address is 900 S.W. Fifth Avenue, Suite 2600, Portland, Oregon 97204-1268.

RICHARD L. WOOLWORTH,+ Director of each Fund; Trustee of CMC Trust; Chairman of Blue Cross and Blue Shield of Oregon; Chairman and Chief Executive Officer of the Regence Group, health insurers. Mr. Woolworth's business address is 200 S.W. Market Street, Portland, Oregon 97201.

     *Mr. Inskeep and Mr. Moorman are "interested persons" as defined by the Investment Company Act of 1940 and receive no directors fees or salaries from the Funds.

     +Members of the Executive Committee. The Executive Committee has all powers of the Board of Directors when the Board is not in session, except as limited by law.

     The following table sets forth compensation received by the disinterested directors for 1998. No officer of the Funds received any compensation from the Funds in 1998.

                               COMPENSATION TABLE

                             Aggregate compensation           Compensation from
      Director               from Fund, per Director          Fund Complex***
      --------               -----------------------          -----------------

Thomas R. Mackenzie          Common Stock Fund
James C. George              Growth Fund
                             International Stock Fund
                             Special Fund
                             Small Cap Fund
                             Real Estate Fund
                             Balanced Fund
                             Money Market Fund
                             Government Bond Fund
                             Bond Fund
                             Municipal Bond Fund
                             High Yield Fund

Richard L. Woolworth**       Common Stock Fund
                             Growth Fund
                             International Stock Fund
                             Special Fund
                             Small Cap Fund
                             Real Estate Fund
                             Balanced Fund
                             Money Market Fund
                             Government Bond Fund
                             Bond Fund
                             Municipal Bond Fund
                             High Yield Fund

**Includes compensation received by Mr. Woolworth for serving on each Fund's Executive Committee.

***Includes compensation Messrs. Woolworth, Mackenzie and George received as Trustees of CMC Trust. The Investment Adviser for CMC Trust is Columbia Management Co., an affiliate of the Adviser.

     Provident Distributors, Inc. ("PDI"), a registered securities broker and a member of the National Association of Securities Dealers, Inc., is authorized under a distribution agreement with each Fund to sell shares of the Fund. Columbia Financial has entered into a Broker-Dealer agreement with PDI to distribute the Funds' shares. PDI and Columbia Financial do not charge any fees or commissions to investors or the Funds for the sale of shares of a Fund.

     At January 31, 1999, officers and directors of each of the respective Funds owned of record or beneficially the aggregate number of shares of each of the respective Funds as set forth below.

                                                                  Percentage of
                                                                  Total Shares
        Fund                      Shares                          Outstanding
        ----                      ------                          -------------

Common Stock Fund                 To be completed by amendment
Growth Fund
International Stock Fund
Special Fund
Small Cap Fund
Real Estate Fund
Government Bond Fund
Bond Fund
Municipal Bond Fund
National Municipal Bond Fund
High Yield Fund
Balanced Fund
Money Market Fund

     At January 31, 1999, to the knowledge of the Funds, no person owned of record or beneficially more than 5 percent of the outstanding shares of any Fund except the following record owners: [to be completed by Amendment]


-------------------------------------------------------------------------------
              INVESTMENT ADVISORY AND OTHER FEES PAID TO AFFILIATES
-------------------------------------------------------------------------------

     The investment adviser to each of the Funds is Columbia Funds Management Company (the "Adviser"). The Adviser has entered into an investment contract with each Fund. Pursuant to the investment contract the Adviser provides research, advice, and supervision with respect to investment matters and determines what securities to purchase or sell and what portion of the Fund's assets to invest.

     The Adviser provides office space and pays all executive salaries and executive expenses of the Fund. The Fund assumes its costs relating to corporate matters, cost of services to shareholders, transfer and dividend paying agent fees, custodian fees, legal and auditing expenses, disinterested director fees, taxes and governmental fees, interest, broker's commissions, transaction expenses, cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase, or redemption of its shares, expenses of registering or qualifying its shares for sale, transfer taxes, and all other expenses of preparing its registration statement, prospectuses, and reports.

     Information regarding calculation of the advisory fee payable to the Adviser is set forth in the Prospectus. Advisory fees paid by each of the Funds for each of the last three years were:

Fund                                1998         1997             1996
----                                ----         ----             ----
Common Stock Fund                             $ 4,158,273      $ 2,686,585
Growth Fund                                   $ 7,019,161      $ 5,711,080
International Stock Fund                      $ 1,504,787      $ 1,157,227
Special Fund                                  $12,373,140      $12,880,541
Small Cap Fund                                $   547,892      $    40,273
Real Estate Fund                              $   864,343      $   232,413
Government Bond Fund                          $   194,230      $   206,591
Bond Fund                                     $ 1,821,809      $ 1,668,004
Municipal Bond Fund                           $ 1,952,213      $ 1,881,542
National Municipal Bond Fund                       ---             ---
High Yield Fund                               $   211,632      $   150,432
Balanced Fund                                 $ 3,826,628      $ 2,935,512
Money Market Fund                             $ 4,296,685      $ 4,009,904

     The Adviser has entered into an agreement with Columbia Management Co. ("CMC"), under which CMC provides the Adviser with statistical and other factual information, advice regarding economic factors and trends, and advice as to occasional transactions in specific securities. CMC, upon receipt of specific instructions from the Adviser, also contacts brokerage firms to conduct securities transactions for the Funds. The Adviser pays CMC a fee for these services. A Fund's expenses are not increased by this arrangement, and no amounts are paid by a Fund to CMC under this agreement.

     The transfer agent and dividend crediting agent for the Funds is Columbia Trust Company ("Trust Company"). Its address is 1301 SW Fifth Avenue, P.O. Box 1350, Portland, Oregon 97207. It issues certificates for shares of the Funds, if requested, and records and disburses dividends for the Funds. During 1998, each Fund paid the Trust Company a per account fee of $1.66 per month for each shareholder account with the Fund existing at any time during the month. In addition, each Fund pays the Trust Company for extra administrative services performed at cost in accordance with a schedule set forth in the agreement between the Trust Company and the Fund and reimburses the Trust Company for certain out-of-pocket expenses incurred in carrying out its duties under that agreement. In addition to the transfer agent services described above, the Trust Company has hired First Data Investor Services Group, Inc. ("First Data") as a sub-transfer agent to provide services related to fund transactions processed through the National Securities Clearing Corporation on behalf of the Common Stock Fund, Growth Fund, Special Fund, Real Estate Fund, Small Cap Fund, Balanced Fund, High Yield Fund and Bond Fund. Each of the above Funds has agreed to pay the Trust Company the costs incurred by Trust Company in connection with the services provided by First Data.

     Fees paid to the Trust Company for services performed in 1998 under each transfer agent agreement were $______ for the Common Stock Fund, $______ for the

Growth Fund, $______ for the International Stock Fund, $______ for the Special Fund, $______ for the Small Cap Fund, $______ for the Real Estate Fund, $______ for the U.S. Government Fund, $______ for the Bond Fund, $______ for the Municipal Bond Fund, $______ for the High Yield Fund, $______ or the Balanced Fund, and $______ for the Money Market Fund.

     The Adviser, the Trust Company and CMC are indirect wholly owned subsidiaries of Fleet Financial Group, Inc. ("Fleet"). Fleet and its affiliates provide a wide range of banking, financial, and investment products and services to individuals and businesses. Their principal activities include customer and commercial banking, mortgage lending and servicing, trust administration, investment management, retirement plan services, brokerage and clearing services, securities underwriting, private and corporate financing and advisory activities, and insurance services.


-------------------------------------------------------------------------------
                             PORTFOLIO TRANSACTIONS
-------------------------------------------------------------------------------

     Each Fund will not generally invest in securities for short-term capital appreciation but, when business and economic conditions, market prices, or the Fund's investment policy warrant, individual security positions may be sold without regard to the length of time they have been held. This may result in a higher portfolio turnover rate and increase a Fund's transaction costs, including brokerage commissions. To the extent short term trades result in gains on securities held less than one year, shareholders will be subject to taxes at ordinary income rates. See TAXES in this Statement of Additional Information.

     The Funds may purchase their portfolio securities through a securities broker and pay the broker a commission, or they may purchase the securities directly from a dealer which acts as principal and sells securities directly for its own account without charging a commission. The purchase price of securities purchased from dealers serving as market makers will include the spread between the bid and asked prices. The Funds may also purchase securities from underwriters, the price of which will include a commission or discount paid by the issuer to the underwriter. There is generally no stated commission in the case of fixed income securities that are traded in the over-the-counter market, but the price paid by a Fund usually includes an undisclosed dealer commission or mark-up.

     Prompt execution of orders at the most favorable price will be the primary consideration of the Funds in transactions where fees or commissions are involved. Additional factors considered by the Adviser in selecting brokers to execute a transaction include the: (i) professional capability of the executing broker and the value and quality of the brokerage services provided; (ii) size and type of transaction; (iii) timing of transaction in the context of market prices and trends; (iv) nature and character of markets for the security to be purchased or sold; (v) the broker's execution efficiency and settlement capability; (vi) the broker's experience and financial stability and the execution services it renders to the Adviser on a continuing basis; and (vii) reasonableness of commission.

     Research, statistical, and other services offered by the broker also may be taken into consideration in selecting broker-dealers. These services may include: advice concerning the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or the purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategies, and performance of accounts. A commission in excess of the amount of a commission another broker or dealer would have charged for effecting a transaction may be paid by a Fund if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided, viewed in terms of either that particular transaction or management's overall responsibilities with respect to the Fund.

     The Adviser receives a significant amount of proprietary research from a number of brokerage firms, in most cases on an unsolicited basis. The Adviser does not make any commitments to allocate brokerage for proprietary research. The value of that research, however, is considered along with other factors in the selection of brokers. This research is considered supplemental to the Adviser's own internal research and does not, therefore, materially reduce the overall expenses incurred by the Adviser for its research. On a semi-annual basis, the Adviser's research analysts and portfolio managers participate in a detailed internal survey regarding the value of proprietary research and the skills or contributions made by the various brokerage analysts to the Adviser's investment process. Firms are then confidentially ranked based on that survey. Brokerage allocations are then made, as much as reasonably possible, based on those rankings.

     In limited circumstances, the Adviser may use a Fund's commissions to acquire third party research or products that are not available through its full-service brokers. In these arrangements, the Adviser pays an executing broker a commission equal to the average rate paid on all other trades (e.g., $0.06) and achieves what it believes is best execution on the trade. The executing broker then uses a portion of the commission to pay for a specific research service or product provided to the Adviser. Proposed research to be acquired in this manner must be approved by the Adviser's Chief Investment Officer, who is responsible for determining that the research provides appropriate assistance to the Adviser in connection with its investment management of the Funds and that the price paid with broker commissions is fair and reasonable.

     The receipt of proprietary and third party research services or products from brokers or dealers might be useful to the Adviser and its affiliates in rendering investment management services to the Funds or other clients. Conversely, research provided by brokers or dealers who have executed orders on behalf of other clients of the Adviser and its affiliates might be useful to the Adviser in carrying out its obligations to a Fund.

     Total brokerage commissions paid by each of the respective Funds for each of the last three years were:

Fund                                1998         1997            1996
----                                ----         ----            ----
Common Stock Fund                             $1,328,730      $1,266,686
Growth Fund                                   $2,168,003      $1,606,969
International Stock Fund                      $  864,293      $  724,559
Special Fund                                  $6,140,893      $4,280,666
Small Cap Fund                                $  225,828      $   19,164
Real Estate Fund                              $  194,113      $  114,020
Municipal Bond Fund
National Municipal Bond Fund
Balanced Fund                                 $  737,793      $  572,539

     No brokerage commissions were paid by the Money Market Fund, the Government Bond Fund, the Bond Fund or the High Yield Fund during the last three years. Of the commissions paid in 1998, the Common Stock Fund paid $_______, the Growth Fund paid $_______, the Special Fund paid $_______, the Small Cap Fund paid $_______, the Real Estate Fund paid $_______, and the Balanced Fund paid $_______, to acquire third-party research or products.

     Provided each Fund's Board of Directors is satisfied that the Fund is receiving the most favorable price and execution available, the Adviser may consider the sale of the Fund's shares as a factor in the selection of brokerage firms to execute its portfolio transactions. The placement of portfolio transactions with brokerage firms who sell shares of a Fund is subject to rules adopted by the National Association of Securities Dealers. The Adviser may use research services provided by and place agency transactions with affiliated broker-dealers, if the commissions are fair and reasonable and comparable to commissions charged by non-affiliated qualified brokerage firms.

     Investment decisions for each Fund are made independently from those of the other Funds or accounts or other investment pools managed by the Adviser or any affiliate of the Adviser. The same security is sometimes held in the portfolio of more than one Fund or account. Simultaneous transactions are inevitable when several Funds or accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one Fund or account. In the event of simultaneous transactions, allocations among the Fund or accounts will be made on an equitable basis.

     Since 1967, the Adviser and the Funds have had a Code of Ethics (the "Code") that sets forth general and specific standards relating to the securities trading activities of all their employees. The purpose of the Code is to ensure that all employees conduct their personal transactions in a manner that does not interfere with the portfolio transactions of the Funds or the Adviser's other clients or take unfair advantage of their relationship with the Adviser. The specific standards in the Code include, among others, a requirement that all employee trades be pre-cleared; a prohibition on investing in initial public offerings; required pre-approval of an investment in private placements; a prohibition on portfolio managers trading in a security seven days before or after a trade in the same security by an account over which the manager exercises investment discretion; and a prohibition on realizing any profit on the trading of a security held less than 60 days. Certain securities and transactions, such as mutual fund shares or
U. S. Treasuries and purchases of options on securities indexes or securities under an automatic dividend reinvestment plan, are exempt from the restrictions in the Code because they present little or no potential for abuse. Certain transactions involving the stocks of large capitalization companies are exempt from the seven day black-out period and short-term trading prohibitions because such transactions are highly unlikely to affect the price of these stocks. In addition to the trading restrictions, the Code contains reporting obligations that are designed to ensure compliance and allow the Adviser's Ethics Committee to monitor that compliance.

     The Adviser and the Funds have also adopted a Policy and Procedures Designed to Detect and Prevent Insider Trading (the "Insider Trading Policy"). The Insider Trading Policy prohibits any employee from trading, either personally or on behalf of others (including a client account), on the basis of material nonpublic information. All employees are required to certify each year that they have read and complied with the provisions of the Code and the Insider Trading Policy.


-------------------------------------------------------------------------------
                       CAPITAL STOCK AND OTHER SECURITIES
-------------------------------------------------------------------------------

     Each Fund is an Oregon corporation and was organized in the year set forth below opposite its name.

                 Fund                             Date
                 ----                             ----
                 Common Stock Fund                1991
                 Growth Fund                      1967
                 International Stock Fund         1992
                 Special Fund                     1985
                 Small Cap Fund                   1996
                 Real Estate Fund                 1994
                 Government Bond Fund             1986
                 Bond Fund                        1983
                 National Municipal Bond Fund     1999
                 Municipal Bond Fund              1984
                 High Yield Fund                  1993
                 Balanced Fund                    1991
                 Money Market Fund                1974

     All shares of each Fund have equal voting, redemption, dividend, and liquidation rights. All issued and outstanding shares of a Fund are fully paid and nonassessable. Shares have no preemptive or conversion rights. Fractional shares have the same rights proportionately as full shares. The shares of a Fund do not have cumulative voting rights, which means that the holders of more than 50 percent of the shares of the Fund, voting for the election of directors can elect all the directors.

     Any reference to the phrase "vote of a majority of the outstanding voting securities of the Fund" means the vote at any meeting of shareholders of a Fund of (i) 67 percent or more of the shares present or represented by proxy at the meeting, if the holders of more than 50 percent of the outstanding shares are present or represented by proxy, or (ii) more than 50 percent of the outstanding shares, whichever is less.


-------------------------------------------------------------------------------
                   PURCHASE, REDEMPTION AND PRICING OF SHARES
-------------------------------------------------------------------------------

PURCHASES AND REDEMPTIONS
-------------------------

     A detailed discussion of how you may purchase, redeem and exchange shares in each of the Funds is discussed in the Prospectus. The following information and polices is supplemental to that found in the Prospectus.

          Investment Minimums. Although the Adviser has established minimum investment amounts, it may, at its sole discretion, waive the minimum purchase and account size requirements for certain group plans or accounts opened by agents or fiduciaries (such as a bank trust department, investment adviser, or securities broker), for individual retirement plans or in other circumstances.

          Telephone Redemptions. You may experience some difficulty in implementing a telephone redemption during periods of intense economic or financial market changes or activity. Telephone redemption privileges may be modified or terminated at any time without notice to shareholders.

          Redemptions by Draft. The processing of drafts against a Money Market Fund account is subject to the rules and regulations of the Money Market Fund's commercial bank. These arrangements do not establish a checking or other account between you and the bank for the purpose of Federal Deposits Insurance or otherwise. The agreements and procedures followed by the Money Market Fund relates solely to the bank's intermediary status for redemption of investments in the Money Market Fund.

          Automatic Withdrawals. If your account value in any Fund is $5,000 or more, you may elect to receive automatic cash withdrawals of $50 or more from that Fund in accordance with either of the following withdrawal options:

               Income earned - you may elect to receive any dividends or capital gains distributions on your shares, provided such dividends and distributions exceed $25.00.

               Fixed Amount - you may elect to receive a monthly or quarterly fixed amount of $50 or more.

          Automatic withdrawals will be made within seven days after the end of the month or quarter to which they related.

               To the extent redemptions for automatic withdrawals exceed dividends declared on shares in your account, the number of shares in your account will be reduced. If the value of your account falls below the Fund minimum, your account is subject to be closed on 60 days written notice. The minimum withdrawal amount has been established for administrative convenience and should not be considered as recommended for all investors. For tax reporting, a capital gain or loss may be realized on each fixed-amount withdrawal.

               An automatic withdrawal plan may be modified or terminated at any time upon prior notice by the Fund or the shareholder.

          Redemption of Recently Purchased Shares. If a Fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds until it has collected payment, which may take up to 15 days from the purchase date. No interest is paid on the redemption proceeds after the redemption date and before the proceeds are sent to you. If you request the redemption (by draft or other means) of Money Market Fund shares recently purchased by check, the redemption will not be effective and proceeds will not be transmitted, unless the purchase of these shares has cleared. These holding periods do not apply to the redemption of shares purchased by bank wire or with a cashiers or certified check.

               There is no charge for redemption payments that are mailed. Amounts transferred by wire must be at least $1,000, and the bank wire cost for each redemption will be charged against your account. Your bank may also impose an incoming wire charge.

          Exchanges. You may use proceeds from the redemption of shares of any --------- Fund to purchase share of other Funds offering shares for sale in your state of residence. Before making an exchange, you should read the portions of the Prospectus relating to the Fund or Funds into which the shares are to be exchanged. The shares of the Fund to be acquired will be purchased at the NAV next determined after acceptance of the purchase order by that Fund in accordance with its policy for accepting investments. The exchange of shares of one Fund for shares of another Fund is treated, for federal income tax purposes, as a sale on which you may realize a taxable gain or loss.

               Telephone exchange privileges are available to you automatically, unless you decline this service by checking the appropriate box on the application. Telephone exchanges may be made from one Fund into another Fund only within the same account number. To prevent the abuse of the exchange privilege to the disadvantage of other shareholders, each Fund reserves the right to terminate the exchange privilege of any shareholder who makes more than four exchanges out of a Fund during the calendar year. The exchange privilege may be modified or terminated at any time, and any Fund may discontinue offering its shares generally or in any particular state without notice to shareholders.

          Involuntary Redemptions. Upon 60 days prior written notice, a Fund may ----------------------- redeem all of your shares without your consent if:

               o Your account balance falls below $500. However, if you wish to maintain that account, you may during the 60-day notice period either: (i) add to your account to bring it up to the required minimum, or (ii) establish an Automatic Investment Plan with a minimum monthly investment of $50.

               o You are a U.S. shareholder and fail to provide the Fund with a certified taxpayer identification number.

               o You are a foreign shareholder and fail to provide the Fund with a current Form W-8, "Certificate of Foreign Status".

               The Funds also reserve the right to close a shareholder account if the shareholder's actions are deemed to be detrimental to the Fund or its shareholders, including, without limitation, violating the exchanges policy set forth in its Prospectus. If a Fund redeems shares, payment will be made promptly at the current net asset value. A redemption may result in a realized capital gain or loss.

          Processing Your Orders. Orders received by a Fund other than the Money ---------------------- Market Fund will be processed the day they are received. Since the Money Market Fund invests in obligations normally requiring payment in federal funds, purchase orders will not be processed unless received in federal funds or until converted by the Fund into federal funds. Checks or negotiable U.S. bank drafts require one day to convert into federal funds. Checks drawn on banks that are not members of the Federal Reserve System may take longer to convert into federal funds. Prior to conversion into federal funds, your money will not be invested or working for you. Information about federal funds is available from any U.S. bank that is a member of the Federal Reserve System.

               Orders received before the close of regular trading on the NYSE (normally 4 p.m. New York time) will be entered at the Fund's share price computed that day. Orders received after the close of regular trading on the NYSE will be entered at the Fund's share price next determined. All investments will be credited to your account in full and fractional shares computed to the third decimal place. The Funds reserve the right to reject any order.

               Shares purchased will be credited to your account on the record books of the applicable Fund. The Funds will not issue share certificates except on request. Certificates for fractional shares will not be issued.

          Redemptions. Each Fund reserves the right to redeem Fund shares in ----------- cash or by payment-in-kind. Each Fund has elected, however, to be governed by Rule 18f-1 under the Investment Company Act pursuant to which a Fund is obligated to redeem, during any 90-day period, shares of a shareholder solely for cash up to the lesser of $250,000 or 1 percent of the net asset value of the Fund. A shareholder who is redeemed in kind may incur brokerage fees upon the sale of any securities distributed upon redemption.

PRICING OF SHARES
-----------------

     The net asset value ("NAV") per share of each Fund is determined by the Adviser, under procedures approved by the directors, as of the close of regular trading (normally 4:00 p.m. New York time) on each day the NYSE is open for business and at other times determined by the directors. The NAV per share is computed by dividing the value of all assets of the Fund, less its liabilities, by the number of shares outstanding.

     A Fund may suspend the determination of the NAV of a Fund and the right of redemption for any period (1) when the NYSE is closed, other than customary weekend and holiday closings, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which sale of securities owned by the Fund is not reasonably practicable or it is not reasonably practicable for the Fund to determine the value of the Fund's assets, or (4) as the SEC may by order permit for the protection of security holders, provided the Fund complies with rules and regulations of the SEC which govern as to whether the conditions prescribed in (2) or (3) exist. The NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr.'s Birthday, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

     For purposes of calculating the NAV of the Fund's shares, the following procedures are utilized whenever applicable. Each Fund's equity securities are valued at the last sale price on the securities exchange or national securities markets at which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued using the last bid price. Each Fund purchasing debt securities uses market value to value such securities as quoted by dealers who are market makers in these securities or by an independent pricing service, unless the Adviser determines that a fair value determination should be made using procedures and guidelines established by and under the general supervision of the Fund's Board of Directors. Market values are based on the average of bid and ask prices, or by reference to other securities with comparable ratings, interest rates and maturities. Certain debt securities for which daily market quotations are not readily available, or for which the Adviser believes the quotations do not accurately value the security in question, may be valued by the Adviser, pursuant to guidelines established by the Fund's directors, with reference to fixed income securities whose prices are more readily obtainable and whose durations are comparable to the securities being valued.

     Investments in the Money Market Fund and other temporary cash investments are carried at values deemed best to reflect their fair values as determined in good faith by the Adviser, under procedures adopted by the Fund's directors. These values are based on cost, adjusted for amortization of discount or premium and accrued interest, unless unusual circumstances indicate that another method of determining fair value should be used.

     The value of assets or liabilities initially expressed in a foreign currency will, on a daily basis, be converted into U.S. dollars. Foreign securities will be valued based upon the most recent closing price on their principal exchange, or based upon the most recent price obtained by the Fund, if the price is not priced on an exchange, even if the close of that exchange or price determination is earlier than the time of the Funds' NAV calculation. In the case of such foreign security, if an event that is likely to affect materially the value of a portfolio security occurs between the time the foreign price is determined and the time the Fund's NAV is calculated, it may be necessary to value the security in light of that event.


-------------------------------------------------------------------------------
                                   CUSTODIANS
-------------------------------------------------------------------------------

     United States National Bank of Oregon ("USNB" or "Custodian"), 321 SW Sixth Avenue, Portland, Oregon 97208, acts as general custodian for each Fund, except the International Stock Fund. USNB provides custody services to the International Stock Fund with respect to domestic securities held by the Fund. Chase Manhattan Bank ("Chase" or a "Custodian"), One Pierrepont Plaza, Brooklyn, New York 11201, acts as the general custodian for the International Stock Fund and provides custody services to those Funds that invest in foreign securities. The Custodians hold all securities and cash of the Funds, receive and pay for securities purchased, deliver against payment securities sold, receive and collect income from investments, make all payments covering expenses of the Funds, and perform other administrative duties, all as directed by authorized officers of the Adviser. The Custodians do not exercise any supervisory function in the purchase and sale of portfolio securities or payment of dividends.

     Portfolio securities purchased in the United States are maintained in the custody of the Fund's custodian. Portfolio securities purchased outside the United States by the Funds are maintained in the custody of foreign banks, trust companies, or depositories that have sub-custodian arrangements with Chase (the "foreign sub-custodians"). Each of the domestic and foreign custodial institutions that may hold portfolio securities of the Funds has been approved by the Board of Directors of the Funds or, in the case of foreign securities, at the discretion of the Board, by Chase, as a delegate of the Board of Directors, all in accordance with regulations under the 1940 Act.

     The Adviser determines whether it is in the best interest of the Funds and their shareholders to maintain a Fund's assets in each of the countries in which the Fund invests ("Prevailing Market Risk"). The review of Prevailing Market Risk includes an assessment of the risk of holding a Fund's assets in a country, including risks of expropriation or imposition of exchange controls. In evaluating the foreign sub-custodians, the Board of Directors, or its delegate, will review the operational capability and reliability of the foreign sub-custodian. With respect to foreign investments and the selection of foreign sub-custodians, however, there is no assurance that the Funds, and the value of their shares, will not be adversely affected by acts of foreign governments, financial or operational difficulties of the foreign sub-custodians, difficulties and cost of obtaining jurisdiction over, or enforcing judgements against, the foreign sub-custodians, or the application of foreign law to a Fund's foreign sub-custodial arrangement. Accordingly, an investor should recognize that the risks involved in holding assets abroad are greater than those associated with investing in the United States.


-------------------------------------------------------------------------------
                  ACCOUNTING SERVICES AND FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

     The financial statements of each Fund for the year ended December 31, 1998, the selected per share data and ratios under the caption "Financial Highlights," and the report of PricewaterhouseCoopers LLP, independent accountants, are included in the 1998 Annual Report to Shareholders of the Funds. PricewaterhouseCoopers LLP, 1300 S.W. Fifth Avenue, Suite 3100, Portland, Oregon 97201, in addition to examining the financial statements of the Funds, assists in the preparation of the tax returns of the Funds and in certain other matters.


-------------------------------------------------------------------------------
                                      TAXES
-------------------------------------------------------------------------------

Federal Income Taxes

     Each Fund intends and expects to meet continuously the tests for qualification as a regulated investment company under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund believes it satisfies the tests to qualify as a regulated investment company.

     To qualify as a regulated investment company for any taxable year, each Fund must, among other things:

     (a) derive at least 90 percent of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies (the "90 Percent Test"); and

     (b) diversify its holdings so that, at the end of each quarter, (i) 50 percent or more of the value of the assets of the Fund is represented by cash, government securities, and other securities limited, in respect of any one issuer of such other securities, to an amount not greater than 5 percent of the value of the assets of the Fund and 10 percent of the outstanding voting securities of such issuer, and (ii) not more than 25 percent of the value of the assets of the Fund is invested in the securities (other than government securities) of any one issuer or of two or more issuers that the Fund "controls" within the meaning of Section 851 of the Code and that meet certain requirements (the "Diversification Test"). In addition, a Fund must file, or have filed, a proper election with the Internal Revenue Service.

     Part I of Subchapter M of the Code will apply to a Fund during a taxable year only if it meets certain additional requirements. Among other things, the Fund must: (a) have a deduction for dividends paid (without regard to capital gain dividends) at least equal to the sum of 90 percent of its investment company taxable income (computed without any deduction for dividends paid) and 90 percent of its tax-exempt interest in excess of certain disallowed deductions (unless the Internal Revenue Service waives this requirement), and (b) either
(i) have been subject to Part I of Subchapter M for all taxable years ending after November 8, 1983 or (ii) as of the close of the taxable year have no earnings and profits accumulated in any taxable year to which Part I of Subchapter M did not apply.

     A regulated investment company that meets the requirements described above is taxed only on its "investment company taxable income," which generally equals the undistributed portion of its ordinary net income and any excess of net short-term capital gain over net long-term capital loss. In addition, any excess of net long-term capital gain over net short-term capital loss that is not distributed is taxed to a Fund at corporate capital gain tax rates. The policy of each Fund is to apply capital loss carry-forwards as a deduction against future capital gains before making a capital gain distribution to shareholders. Under rules that are beyond the scope of this discussion, certain capital losses and certain net foreign currency losses resulting from transactions occurring in November and December of a taxable year may be taken into account either in that taxable year or in the following taxable year.

     If any net long-term capital gains in excess of net short-term capital losses are retained by a Fund, requiring federal income taxes to be paid thereon by the Fund, the Fund may elect to treat such capital gains as having been distributed to shareholders. In the case of such an election, shareholders will be taxed on such amounts as long-term capital gains, will be able to claim their proportional share of the federal income taxes paid by the Fund on such gains as credits against their own federal income tax liabilities, and generally will be entitled to increase the adjusted tax basis of their shares in the Fund by the differences between their pro rata shares of such gains and their tax credits.

     Special Aspects of 90 Percent Test with Respect to Foreign Currency. For purposes of the 90 Percent Test, foreign currency gains that are not directly related to a Fund's principal business of investing in stocks or securities (or options and futures with respect to stock or securities) may be excluded from qualifying income by regulation. No such regulations, however, have been issued.

     Unless an exception applies, a Fund may be required to recognize some income with respect to foreign currency contracts under the mark-to-market rules of Section 1256 even though that income is not realized. Special rules under Sections 1256 and 988 of the Code determine the character of any income, gain, or loss on foreign currency contracts.

     Two possible exceptions to marking-to-market relate to hedging transactions and mixed straddles. A hedging transaction is defined for purposes of Section 1256 as a transaction (1) that a Fund properly identifies as a hedging transaction, (2) that is entered into in the normal course of business primarily to reduce the risk of price changes or currency fluctuations with respect to the Fund's investments, and (3) results in ordinary income or loss. A mixed straddle is a straddle where (1) at least one (but not all) of the straddle positions are
Section 1256 contracts and (2) the Fund properly identifies each position forming part of the straddle. A straddle for these purposes generally is offsetting positions with respect to personal property. A Fund holds offsetting positions generally if there is a substantial diminution of the Fund's risk of loss from holding a position by reason of its holding one or more other positions.

     Municipal Bond Fund and National Municipal Bond Fund. In certain cases, Subchapter M permits the character of tax-exempt interest received and distributed by a regulated investment company to flow through for federal tax purposes as tax-exempt interest to its shareholders, provided that 50 percent or more of the value of its assets at the end of each quarter is invested in municipal bonds. For purposes of this Statement of Additional Information, the term "municipal bonds" refers to obligations that pay interest that is tax-exempt under Section 103 of the Code. For purposes of this Statement of Additional Information, the term "tax-exempt interest" refers to interest that is not includable in gross income for federal income tax purposes. As discussed below, however, tax-exempt interest may result in an increase in the taxes of the recipient because of the alternative minimum tax, the environmental tax, the branch profits tax, or under other provisions of the Code that are beyond the scope of this Statement of Additional Information. The Municipal Bond Fund and the National Municipal Bond Fund intend to have at least 50 percent of the value of their total assets at the close of each quarter of their taxable year consist of obligations the interest on which is not includable in gross income for federal income tax purposes under Section 103 of the Code. As a result, the Municipal Bond Fund's and the National Municipal Bond Fund's dividends payable from net tax-exempt interest earned from municipal bonds should qualify as exempt-interest dividends.

     Distributions properly designated by the Municipal Bond Fund and the National Municipal Bond Fund as representing net tax-exempt interest received on municipal bonds (including municipal bonds of Guam, Puerto Rico, and certain other issuers) will not be includable by shareholders in gross income for federal income tax purposes (except for shareholders who are, or are related to, "substantial users," as discussed below). Distributions representing net taxable interest received by the Municipal Bond

Fund and the National Municipal Bond Fund from sources other than municipal bonds, representing the excess of net short-term capital gain over net long-term capital loss, or representing taxable accrued market discount on the sale or redemption of municipal bonds, will be taxable to shareholders as ordinary income.

     Any loss realized upon the redemption of shares of the Municipal Bond Fund and the National Municipal Bond Fund six months or less from the date of purchase of the shares and following receipt of an exempt-interest dividend will be disallowed to the extent of such exempt-interest dividend. Section 852(b)(4) of the Code contains special rules on the computation of a shareholder's holding period for this purpose.

     Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Municipal Bond Fund and the National Municipal Bond Fund will not be deductible for federal income tax purposes. Under rules issued by the Internal Revenue Service, the purchase of such shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares. Special rules that are beyond the scope of this Statement of Additional Information limit the deduction of interest paid by financial institutions. Investors with questions regarding these issues should consult their tax advisors.

     Dividends attributable to interest on certain private activity bonds issued after August 7, 1986 will be items of tax preference and must be included in alternative minimum taxable income for the purpose of determining liability, if any, for the 26-28% alternative minimum tax for individuals and the 20% alternative minimum tax for corporations. Furthermore, the alternative minimum taxable income for corporations includes an adjustment equal to 75 percent of the excess of "adjusted current earnings" over the corporation's other federal alternative minimum taxable income (computed without regard to "adjusted current earnings" and without regard to any "alternative tax net operating loss"). See
Section 56(g) of the Code. For the purpose of alternative minimum tax for corporations, all exempt-interest dividends, less any interest expense incurred to purchase or carry shares paying exempt interest dividends, must be taken into account as "adjusted current earnings." In addition, exempt-interest dividends paid to corporate investors may be subject to tax under the environmental tax, which applies at the rate of 0.12% on the excess of the "modified alternative minimum taxable income" of the corporation over $2 million. See Section 59A of the Code.

     In some cases, exempt-interest dividends paid by the Municipal Bond Fund and the National Municipal Bond Fund may indirectly affect the amount of Social Security benefits or railroad retirement benefits that are taxable income to an investor. See Section 86 of the Code.

     Certain foreign corporations may be subject to the "branch profits tax" under Section 884 of the Code. The receipt of dividends from the Municipal Bond Fund and the National Municipal Bond Fund may increase the liability of the foreign corporation under the branch profits tax, even if such dividends are generally tax-exempt.

     "Substantial users" (or persons related thereto) of facilities financed by certain governmental obligations are not allowed to exclude from gross income interest on such obligations. No investigation as to the substantial users of the facilities financed by bonds in the Municipal Bond Fund's and the National Municipal Bond Fund's portfolio will be made by the Municipal Bond Fund and the National Municipal Bond Fund. Potential investors who may be, or may be related to, substantial users of such facilities should consult their tax advisors before purchasing shares of the Municipal Bond Fund and the National Municipal Bond Fund.

     At the respective times of issuance of the municipal bonds, opinions relating to the validity thereof and to the exemption of interest thereon from federal income tax generally were or will be rendered by bond counsel engaged by the respective issuing authorities. The Municipal Bond Fund and the National Municipal Bond Fund will not make any review of the issuance of the municipal bonds or of the basis for such opinions. An opinion concerning tax-exempt interest generally assumes continuing compliance with applicable standards and restrictions. Certain circumstances or actions by an issuer after the date of issuance can cause interest on municipal bonds to become includable in gross income. In some cases, the interest on such bonds could become taxable from the date of issuance. The Municipal Bond Fund and the National Municipal Bond Fund will not monitor any issuers or any municipal bonds to attempt to ensure that the interest remains tax-exempt.

     If either the Municipal Bond Fund and the National Municipal Bond Fund declares dividends attributable to taxable interest it has received, it intends to designate as taxable the same percentage of the day's dividend that the actual taxable income earned on that day bears to total income earned on that day. Thus, the percentage of the dividend designated as taxable, if any, may vary from day to day.

     Shares of the Municipal Bond Fund and the National Municipal Bond Fund generally would not be a suitable investment for a tax-exempt institution, a tax-exempt retirement plan, or an individual retirement account. To the extent that such an entity or account is tax-exempt, no additional benefit would result from receiving tax-exempt dividends.

     From time to time, proposals have been introduced before Congress to restrict or eliminate the federal income tax exemption for interest on municipal bonds. Similar proposals may be introduced in the future. If such a proposal were enacted, the availability of municipal bonds for investment by the Municipal Bond Fund and the National Municipal Bond Fund and the value of portfolio securities held by the these Funds would be affected.

     Other Funds. Shareholders of Funds other than the Municipal Bond Fund and the National Municipal Bond Fund are taxed on distributions of net investment income, or of any excess of net short-term capital gain over net long-term capital loss, as ordinary income. Income distributions to corporate shareholders from the Common Stock Fund, the Growth Fund, the International Stock Fund, the Special Fund, and the Balanced Fund may qualify, in whole or part, for the federal income tax dividends-received deduction, depending on the amount of qualifying dividends received by the Fund. Qualifying dividends may include those paid to a Fund by domestic corporations but do not include those paid by foreign corporations. The dividends-received deduction equals 70 percent of qualifying dividends received from a Fund by a shareholder. However, distributions from the Money Market Fund, the Bond Fund, the Government Bond Fund and the High Yield Fund are unlikely to so qualify because the income of these Funds consists largely or entirely of interest rather than dividends. In addition, to the extent the Real Estate Fund's income is derived from interest and distributions from real estate investment trusts ("REITS"), distributions from that Fund will not qualify for the dividends-received deduction. Distributions of any excess of net long-term capital gain over net short-term capital loss from a Fund are ineligible for the dividends-received deduction.

     General Considerations. Distributions properly designated by any Fund as representing the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders at the applicable long-term capital gains rate, regardless of the length of time the shares of the Fund have been held by shareholders. For noncorporate taxpayers, the highest rate that applies to long-term capital gains is lower than the highest rate that applies to ordinary income. Any loss that is realized and allowed on redemption of shares of the Fund 6 months or less from the date of purchase of the shares and following the receipt of a capital gain dividend will be treated as a long-term capital loss to the extent of the capital gain dividend. For this purpose,
Section 852(b)(4) of the Code contains special rules on the computation of a shareholder's holding period.

     A portion of the income distributions from the Real Estate Fund will include a tax return of capital because of the nature of the distributions received by the Fund from its holdings in REITs. A tax return of capital is a nontaxable distribution that reduces the tax cost basis of your shares in the Real Estate Fund. The effect of a return of capital is to defer your tax liability on that portion of your income distributions until you sell your shares of the Real Estate Fund.

     Distributions of taxable net investment income and net realized capital gains will be taxable as described above, whether paid in shares or in cash. Each distribution is accompanied by a brief explanation of the form and character of the distribution. Within 60 days after the close of each calendar year, each Fund issues to each shareholder a statement of the federal income tax status of all distributions, including a statement of the prior calendar year's distributions which the Fund has designated to be treated as long-term capital gain and, in the case of the Municipal Bond Fund and the National Municipal Bond Fund, as tax-exempt interest, or in the case of the Real Estate Fund, as a tax return of capital.

     A distribution may be taxable to a shareholder even if the distribution reduces the net asset value of the shares held below their cost (and is in an economic sense a return of the shareholder's capital). This tax result is most likely when shares are purchased shortly before an annual distribution of capital gains or other earnings. This tax result is extremely unlikely in the case of the Money Market Fund, which distributes its earnings daily and has few or no capital gains.

     Each Fund is generally required to obtain from its shareholders a certification of the shareholder's taxpayer identification number and certain other information. Each Fund generally will not accept an investment to establish a new account that does not comply with this requirement. If a shareholder fails to certify such number and other information, or upon receipt of certain notices from the Internal Revenue Service, the Fund may be required to withhold 31 percent of any reportable interest or dividends, or redemption proceeds, payable to the shareholder, and to remit such sum to the Internal Revenue Service, for credit toward the shareholder's federal income taxes. A shareholder's failure to provide a social security number or other tax identification number may subject the shareholder to a penalty of $50 imposed by the Internal Revenue Service. In addition, that failure may subject the Fund to a separate penalty of $50. This penalty will be charged against the shareholder's account, which will be closed. Closure of the account may result in a capital gain or loss.

     If a Fund declares a dividend in October, November, or December payable to shareholders of record on a certain date in such a month and pays the dividend during January of the following year, the shareholders will be taxed as if they had received the dividend on December 31 of the year in which the dividend was declared. Thus, a shareholder may be taxed on the dividend in a taxable year prior to the year of actual receipt.

     A special tax may apply to a Fund if it fails to make enough distributions during the calendar year. The required distributions for each calendar year generally equal the sum of (a) 98 percent of the ordinary income for the calendar year plus (b) 98 percent of the capital gain net income for the one-year period that ends on October 31 during the calendar year (or for the calendar year itself if the Fund so elects), plus (c) an adjustment relating to any shortfall for the prior taxable year. If the actual distributions are less than the required distributions, a tax of 4 percent applies to the shortfall.

     The Code allows the deduction by certain individuals, trusts, and estates of "miscellaneous itemized deductions" only to the extent that such deductions exceed 2 percent of adjusted gross income. The limit on miscellaneous itemized deductions will not apply, however, with respect to the expenses incurred by any "publicly offered regulated investment company." Each Fund believes that it is a publicly offered regulated investment company because its shares are continuously offered pursuant to a public offering (within the meaning of Section 4 of the Securities Act of 1933, as amended). Therefore, the limit on miscellaneous itemized deductions should not apply to expenses incurred by any of the Funds.

     The Funds may purchase zero coupon bonds and payment-in-kind ("PIK") bonds. With respect to zero coupon bonds, a Fund recognizes original-issue-discount income ratably over the life of the bond even though the Fund receives no payments on the bond until the bond matures. With respect to PIK bonds, a Fund recognizes interest income equal to the fair market value of the bonds distributed as interest. Because a Fund must distribute 90 percent of its income to remain qualified as a registered investment company, a Fund may be forced to liquidate a portion of its portfolio to generate cash to distribute to its shareholders with respect to original-issue-discount income from zero coupon bonds and interest income from PIK bonds.

Foreign Income Taxes

     The International Stock Fund invests in the securities of foreign corporations and issuers. To a lesser extent, the Common Stock Fund, the Growth Fund, the Special Fund, the Small Cap Fund, the Real Estate Fund, the Balanced Fund, and the High Yield Fund may also invest in such foreign securities. Foreign countries may impose income taxes, generally collected by withholding, on foreign-source dividends and interest paid to a Fund. These foreign taxes will reduce a Fund's distributed income. The Funds generally expect to incur, however, no foreign income taxes on gains from the sale of foreign securities.

     The United States has entered into income tax treaties with many foreign countries to reduce or eliminate the foreign taxes on certain dividends and interest received from corporations in those countries. The Funds intend to take advantage of such treaties where possible. It is impossible to predict with certainty in advance the effective rate of foreign taxes that will be paid by a Fund since the amount invested in particular countries will fluctuate and the amounts of dividends and interest relative to total income will fluctuate.

     U.S. foreign tax credits or deductions for shareholders of the International Stock Fund. Section 853 of the Code allows a regulated investment company to make a special election relating to foreign income taxes if more than 50 percent of the value of the company's total assets at the close of its taxable year consists of stock or securities in foreign corporations and the company satisfies certain holding period requirements. The International Stock Fund generally expects, if necessary, to qualify for and to make the election permitted under Section 853 of the Code. Although the International Stock Fund intends to meet the requirements of the Code to "pass through" such foreign taxes, there can be no assurance that the Fund will be able to do so. The International Stock Fund will elect under Section 853 of the Code only if it believes that it is in the best interests of its shareholders to do so. None of the other Columbia Funds that may invest in foreign securities will qualify under Section 853 of the Code.

     If the International Stock Fund elects pursuant to Section 853, shareholders of that Fund will be required to include in income (in addition to other taxable distributions) and will be allowed a credit or deduction for, their pro rata portions of the income taxes paid by the Fund to foreign countries. A shareholder's use of the credits resulting from the election will be subject to limits of Section 904 of the Code. In general, those limits will prevent a shareholder from using foreign tax credits to reduce U.S. taxes on U.S. source income. Each shareholder should discuss the use of foreign tax credits and the
Section 904 limits with the shareholder's tax adviser.

     No deduction for foreign taxes may be claimed under the Code by individual shareholders who do not elect to itemize deductions on their federal income tax returns, although such a shareholder may claim a credit for foreign taxes and in any event will be treated as having taxable income in the amount of the shareholder's pro rata share of foreign taxes paid by the Fund.

     Each year, the International Stock Fund will provide a statement to each shareholder showing the amount of foreign taxes for which a credit or a deduction may be available.

     Investment in passive foreign investment companies. If a Fund invests in an entity that is classified as a "passive foreign investment company" ("PFIC") for federal income tax purposes, the application of certain provisions of the Code applying to PFICs could result in the imposition of certain federal income taxes on the Fund. It is anticipated that any taxes on a Fund with respect to investments in PFICs would be insignificant.

Investments in Real Estate Investment Trusts that Invest in REMICs.

     The Real Estate Fund may invest in REITs that hold residual interests in real estate mortgage investment conduits ("REMICs"). Under Treasury regulations that have not yet been issued, but may apply retroactively, a portion of the Real Estate Fund's income from a REIT that is attributable to the REIT's residual interest in a REMIC (referred to in the Code as an "excess inclusion") will be subject to federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as the Real Estate Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Real Estate Fund does not intend to invest in REITs, a substantial portion of the assets of which consists of residual interests in REMICs.

State Income Taxes

     National Municipal Bond Fund. Distributions from this Fund may be exempt from the income tax of a state, if the distributions are derived from tax-exempt interest paid on the municipal securities of that state or its political subdivisions. Those distributions may not be exempt from another state's income tax, however. In addition, distributions derived from capital gains generally will be subject to state income tax. Shareholders of the National Municipal Bond Fund should consult their tax advisors regarding whether any portion of distributions received from that Fund is exempt from state income tax, because exemption may depend upon whether the shareholder is an individual, subject to tax in any given state, the residence of the individual, and the particular state tax treatment of mutual funds.

     Municipal Bond Fund. Individuals, trusts, and estates will not be subject to the Oregon personal income tax on distributions from the Municipal Bond Fund that are derived from tax-exempt interest paid on the municipal bonds of Oregon and its political subdivisions and certain other issuers (including Puerto Rico and Guam). However, these individuals, trusts, and estates that are subject to Oregon personal income tax also generally will be subject to the Oregon personal income tax on distributions from the Municipal Bond Fund that are derived from other types of income, including interest on the municipal bonds of states, other than Oregon. Furthermore, it is expected that corporations subject to the Oregon corporation excise or income tax will be subject to that tax on income from the Municipal Bond Fund, including income that is exempt for federal purposes. Shares of the Municipal Bond Fund will not be subject to Oregon property tax. Additional discussion regarding local taxes, and the tax rules of states other than Oregon, are beyond the scope of this discussion.

     Oregon generally taxes corporations on interest income from municipal bonds. The Municipal Bond Fund is a corporation. However, ORS 317.309(2) provides that a regulated investment company may deduct from such interest income the exempt-interest dividends that are paid to shareholders. The Municipal Bond Fund expects to distribute its interest income so that it will not be liable for Oregon corporation excise or income taxes.

     The Municipal Bond Fund and the National Municipal Bond Fund will report annually to its shareholders the percentage and source, on a state-by-state basis, of interest income on municipal bonds received by the Fund during the preceding year.

     Government Bond Fund. Individuals, trusts, and estates will not be subject to Oregon personal income tax on dividends properly designated by the Government Bond Fund as derived from interest on U.S. government obligations. See ORS
316.683. If a shareholder pays deductible interest on debt incurred to carry shares of the Government Bond Fund, the amount of the tax-exempt dividends for state tax purposes will be reduced. If a shareholder sells shares of the Government Bond Fund at a loss after holding them for six months or less, the loss will be disallowed for state purposes to the extent of any state tax-exempt dividend received by the shareholder. Local taxes, and the tax rules of states other than Oregon, are beyond the scope of this discussion.

General Information

     Capital gains distributed to shareholders of both the Municipal Bond Fund and the National Municipal Bond Fund will generally be subject to state and local taxes. Further discussion regarding the state and local tax consequences of investments in the Funds are beyond the scope of the tax discussions in the Prospectus and this Statement of Additional Information.

Additional Information

     The foregoing summary and the summary included in the Prospectus under "Distributions and Taxes" of tax consequences of investment in the Funds are necessarily general and abbreviated. No attempt has been made to present a complete or detailed explanation of tax matters. Furthermore, the provisions of the statutes and regulations on which they are based are subject to change, prospectively or retroactively, by legislative or administrative action. Local taxes are beyond the scope of this discussion. Prospective investors in the Funds are urged to consult their own tax advisors regarding specific questions as to federal, state, or local taxes.

     This discussion applies only to general U.S. shareholders. Foreign investors and U.S. shareholders with particular tax issues or statuses should consult their own tax advisors regarding the special rules that may apply to them.


-------------------------------------------------------------------------------
                              YIELD AND PERFORMANCE
-------------------------------------------------------------------------------

     The Funds will from time to time advertise or quote their respective yields and total return performance. These figures represent historical data and are calculated according to Securities and Exchange Commission ("SEC") rules standardizing such computations. The investment return and principal value (except, under normal circumstances, for the Money Market Fund) will fluctuate so that shares when redeemed may be worth more or less than their original cost.

The Money Market Fund

     Current yield is calculated by dividing the net change in the value of an account of one share during an identified seven-calendar-day period by the value of the one share account at the beginning of the same period ($1.00) and multiplying that base period return by 365/7, i.e.:

net change in value of account of one share x 365 = Current
-------------------------------------------   ---    Yield
  value of account at beginning of period      7

     Compounded effective yield is calculated by daily compounding of the base period return referred to above. This calculation is made by adding 1 to the base period return, raising the sum to a number equal to 365 divided by 7, and subtracting 1 from the result, i.e.:
                               ----

[(base period return + 1) 365/7] - 1 = Compounded Effective Yield

     The determination of net change in the value of an account for purposes of the Money Market Fund yield calculations reflects the value of additional shares purchased with income dividends from the original share and income dividends declared on both the original share and the additional shares. The determination of net change does not reflect realized gains or losses from the sale of securities or unrealized appreciation or depreciation. The Money Market Fund includes unrealized appreciation or depreciation, as well as realized gains or losses, in the determination of actual daily dividends. Therefore, the quoted yields as calculated above may differ from the actual dividends paid.

The Common Stock Fund, the Real Estate Fund, the Balanced Fund, and the Bond Funds

     Current yields of the Common Stock Fund, the Real Estate Fund, the Balanced Fund, the Government Bond Fund, the Bond Fund, the Municipal Bond Fund, and the High Yield Fund are calculated by dividing the net investment income per share earned during an identified 30-day period by the maximum offering price per share on the last day of the same period, according to the following formula:

                                     6
                 Yield = 2 [(a-b + 1) - 1]
                             ---
                             cd

Where:   a =  dividends and interest earned during the period.

         b =  expenses accrued for the period (net of reimbursement).

         c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

         d = the maximum offering price per share on the last day of the period.

     The Funds use generally accepted accounting principles in determining actual income paid, and these principles differ in some instances from SEC rules for computing income for the above yield calculations. Therefore, the quoted yields as calculated above may differ from the actual dividends paid.

     The Municipal Bond Fund may publish a tax equivalent yield for Oregon shareholders that represents the yield that an investor must receive on a fully taxable investment to achieve the same after-tax results at the highest then existing marginal combined Oregon and federal income tax rates, calculated according to the following formula:

Tax Equivalent Yield =  a  +  c  + e
                       ---   ---
                       1-b   1-d

Where:   a =  that portion of the current yield of the Fund that is exempt from federal and Oregon income tax.

         b = highest then-existing marginal combined Federal and Oregon income tax rate.

         c = that portion of the current yield of the Fund that is only exempt from federal gross income tax.

         d =  highest then-existing federal income tax rate.

         e = that portion of the current yield of the Fund that is not tax exempt.

     The Municipal Bond Fund may also publish a tax equivalent yield for nonresidents of Oregon that represents the yield that an investor must receive on a fully taxable investment to achieve the same after-tax results of the highest then-existing marginal federal income tax rate, calculated according to the following formula:

Tax Equivalent Yield =  a  + c
                       ---
                       1-b

Where:   a =  that portion of the current yield of the Fund that is exempt from federal income tax.

         b =  highest then-existing marginal federal income tax rate.

         c = that portion of the current yield of the Fund that is not tax exempt.

     The Government Bond Fund may publish a tax equivalent yield for Oregon shareholders that represents the yield that an investor must receive on a fully taxable investment to achieve the same after-tax results at the highest then existing marginal Oregon income tax rate, calculated according to the following formula:

Tax Equivalent Yield =  a  + c
                       ---
                       1-b

Where:   a =  that portion of the current yield of the Fund that is exempt from Oregon income tax.

         b =  highest then existing marginal Oregon income tax rate.

         c = that portion of the current yield of the Fund that is not exempt from Oregon income tax.

     The Funds may also publish average annual total return quotations for recent 1, 5, and 10-year periods (or a fractional portion thereof) computed by finding the average annual compounded rates of return over the 1, 5, and 10-year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                    n
              P(1+T)  = ERV

Where:   P =  a hypothetical initial payment of $1000

         T =  average annual total return

         n =  number of years

       ERV = ending redeemable value of a hypothetical $1000 payment made at the beginning of the 1, 5, and 10-year periods (or fractional portion thereof)

     Total return figures may also be published for recent 1, 5, and 10-year periods where the total return figures represent the percentage return for the 1, 5, and 10-year periods that would equate the initial amount invested to the ending redeemable value.

     If a Fund's registration statement under the Investment Company Act of 1940 has been in effect less than 1, 5, or 10 years, the time period during which the registration statement has been in effect will be substituted for the periods stated.

     The Funds may compare their performance to other mutual funds with similar investment objectives and to the mutual fund industry as a whole, as quoted by ranking services and publications of general interest. For example, these services or publications may include Lipper Analytical Services, Inc., Schabacker's Total Investment Service, Barron's, Business Week, Changing Times, The Financial Times, Financial World, Forbes, Investor's Daily, Money, Morningstar, Inc., Personal Investor, The Economist, The Wall Street Journal, and USA Today. These ranking services and publications rank the performance of the Funds against all other funds over specified periods and against funds in specified categories.

     The Funds may also compare their performance to that of a recognized stock or bond index including the Standard & Poor's 500, Dow Jones, Russell, and Nasdaq stock indices, the NAREIT Equity Index, and the Shearson Lehman and Salomon bond indices, or, with respect to the International Stock Fund, a suitable international index, such as the Morgan Stanley Capital International Europe, Australia, Far East Index or the FT-S&P Actuaries Europe-Pacific Index. The comparative material found in advertisements, sales literature, or in reports to shareholders may contain past or present performance ratings. This is not to be considered representative or indicative of future results or future performance. Unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for administrative and management costs and expenses.

     In addition, the Funds may also compare their performance to other income-producing securities such as (i) money market funds; (ii) various bank products (based on average rates of bank and thrift institution certificates of deposit, money market deposit accounts, and other accounts as reported by the Bank Rate Monitor and other financial reporting services, including newspapers); and (iii) U.S. treasury bills or notes. There are differences between these income-producing alternatives and the Funds other than their yields, some of which are summarized below.

     The yields of the Funds are not fixed and will fluctuate. The principal value of your investment in each Fund (except, under normal circumstances, the Money Market Fund) at redemption may be more or less than its original cost. In addition, your investment is not insured and its yield is not guaranteed. Although the yields of bank money market deposit and other similar accounts will fluctuate, principal will not fluctuate and is insured by the Federal Deposit Insurance Corporation up to $100,000. Bank passbook savings accounts normally offer a fixed rate of interest, and their principal and interest are also guaranteed and insured. Bank certificates of deposit offer fixed or variable rates for a set term. Principal and fixed rates are guaranteed and insured up to $100,000. There is no fluctuation in principal value. Withdrawal of these deposits prior to maturity will normally be subject to a penalty.

                          COLUMBIA SMALL CAP FUND, INC.

                                     PART C

                                OTHER INFORMATION

Item 23. Exhibits
         --------

         (a)  Registrant's Articles of Incorporation.(1)

         (b)  Restated Bylaws.(1)

         (c)  Specimen Stock Certificate.(2)

         (d)  Investment Advisory Contract.(3)

         (e)  Distribution Agreement.(3)

         (f)  Not applicable.

         (g1) Custodian Contract with U S Bank N.A.(2)

         (g2) Custodian Agreement with Morgan Stanley Trust Company.(3)

         (h1) Transfer Agent Agreement.(3)

         (h2) Amendment No. 1 to Transfer Agent Agreement.*

         (i)  Opinion of Counsel - Not applicable for this filing.

         (j)  Consent of Accountants - Not applicable for this filing.

         (k)  Omitted Financial Statements - Not applicable.

         (l)  Not applicable.

         (m)  12b-1 Plan - Not applicable.

         (n)  Financial Data Schedule - To be filed by Post-Effective Amendment.

         (o)  Plan Adopting Multiple Classes of Shares - Not applicable.

         (p)  All Powers of Attorney.(1)

         (1) Incorporated herein by reference to Registrant's Initial Registration Statement on Form N-1A, File No. 333-5863 filed June 13, 1996.

         (2) Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, File No. 333-5863 filed August 27, 1996.

         (3) Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A, File No. 333-5863 filed September 18, 1996.

         *    Filed herewith.

Item 24. Persons Controlled by or Under Common Control with Registrant
         -------------------------------------------------------------

     The Registrant is controlled by its Board of Directors, whose members also serve as members of the Boards of Directors or Trustees of the following investment companies: Columbia Common Stock Fund, Inc., Columbia Special Fund Inc., Columbia International Stock Fund, Inc., Columbia Growth Fund, Inc., Columbia Balanced, Inc., Columbia Daily Income Company, Columbia Fixed Income Securities Fund, Inc., Columbia Municipal Bond Fund, Inc., Columbia U.S. Government Securities Fund, Inc., Columbia Real Estate Equity Fund, Inc., Columbia National Municipal Bond Fund, Inc., Columbia High Yield Fund, Inc., and CMC Fund Trust, each of which, including the Registrant, is organized under the laws of the State of Oregon. The Registrant and all of the other investment companies listed above, except for CMC Fund Trust, have investment advisory contracts with Columbia Funds Management Company, an Oregon corporation ("the Adviser"). Each series of CMC Fund Trust has an investment advisory contract with Columbia Management Co., an Oregon corporation ("CMC"). Fleet Financial Group, Inc. ("Fleet") is a publicly owned multibank holding company registered under the Bank Holding Company Act of 1956. CMC, the Adviser, Columbia Trust Company and Columbia Financial Center Incorporated are indirect wholly owned subsidiaries of Fleet. See "Management" and "Investment Advisory and Other Fees paid to Affiliates" in the Statement of Additional Information.

Item 25. Indemnification
         ---------------

     The articles of incorporation and bylaws of the Registrant provide that any director or officer of the Registrant may be indemnified by the Registrant against all expenses incurred by him in connection with any claim, action, suit or proceeding, civil or criminal, by reason of his being an officer, director, employee or agent of the Registrant to the fullest extent not prohibited by the Oregon Business Corporation Act and the Investment Company Act of 1940 and related regulations and interpretations of the Securities and Exchange Commission.

     Insofar as reimbursement or indemnification for expenses incurred by a director or officer in legal proceedings arising under the Securities Act of 1933 may be permitted by the above provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such reimbursement or indemnification is against public policy as expressed in the Act and therefore unenforceable. In the event that any claim for indemnification under the above provisions is asserted by an officer or director in connection with the securities being registered, the Registrant, unless in the opinion of its counsel the matter has already been settled by controlling precedent, will (except insofar as such claim seeks reimbursement of expenses paid or incurred by an officer or director in the successful defense of any such action, suit, or proceeding or claim, issue, or matter therein) submit to a court of appropriate jurisdiction the question whether indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     The Registrant's directors and officers are also named insureds under an insurance policy issued by ICI Mutual Insurance Company.

Item 26. Business and Other Connections of Investment Advisor
         ----------------------------------------------------

     Information regarding the businesses of the Advisor and its officers and directors is set forth under "Management" in the Prospectus and under "Management" and "Investment Advisory and Other Fees Paid to Affiliates" in the Statement of Additional Information and is incorporated herein by reference. Columbia Trust Company also acts as trustee and/or agent for the investment of the assets of pension and profit sharing plans in pooled accounts.

Item 27. Principal Underwriters
         ----------------------

     Pursuant to a distribution agreement with each of the Columbia Funds, including the Registrant, Provident Distributors, Inc. is authorized to sell shares of each fund to the public. No commission or other compensation is received by Provident Distributors, Inc. in connection with the sale of shares of the Columbia Funds. Certain information on each director and officer of by Provident Distributors, Inc. is set forth below:

Name and Principal              Positions and Offices     Positions and Offices
Business Address             with Provident Distributors     with Registrant
------------------           ---------------------------  ----------------------

Monroe J. Haegele                  CEO and Director                None
Four Falls Corporate Center
6th Floor
West Conshohocken, PA 19428

Jane Haegele                          President                    None
Four Falls Corporate Center
6th Floor
West Conshohocken, PA 19428

Philip H. Rinnander                   Secretary                    None
Four Falls Corporate Center
6th Floor
West Conshohocken, PA 19428


Item 28. Location of Accounts and Records
         --------------------------------

     The records required to be maintained under Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by the Registrant, Columbia Funds Management Company, and Columbia Trust Company at 1301 S.W. Fifth Avenue, Portland, Oregon 97201. Records relating to the Registrant's portfolio securities are also maintained by U S Bank N.A., 321 S.W. Sixth Avenue, Portland, Oregon 97208 and Chase Manhattan Bank, One Pierrepont Plaza, Brooklyn, New York 11201.

Item 29. Management Services
         -------------------

         Not applicable.

Item 30. Undertakings
         ------------

         Not applicable.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Portland and State of Oregon on the 7th day of December, 1998.

                                       COLUMBIA SMALL CAP FUND, INC.


                                       By     J. JERRY INSKEEP, JR.
                                          -----------------------------
                                              J. Jerry Inskeep, Jr.
                                              President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below on the 7th day of December, 1998 by the following persons in the capacities indicated.


(i)  Principal executive officer:

         J. JERRY INSKEEP, JR.              President, Chairman, and Director
---------------------------------------
         J. Jerry Inskeep, Jr.

(ii) Principal accounting and
     financial officer:

         J. JERRY INSKEEP, JR.              President, Chairman, and Director
---------------------------------------
         J. Jerry Inskeep, Jr.

(iii) Directors:

  *      JAMES C. GEORGE                    Director
---------------------------------------
         James C. George

  *      THOMAS R. MACKENZIE                Director
---------------------------------------
         Thomas R. Mackenzie

  *      RICHARD L. WOOLWORTH               Director
---------------------------------------
         Richard L. Woolworth

  * By   J. JERRY INSKEEP, JR.
       --------------------------------
         J. Jerry Inskeep, Jr.
         as Attorney-in-fact

                          COLUMBIA SMALL CAP FUND, INC.

                                  EXHIBIT INDEX
                                  -------------

Exhibit       Description
-------       -----------

    (a)       Registrant's Articles of Incorporation.(1)

    (b)       Restated Bylaws.(1)

    (c)       Specimen Stock Certificate.(2)

    (d)       Investment Advisory Contract.(3)

    (e)       Distribution Agreement.(3)

    (f)       Not applicable.

    (g1)      Custodian Contract with U S Bank N.A.(2)

    (g2)      Custodian Agreement with Morgan Stanley Trust Company.(3)

    (h1)      Transfer Agent Agreement.(3)

    (h2)      Amendment No. 1 to Transfer Agent Agreement.*

    (i)       Opinion of Counsel - Not applicable for this filing.

    (j)       Consent of Accountants - Not applicable for this filing.

    (k)       Omitted Financial Statements - Not applicable.

    (l)       Not applicable.

    (m)       12b-1 Plan - Not applicable.

    (n)       Financial Data Schedule - To be filed by Post-Effective Amendment.

    (o)       Plan Adopting Multiple Classes of Shares - Not applicable.

    (p)       All Powers of Attorney.(1)

    (1) Incorporated herein by reference to Registrant's Initial Registration Statement on Form N-1A, File No. 333-5863 filed June 13, 1996.

    (2) Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, File No. 333-5863 filed August 27, 1996.

    (3) Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A, File No. 333-5863 filed September 18, 1996.

    *    Filed herewith.


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